File No. 333-16133*

811-4320

Securities and Exchange Commission

Washington, D.C. 20549

Form N-6

☑	Registration Under the Securities Act of 1933

☐	Pre-Effective Amendment Number ____

☑	Post Effective Amendment Number 26

And/or

☑	Registration Statement Under the Investment Company Act of 1940

☑	Amendment No. 14

Ohio National Variable Account R

(Exact Name of Registrant)

Ohio National Life Assurance Corporation

(Name of Depositor)

One Financial Way

Montgomery, Ohio 45242

(Address of Depositor’s Principal Executive Offices)

1-800-366-6654

(Depositor’s Telephone Number, including Area Code)

Katherine L. Scott, Assistant Counsel

The Ohio National Life Insurance Company

P.O. Box 237

Cincinnati, Ohio 45201

(Name and Address of Agent for Service)

Copy to:

Richard T. Choi

Jorden Burt LLP

1025 Thomas Jefferson Street, NW, Suite 400 East

Washington, DC 20007-5208

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☑	on May 1, 2012 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) of Rule 485

☐	on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

* The prospectus contained in this registration statement also relates to flexible premium variable life insurance contracts no longer being sold but for which additional premium payments are accepted and which are covered by earlier registration statements under File No. 2-98265, 2-98266, 33-09520 and 333-53350.

PROSPECTUS

Vari-Vest V

Individual, Flexible Premium Variable Life Insurance Policy

Issued by

Ohio National Life Assurance Corporation

Ohio National Variable Account R

One Financial Way • Cincinnati, Ohio 45242 • (800) 366-6654

This prospectus describes an individual, flexible premium variable life insurance policy (called the “policy”, or the “contract”) offered through Ohio National Variable Account R (“VAR”), a separate account of ours. We are Ohio National Life Assurance Corporation (“ONLAC”), a subsidiary of The Ohio National Life Insurance Company (“Ohio National Life”).

This policy provides life insurance protection. Although you may allocate your net premium payments to registered investment companies (called a “Fund” or the “Funds”), your premium payments are not an investment in a retail mutual fund. Each Fund may have several series or portfolios (“portfolios”) that use different investment strategies or invest in different securities. VAR is the registered shareholder of the Funds’ shares. VAR purchases portfolio shares in accordance with your premium allocation choices and maintains the shares in Subaccounts (“Subaccounts”) of VAR. We may use the term “portfolios” or “Subaccounts” interchangeably to refer to the underlying investment choices.

This policy (i) is not a deposit or obligation of a bank, (ii) is not guaranteed by a bank, (iii) is not insured by the FDIC or any other government agency, and (iv) may go down in value.

To learn more about ONLAC, this policy and Ohio National Life, you can obtain a copy of the Statement of Additional Information (“SAI”) dated May 1, 2012. We have incorporated the SAI into this prospectus by reference. You can request a free copy by contacting us, contacting your registered representative or by logging onto the Securities and Exchange Commission’s website at http://www.sec.gov.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

You should retain this prospectus for future reference. For information related to the portfolios to which you may allocate premium payments, please refer to the current fund prospectuses which should accompany this prospectus.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. The company does not authorize any information or representations regarding the variable aspects of the policy described in this prospectus other than as contained in this prospectus, the fund prospectuses or the statements of additional information of the funds.

Although this is a life insurance policy, your variable universal life insurance policy is different from a whole-life or term-life insurance policy. You may allocate your net premium payments among up to 18 of the investment options we offer, including the General Account. However, you will not own the shares of the portfolio. VAR is the registered owner of the portfolio shares. The portfolios are registered mutual funds that sell their shares only to registered separate accounts that support variable life insurance policies and variable annuity contracts. Within VAR, we have established Subaccounts that invest in the shares of the portfolios based on Policyholders’ premium allocations. We have listed the available portfolios in this prospectus, along with their respective investment advisers or investment subadvisers. The accompanying Fund prospectuses contain important information that describe the portfolios in more detail. If you did not receive the Fund prospectuses, please contact us or your registered representative. Your policy’s Accumulation Value will reflect the investment performance of the portfolios you select and is not guaranteed.

May 1, 2012

Form 5560.5	1

TABLE OF CONTENTS

SUMMARY OF BENEFITS AND RISKS	3
Policy Benefits	3
Death Benefit	3
Death Benefit Guarantee	3
Loans	3
Surrender Privileges	3
Free Look/Right to Return the Policy	3
Variable Investment Choices	3
General Account	4
Flexibility/Allocation of Premiums	4
Transfers	4
Tax Benefits	4
Policy Risks	4
Liquidity Risk	4
Investment Performance	4
Termination or Lapse	5
Impact of Loans	5
Adverse Tax Consequences	5
Termination of the Death Benefit Guarantee	5
Portfolio Risks	5
FEE TABLES	6
Transaction Fees	6
Periodic Charges Other Than Portfolio Operating Expenses	7
Annual Portfolio Operating Expenses	10
GENERAL DESCRIPTION OF OHIO NATIONAL LIFE	10
Ohio National Life Assurance Corporation	10
Ohio National Variable Account R	10
The Ohio National Life Insurance Company	11
THE PORTFOLIOS	11
THE GENERAL ACCOUNT	18
General Description	18
Accumulation Value	18
Voting Rights	19
CHARGES	19
Premium Expense Charges	19
Federal Tax Charge	19
State Premium Tax	19
Monthly Deduction	20
Risk Charge	20
Surrender Charge	21
Transfer and Administrative Fees	21
Illustration Charge and Charge for Annual Report of Account Status	21
Loan Interest	22
Reinstatement Fee	22
Other Charges	22
GENERAL DESCRIPTION OF THE POLICY	23
Ownership Rights	23
Allocation of Premiums	23
Transfers	24
Electronic Access	24
Excessive Trading and Market Timing	25
Conversion	26
Modifying the Policy	27
Free Look Period	27
Free Look for Increases in Face Amount	27
State Variations	28
Withholding Payment after Premium Payment	28
Other Policies	28
PREMIUMS	28
Purchasing a Policy	28
Lapse	29
Reinstatement	29
Replacing Existing Insurance	29
Applying For a Policy	30
When Insurance Coverage Takes Effect	30
Limitation on Right to Contest	30
Accumulation Unit Values	31
Determination of Variable Accumulation Values	31
Net Investment Factor	31
DEATH BENEFITS AND POLICY VALUES	32
Settlement Options	32
Option A — Level Benefit	32
Illustration of Option A	33
Option B — Variable Benefit	33
Illustration of Option B	26
Change in Death Benefit Option	34
Death Benefit Guarantee	35
Changes in Stated Amount	35
Increases	35
Decreases	36
SURRENDERS AND PARTIAL SURRENDERS	36
Loans	37
Preferred Loans	38
Postponement of Payments	39
LAPSE AND REINSTATEMENT	39
Reinstatement	39
TAXES	40
Policy Proceeds	40
Avoiding DEFRA	41
Avoiding Modified Endowment Contracts	41
Correction of Modified Endowment Contracts	41
Right to Charge for Company Taxes	41
LEGAL PROCEEDINGS	42
FINANCIAL STATEMENTS	42
PRIOR CONTRACTS	42
GLOSSARY	50

Form 5560.5	2

SUMMARY OF BENEFITS AND RISKS

This summary describes the Policy’s important benefits and risks. Following the summary, the prospectus discusses the benefits and risks in more detail.

Policy Benefits

Death Benefit — You may select one of two Death Benefit options — the level option (Option A) or the variable option (Option B). With certain limitations, you may also change Death Benefit options during the life of the policy. The Death Benefit under the level option is the Stated Amount. The Death Benefit under the variable option is the Stated Amount plus the Accumulation Value on the date of death.

Death Benefit Guarantee — The policy includes a Death Benefit Guarantee. Under this provision, we guarantee that the Death Benefit during the Death Benefit Guarantee period will not be less than the Stated Amount, provided you pay the Minimum Premium for each month that the Death Benefit Guarantee is active. Accordingly, adverse portfolio investment performance will not cause the policy to lapse as long as the Death Benefit Guarantee is in effect.

Loans — You may borrow against the Loan Value of your policy after the first Policy Year. The Loan Value is the Cash Surrender Value less the cost of insurance charges for the rest of the current Policy Year and will never be less than 90% of your Cash Surrender Value. Loan interest is taken from your cash surrender value and then credited at a rate of 4.00% to your loan collateral account. Any outstanding policy indebtedness will be deducted from Proceeds payable at the Insured’s death or upon maturity or surrender of the policy.

We charge you interest on loans you take from your contract values. The rate we deduct from your loan proceeds is 7.40%. This amount is equivalent to an annual rate of 8% if the interest was paid at the end of the year. When we make a loan, we add to the amount of the loan the interest covering the period until the end of the contract year. At the beginning of each subsequent contract year, if you fail to pay the interest in cash, we will transfer sufficient accumulation value from the general account and each subaccount to pay the interest for the following contract year. The allocation will be in proportion to your accumulation value in each subaccount.

Surrender Privileges — At any time you may surrender your policy in full and receive the Cash Surrender Value. Your policy also gives you a partial surrender right. At any time after the first policy anniversary from the issue date, you may withdraw part of your Cash Surrender Value. Such withdrawals will reduce your policy’s Death Benefit and may be subject to a Surrender Charge.

Free Look/Right to Return the Policy — Following the initial purchase of your policy or following any subsequent increase in the Stated Amount of your policy, you are entitled to a free look period. During the free look period, you may cancel the policy or increase, as applicable, and we will refund all the money you have paid for the policy or for the increase, as applicable, or the policy’s current value, depending on your state’s laws. Typically, the free look period expires 20 days from your Receipt of the policy or increase, although the free look period may be longer or shorter in some states.

Variable Investment Choices — Your policy permits you to allocate Net Premiums to up to 18 of the investment options we offer, which include the General Account and the variable portfolios listed in this prospectus. The portfolios are mutual funds registered under the Investment Company Act of 1940. Although you allocate your premiums to the portfolios, you do not own the shares of the portfolios. Portfolio shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to tax-qualified retirement plans.

Form 5560.5	3

For additional information concerning the Funds, including their investment objectives and associated charges and expenses, see the Fund prospectuses, which should accompany this prospectus. Read them carefully before investing. The Fund prospectuses may contain information about other funds that are not available as investment options for your policy. You cannot be sure that any Fund will achieve its stated objectives and policies.

General Account — You may elect to allocate Net Premiums to the General Account or to transfer Accumulation Value to the General Account from the Subaccounts of VAR. The allocation or transfer of funds to the General Account does not entitle you to share in the investment experience of the General Account. Instead, we guarantee that your Accumulation Value in the General Account will accrue interest daily at an effective annual rate of at least 4%, without regard to the actual investment experience of the General Account.

Flexibility/Allocation of Premiums — You may allocate your Net Premiums among up to 18 investment options, including the variable Subaccounts and the General Account, in any combination of whole percentages. You indicate your initial allocation in the policy application. Thereafter, you may transfer Accumulation Values and reallocate future premiums.

Transfers — We allow transfers of Accumulation Values among the Subaccounts of VAR and to the General Account at any time. Transfers from the General Account to the Subaccounts of VAR are subject to certain restrictions and allocation of substantial sums to the General Account reduces the flexibility of the policy.

Tax Benefits — All Death Benefits paid under the policy will generally be excludable from the Beneficiary’s gross income for federal income tax purposes. Under current federal tax law, as long as the policy qualifies as a “life insurance policy,” any increases in Accumulation Value attributable to favorable investment performance should accumulate on a tax deferred basis in the same manner as with traditional whole life insurance.

Policy Risks

Liquidity Risk — Access to the value in your policy through loans or partial or full surrenders is subject to certain restrictions. Due to the deduction of policy fees and expenses, and due to the charge imposed on surrenders, not all of your policy value is immediately available. In addition, amounts allocated to the General Account are subject to restrictions on the amount that may be transferred to the Subaccounts.

Because of the limited liquidity and the substantial nature of the Surrender Charge in the early years of your policy (and following any increase in Stated Amount), the policy is not a suitable short-term investment.

Investment Performance — If you allocate your Net Premiums to the Subaccounts that invest in the portfolios, you will be subject to the risk that the investment performance will be unfavorable and that, due both to the unfavorable performance and the resulting higher insurance charges, the Accumulation Value will decrease. You are also subject to the risk that the portfolio(s) you select will have less favorable performance than other portfolios. You may have to pay additional premiums to keep the policy in force. It is possible to lose money by purchasing this policy.

Termination or Lapse — If the Cash Surrender Value in your policy is not enough to pay the monthly charges associated with your policy and the Death Benefit Guarantee is not active, your policy will enter a 61 day grace period that begins on the due date of the monthly charges. We will notify you in writing during the grace period that your policy will lapse (terminate without value) at the end of the grace period unless you make a sufficient premium payment. In some states, we will also notify any secondary addressee on the policy. The premium payment necessary to keep a policy from lapsing at the end of the grace period may be substantially more than your planned premium. A lapsed policy may be reinstated, subject to certain restrictions.

Form 5560.5	4

Impact of Loans — A policy loan, whether or not repaid, will affect the Accumulation Value over time because we subtract the amount of the policy loan from the Subaccounts and/or the General Account as collateral, and this loan collateral does not participate in the investment performance of the Subaccounts or receive any higher interest rate credited to the General Account. The amount of any policy loan will also count against the cumulative total premium payments you have made, which could cause the Death Benefit Guarantee to lapse.

We reduce the amount we pay to the Beneficiary upon the Insured’s death by any outstanding policy debt. Your policy may lapse (terminate without value) if policy debt plus any unearned loan interest reduces your net surrender value to zero.

If you surrender the policy or allow it to lapse while a policy loan is outstanding, the amount of the loan, to the extent it has not previously been taxed, will be added to any amount you receive and taxed accordingly.

Adverse Tax Consequences — Under certain circumstances (usually if your premium payments in the first seven Policy Years or less exceed specified limits established by the Internal Revenue Service), your policy may become a “modified endowment contract” (MEC). Under federal tax law, loans, withdrawals and other pre-death distributions received from a MEC policy are taxed as income first and recovery of basis second. Also, distributions includible in income received before you attain age 59½ may be subject to a 10% penalty tax. In addition, currently favorable tax laws with regards to life insurance may change.

Regarding preferred loans, it is possible that the Internal Revenue Service could deem preferred loans as distributions from the policy, thereby subjecting the loan amount to possible tax and penalties.

Death Benefit Proceeds may be subject to estate taxes.

Termination of the Death Benefit Guarantee — Your policy makes available a Death Benefit Guarantee period during which the policy will not lapse despite negative investment performance, provided you pay the Minimum Premium. Even if you have a Death Benefit Guarantee, you must monitor the investment performance of the policy as you near the end of your Death Benefit Guarantee period. It is possible for your policy to technically be in lapse, but be maintained by the Death Benefit Guarantee. If this is the case, at the end of the Death Benefit Guarantee period, your policy will lapse, subject to the 61 day grace period that begins on the due date of the monthly charges, during which time it will be necessary to make additional premium payments to maintain the policy. See the additional risks listed above for the impact of a lapsed policy.

Portfolio Risks

A comprehensive discussion of the risks of each portfolio may be found in the respective portfolio’s prospectus. Please refer to each portfolio’s prospectus and read it carefully for more information before investing. Copies of each portfolio’s prospectus can be obtained by contacting us at 1-800-366-6654 or by writing to us at One Financial Way, Cincinnati, Ohio 45242. Copies are also on file with the Securities and Exchange Commission and are available on the Commission’s EDGAR System found at www.sec.gov. There is no assurance that any of the portfolios will achieve its stated investment objective.

Form 5560.5	5

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time you buy the Policy, surrender the Policy or transfer the cash value between investment options.

Transaction Fees

Charge	When Charge is Deducted	Amount Deducted

Premium Expense Charge (Federal Tax Charge)	Upon receipt.	1.25% of premiums for the first 10 policy years.
State Premium Taxes	Upon receipt.	Variable depending on state of policy issue. Between 0% and 6%.
Surrender Charge Maximum Surrender Charge Minimum Surrender Charge	Deducted from the Accumulation Value during the first 20 policy years, in the event of a full surrender, partial surrender, lapse and decreases in stated amount. The charge also applies for 20 years following an increase in the stated amount, but only for the amount of the increase. There is a secondary component included in the maximums which is only applicable during the first 8 years or 8 years following an increase.	$48.92 per $1000 of stated amount.(1) $7.32 per $1000 of stated amount.(2)
Surrender Charge for a 45 year old male, non-tobacco user, in the standard risk class, with death benefit option A and $100,000 stated amount.(3)	Upon surrender of the policy in the first policy year.	$3,042.00
Transfer Fees
Maximum	Upon the applicable transfer.	$15.00 per transfer.(4)
Illustration Charge
Maximum	Upon your request.	$100 per request.(5)
Annual Report of Policyholder’s account
Maximum	Upon special request.	$100 per request.

Form 5560.5	6

Loan Interest	Applied annually.	Annual rate of 7.4% of loan collateral account balance.
Reinstatement Fee	Upon request.	Accrued Monthly Deductions + 2 months Monthly Deductions + 6% interest on outstanding loan amount(6) + Premium Expense Charge(7)
Administrative Fee
Maximum	Upon partial surrender.	The lesser of $25 or 2% of the amount surrendered.

OPTIONAL RIDERS:
Accelerated Death Benefit Rider (Lifetime Advantage Rider)
Maximum	When exercised.(8)	$100.00

(1)	The maximum surrender charge is for a 56 year old male, smoker.
(2)	The minimum surrender charge is for a female, age 0, standard.
(3)	These characteristics describe a representative insured. Please note that the charges will vary based upon your age, gender and risk class. Surrender charges specific to your Policy can be obtained by calling us at 1-800-366-6654 or found in your Policy.
(4)	Currently $3.00 per transfer, with the first 4 transfers during any given policy year free.
(5)	Currently, standard, automated illustrations are provided at no charge. We may charge up to $100 for illustrations which require manual calculations or manipulation or revision to the generating software. Manual calculations required for illustrations involving increase in death benefits, addition of new riders and cases in lapse pending.
(6)	6% interest is calculated on any loan amount from the date the policy lapsed.
(7)	Premium Expense Charge is comprised of the distribution charge and the state premium taxes as described in “Premium Expense Charge.” The premium expense charge computed under the reinstatement fee applies to the Accrued Monthly Deductions and 2 months of Monthly Deductions due at the time of reinstatement.
(8)	Charge only applies if you have elected to add the specified rider to your Policy.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including portfolio fees and expenses.

Periodic Charges Other Than Portfolio Operating Expenses

Charge	When Charge is Deducted	Amount Deducted

Cost of Insurance*
Maximum	Monthly.	$83.33 per $1000 of Stated Amount.(2)
Minimum		$0.05 per $1000 of Stated Amount.(1)

Form 5560.5	7

Representative Insured (45 year old male, non-tobacco, Standard Risk class with death benefit Option A and $100,000 Stated Amount)(3)		$0.24 per $1000 of Stated Amount.
Maintenance Fee
Maximum	Monthly.	$7.00 per month.
Risk Charge
Maximum	Daily.	0.75% of the variable Accumulation Value (annualized).
Death Benefit Guarantee Option	Monthly	• $0.01 per $1000 stated amount for the 10-year-or-to-age-70 guarantee. • $0.03 per $1000 of stated amount for the guarantee to maturity. There is no charge for the 5 year death benefit guarantee.
OPTIONAL RIDERS:
Additional Term Life Insurance Rider (Term Rider)
Maximum	Monthly.**	$83.33 per $1000 of Stated Amount.(4)
Minimum		$0.06 per $1000 of Stated Amount.(5)
Representative Insured (45 year old male, non-tobacco class)		Charge for a Representative purchase is $0.24 per $1000 of stated amount.
Term Life Insurance for Additional Insured (Additional Insured Term or Spouse Term)
Maximum	Monthly.**	$83.33 per $1000 of Stated Amount.(6)
Minimum		$0.05 per $1000 of Stated Amount.(7)
Representative Insured (45 year old male, non-tobacco, Standard Risk Class)		Charge for a Representative purchaser is $0.24 per $1000 of stated amount.
Family Term Life Insurance
Maximum	Monthly.**	$0.44 per $1000 of Stated Amount of total children’s coverage.

Form 5560.5	8

Continuation of Coverage Rider
Maximum	Monthly.**	$0.17 per $1000 of stated amount.(8)
Minimum		$0.00 per $1000 of stated amount.(9)
Representative Insured (male, age 45, non-tobacco)		$0.0003 per $1000 of stated amount.
Accidental Death Benefit
Maximum	Monthly.**	$0.29 per $1000 of Stated Amount.(10)
Minimum		$0.05 per $1000 of Stated Amount.(11)
Representative Insured (male, aged 45, Non-Smoker Class)		$0.077 per $1000 of Stated Amount.
Guaranteed Purchase Option
Maximum	Monthly.**	$0.19 per $1000 of Stated Amount.(12)
Minimum		$0.02 per $1000 of Stated Amount.(13)
Representative Insured (25 year old insured)		$0.10 per $1000 of Stated Amount.
Waiver of Stipulated Premium for Total Disability
Maximum	Monthly.**	$0.18 per $1.00 of stipulated premium.(14)
Minimum		$0.01 per $1.00 of stipulated premium.(15)
Representative Insured (male, age 45, non-tobacco)		$0.03 per $1.00 of stipulated premium.
Preferred Loan Rider	Monthly.**	0.20% of Accumulation Value (annualized).

*	The cost of insurance varies based on individual characteristics. The cost of insurance charge shown in the table may not be representative of the charge that a particular Policyholder will pay. Please contact your representative for a quote of what your charge would be. If you are not sure who your representative is, contact us at 1-800-366-6654 to find out you representative of record. Maximums will not exceed charges posted in the 1980 Commissioner’s Standard Ordinary Mortality tables. The tables are adopted by the various Departments of Insurance to determine amounts necessary to calculate Cash Values and Policy reserves.
**	Charge only applies if you have elected to add the specified rider to your policy.
(1)	The minimum cost of insurance charge is for a female, age 0.
(2)	The maximum cost of insurance charge is for a male , age 99, smoker.
(3)	The characteristic s describe a representative insured. Please note that the charges will vary based upon your age, gender, risk class, and stated amount.
(4)	Maximum charge is for a male, age 80, attained age 99, smoker class.
(5)	Minimum charge is for a female, age 18, preferred non-smoker class.
(6)	Maximum charge is for a male, age 99, smoker class.

Form 5560.5	9

(7)	Minimum charge is for a female, age 0, standard class.
(8)	Maximum charge is for a female, age 80, preferred non-smoker.
(9)	Minimum charge is for a male, age 18, smoker class.
(10)	Maximum charge is for a male, age 69, Table D rated class.
(11)	Minimum charge is for a female, age 0.
(12)	Maximum charge is for a 39 year old insured.
(13)	Minimum charge is for a 0 year old insured.
(14)	Maximum charge is for a male, age 59, smoker, Table D rated.
(15)	Minimum charge is for a female, age 18, non-smoker.

The following table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy. More detail concerning each portfolio company’s fees and expenses is contained in the prospectus for each portfolio company.

Annual Portfolio Operating Expenses

	Minimum	Maximum

(Expenses deducted from portfolio assets, including management fees, 12b-1 fees and other portfolio operating expenses.)	0.36%	3.37%

GENERAL DESCRIPTION OF OHIO NATIONAL LIFE

Ohio National Life Assurance Corporation

We were established on June 26, 1979 under the laws of Ohio to facilitate the issuance of certain insurance policies that do not share in our investment performance. We are a wholly-owned stock subsidiary of Ohio National Life. We are licensed to sell life insurance in 47 states, the District of Columbia and Puerto Rico. Our address is One Financial Way, Cincinnati, Ohio 45242. We are obligated to pay all amounts promised to the Policyholders of our policies. Amounts in the separate accounts, however, are subject to market risk.

Ohio National Variable Account R (“VAR”)

We established VAR on May 6, 1985 pursuant to the insurance laws of the State of Ohio. VAR is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (“1940 Act”) as a unit investment trust. Such registration does not involve supervision by the Commission of the management or investment policies of the variable account or of us. Under Ohio law and federal securities law, VAR’s assets are held separate from our assets and exclusively for the benefit of policyholders and persons entitled to payments under the policies. VAR’s assets are not chargeable with liabilities arising out of our other business.

We keep VAR’s assets segregated from assets of our General Account. We maintain records of all purchases and redemptions of Fund shares by each of VAR’s Subaccounts.

VAR has Subaccounts corresponding to each of the Funds listed in this prospectus. VAR may in the future add or delete investment Subaccounts. Each investment Subaccount will invest exclusively in shares representing interests in one of the Funds. The income and realized and unrealized gains or losses on the assets of each Subaccount are credited to or charged against that Subaccount without regard to income or gains or losses from any other Subaccount and do not reflect the investment experience of Ohio National Life Assurance Corporation’s other assets.

Form 5560.5	10

The Ohio National Life Insurance Company (“Ohio National Life”)

Ohio National Life was organized under the laws of Ohio on September 9, 1909 as a stock life insurance company. Ohio National Life is now a subsidiary of Ohio National Financial Services, Inc., which is a subsidiary of Ohio National Mutual Holdings, Inc., a holding company. It writes life insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently it has assets of approximately $30.6 billion and equity in excess of $1.9 billion. Ohio National Life provided us with the initial capital to finance our operations. From time to time, Ohio National Life may make additional capital contributions, although it is under no legal obligation to do so and its assets do not support the benefits provided under your policy.

Ohio National Life and/or its affiliates may pay retail broker-dealers additional compensation or reimbursement for their efforts in selling our variable products. Reimbursements and additional compensation are paid for the purpose of, among other things, training the broker-dealers’ registered representatives regarding the procedures for submitting business to us, internally marketing our products to their registered representatives, educating registered representatives about the benefits and options available under the variable products and about the benefits of variable products generally. These additional amounts are paid from our profits, not deducted from the Policyholders’ purchase payments. Additionally, we may compensate some broker-dealers more than others for the sale of our products. This differential compensation may be based on several factors including, but not limited to, the size of the selling broker-dealer, the amount of previous business generated by the broker-dealer and the length of time Ohio National Life has contracted with the broker-dealer for the distribution of our products. As with reimbursements, these payments are not deducted from Policyholders’ purchase payments.

From time to time, Ohio National Life and/or its affiliates may also provide non-cash or cash compensation to certain financial institutions or their registered representatives in the form of occasional gifts, meals, tickets to events, educational conference support, special recognition support or other forms of non-cash and cash compensation as may be permitted by certain regulations applicable to broker-dealers.

Ohio National Life believes that, consistent with well established industry and SEC practice, the periodic reporting requirements of the Securities Exchange Act of 1934 do not apply to it as the depositor of one or more variable insurance product separate accounts. If such requirements are deemed to apply to it as such a depositor, the Company intends to rely on the exemption from such requirements provided by Rule 12h-7 under that Act.

THE PORTFOLIOS

The operations of each portfolio, its investment adviser and its investment objectives and policies are described in the Fund prospectus which should accompany this product prospectus. Net Premiums under the policy may be allocated to the Subaccounts of VAR which invest exclusively in portfolio shares. Accordingly, the Accumulation Values you allocate to the Subaccounts will vary with the investment performance of the portfolios.

Form 5560.5	11

The value of each Fund’s investments fluctuates daily and is subject to the risk of changing economic conditions as well as the risk inherent in the ability of management to anticipate changes necessary in those investments to meet changes in economic conditions. For additional information concerning each Fund, including their investment objectives, risks, performance and charges, see the fund prospectuses. Copies of the fund prospectuses can be obtained from your registered representative or by contacting us at 1-800-366-6654 or by writing to us at One Financial Way, Cincinnati, Ohio 45242. Copies are also on file with the Securities and Exchange Commission and are available on their EDGAR System found at www.sec.gov. Read the prospectuses carefully before investing.

Some of the Funds are structured as a “Fund of Funds.” A Fund of Funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Some of the Fund of Funds invest primarily in a portfolio of exchange-traded funds (“ETFs”). Because the Fund of Funds invests in other mutual funds rather than individual securities, the Fund of Funds bears a proportionate share of expenses charged by the underlying funds in which it invests. Therefore, a Fund of Funds may have higher expenses than direct investments in the underlying Funds. You can invest directly in ETFs and do not have to invest through a variable contract or a mutual fund. You should read the Fund prospectuses carefully for more information.

Periodically some of the Funds may be closed to future allocation of premium payments. This may be at the request of the Fund or based on a decision made by us. Advance written notice will be given to Policyholders prior to any such closure.

Listed below are all of the portfolios available in your policy, their adviser and subadviser (if applicable) and investment objective:

Fund and Portfolio Name	Adviser or (Subadviser)	Investment Objective

Ohio National Fund
Equity Portfolio	(Legg Mason Capital Management, Inc.)(1)	Long-Term Growth Of Capital

Money Market Portfolio	Ohio National Investments, Inc.	Maximum Current Income consistent with Preservation of Principal and Liquidity

Bond Portfolio	Ohio National Investments, Inc.	High Level Of Income And Opportunity for Capital Appreciation consistent with Preservation Of Capital

Omni Portfolio	(Suffolk Capital Management, LLC)(1)	Long-Term Total Return consistent with Prudent Investment Risk

International Portfolio	(Federated Global Investment Management Corp.)(1)	Long-Term Growth Of Capital

International Small-Mid Company Portfolio	(Federated Global Investment Management Corp.)(1)	Long-Term Growth Of Capital

Form 5560.5	12

Fund and Portfolio Name	Adviser or (Subadviser)	Investment Objective

Capital Appreciation Portfolio	(Jennison Associates LLC)(1)	Long-Term Growth Of Capital

Millennium Portfolio	(Neuberger Berman Management, Inc.)(1)	Capital Growth

Aggressive Growth Portfolio	(Janus Capital Management LLC)(1)	Long-Term Capital Growth

Small Cap Growth Portfolio	(Janus Capital Management LLC)(1)	Long-Term Capital Appreciation

Mid Cap Opportunity Portfolio	(Goldman Sachs Asset Management, L.P.)(1)	Long-Term Total Return

Capital Growth Portfolio	(Eagle Asset Management, Inc.)(1)	Long-Term Capital Appreciation

S&P 500® Index Portfolio	Ohio National Investments, Inc.	Total Return Approximating The Standard & Poor’s 500® Index

High Income Bond Portfolio	(Federated Investment Management Company)(1)	High Income With Potential Of Lower-Rated Corporate Bonds

Strategic Value Portfolio	(Federated Equity Management Company of Pennsylvania)(1)	Growth Of Capital and Income

Nasdaq-100® Index Portfolio	Ohio National Investments, Inc.	Long-Term Growth Of Capital

Bristol Portfolio	(Suffolk Capital Management, LLC)(1)	Long-Term Growth Of Capital

Bryton Growth Portfolio	(Suffolk Capital Management, LLC)(1)	Long-Term Growth Of Capital

Bristol Growth Portfolio	(Suffolk Capital Management, LLC)(1)	Long-Term Growth Of Capital

Balanced Portfolio	(ICON Advisers, Inc.)(1)	Capital Appreciation and Income

U.S. Equity Portfolio	(ICON Advisers, Inc.)(1)	Capital Appreciation and a Secondary Goal of Capital Preservation

Income Opportunity Portfolio	(ICON Advisers, Inc.)(1)	Modest Capital Appreciation and to Maximize Realized Gains

Target VIP Portfolio	(First Trust Advisors L.P.)(1)	Above Average Total Return

Target Equity/Income Portfolio	(First Trust Advisors L.P.)(1)	Above Average Total Return

Form 5560.5	13

Fund and Portfolio Name	Adviser or (Subadviser)	Investment Objective

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Fund	Invesco Advisers, Inc.	Long-Term Growth of Capital

Calvert Variable Series, Inc.
Calvert VP SRI Equity Portfolio (formerly Social Equity Portfolio)	(Atlanta Capital Management Company, LLC)(2)	Growth of Capital

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	(Fayez Sarofim & Co.)(3)	Long-Term Capital Growth consistent with capital preservation

Federated Insurance Series (Service Shares)
Federated Kaufmann Fund II	Federated Equity Management Company of Pennsylvania	Capital Appreciation

Fidelity® Variable Insurance Products Fund/Service Class 2
VIP Contrafund® Portfolio	(FMR Co., Inc.)(4)	Long-Term Capital Appreciation

VIP Mid Cap Portfolio	(FMR Co., Inc.)(4)	Long-Term Growth Of Capital

VIP Growth Portfolio	(FMR Co., Inc.)(4)	Capital Appreciation

VIP Equity-Income Portfolio	(FMR Co., Inc.)(4)	Reasonable Income

VIP Real Estate Portfolio	(FMR Co., Inc.)(4)	Above Average Income and Long-Term Capital Growth

Financial Investors Variable Insurance Trust (Class II)
Ibbotson Conservative ETF Asset Allocation Portfolio(8)	ALPS Advisors, Inc.	Current Income and Preservation Of Capital

Ibbotson Income and Growth ETF Asset Allocation Portfolio(8)	ALPS Advisors, Inc.	Current Income and Capital Appreciation

Ibbotson Balanced ETF Asset Allocation Portfolio(8)	ALPS Advisors, Inc.	Capital Appreciation

Ibbotson Growth ETF Asset Allocation Portfolio(8)	ALPS Advisors, Inc.	Capital Appreciation

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio(8)	ALPS Advisors, Inc.	Capital Appreciation

Form 5560.5	14

Fund and Portfolio Name	Adviser or (Subadviser)	Investment Objective

Franklin Templeton Variable Insurance Products Trust
Franklin Income Securities Fund (Class 2)	Franklin Advisers, Inc.	Maximize Income While Maintaining Prospects for Capital Appreciation

Franklin Flex Cap Growth Securities Fund (Class 2)	Franklin Advisers, Inc.	Capital Appreciation

Templeton Foreign Securities Fund (Class 2)	(Franklin Templeton Investment Management Limited)(5)	Long-Term Capital Growth

Franklin Templeton VIP Founding Funds Allocation Fund(8) (Class 4)	Franklin Templeton Services, LLC(6)	Capital Appreciation With Income As A Secondary Goal

Goldman Sachs Variable Insurance Trust (Institutional Shares)
Goldman Sachs Large Cap Value Fund (formerly Growth and Income)	Goldman Sachs Asset Management, L.P.	Long-Term Capital Appreciation

Goldman Sachs Structured U.S. Equity Fund	Goldman Sachs Asset Management, L.P.	Long-Term Growth Of Capital And Dividend Income

Goldman Sachs Strategic Growth Fund (formerly Capital Growth)	Goldman Sachs Asset Management, L.P.	Long-Term Growth Of Capital

Ivy Funds Variable Insurance Portfolios
Ivy Funds VIP Asset Strategy	Waddell & Reed Investment Management Company (WRIMCO)	High Total Return Over Long-Term

Ivy Funds VIP Global Natural Resources	Waddell & Reed Investment Management Company (WRIMCO)	Long-Term Growth

Ivy Funds VIP Science and Technology	Waddell & Reed Investment Management Company (WRIMCO)	Long-Term Capital Growth
Janus Aspen Series (Service Shares)
Janus Portfolio	Janus Capital Management LLC	Long-Term Growth Of Capital

Worldwide Portfolio	Janus Capital Management LLC	Long-Term Growth Of Capital

Balanced Portfolio	Janus Capital Management LLC	Long-Term Growth Of Capital In A Manner Consistent With The Preservation Of Capital and Balanced by Current Income

Overseas Portfolio	Janus Capital Management LLC	Long-Term Growth of Capital

Form 5560.5	15

Fund and Portfolio Name	Adviser or (Subadviser)	Investment Objective

J.P. Morgan Insurance Trust (Class I)
JPMorgan Insurance Trust Mid Cap Value Portfolio	J.P. Morgan Investment Management, Inc.	Capital Appreciation

JPMorgan Insurance Trust Small Cap Core Portfolio	J.P. Morgan Investment Management, Inc.	Capital Growth Over the Long Term

Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	Lazard Asset Management LLC	Long-Term Capital Appreciation

Lazard Retirement Emerging Markets Equity Portfolio	Lazard Asset Management LLC	Long-Term Capital Appreciation

Lazard Retirement U.S. Strategic Equity Portfolio	Lazard Asset Management LLC	Long-Term Capital Appreciation

Lazard Retirement International Equity Portfolio	Lazard Asset Management LLC	Long-Term Capital Appreciation

Legg Mason Partners Variable Equity Trust (Class I)
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio (formerly Fundamental Value Portfolio)	(ClearBridge Advisors, LLC)(7)	Long-Term Capital Growth With Current Income As A Secondary Consideration

Legg Mason ClearBridge Variable Equity Income Builder Portfolio	(ClearBridge Advisors, LLC)(7)	High Level of Current Income with Long Term Capital Appreciation as a Secondary Objective

Legg Mason ClearBridge Variable Large Cap Value Portfolio (formerly Investors Portfolio)	(ClearBridge Advisors, LLC)(7)	Long-Term Growth of Capital With Current Income As A Secondary Consideration

MFS® Variable Insurance Trust(SM) (Service Class)
MFS® New Discovery Series	Massachusetts Financial Services Company	Capital Appreciation

MFS® Investors Growth Stock Series	Massachusetts Financial Services Company	Capital Appreciation

MFS® Mid Cap Growth Series	Massachusetts Financial Services Company	Capital Appreciation

MFS® Total Return Series	Massachusetts Financial Services Company	Total Return

Form 5560.5	16

Fund and Portfolio Name	Adviser or (Subadviser)	Investment Objective

Neuberger Berman Advisers Management Trust (S Class Shares)
AMT Mid Cap Intrinsic Value Portfolio	Neuberger Berman Management, Inc.	Growth of Capital

PIMCO Variable Insurance Trust (Administrative Shares)
Real Return Portfolio	Pacific Investment Management Company LLC	Maximum real return, Consistent With Preservation of Real Capital and Prudent Investment Management

Total Return Portfolio	Pacific Investment Management Company LLC	Maximum total return, Consistent With Preservation of Capital and Prudent Investment Management

Global Bond Portfolio	Pacific Investment Management Company LLC	Maximum total return, Consistent With Preservation of Capital and Prudent Investment Management

CommodityRealReturn® Strategy Portfolio	Pacific Investment Management Company LLC	Maximum Real Return Consistent with Prudent Investment Management
The Prudential Series Fund, Inc.
Jennison Portfolio	Jennison Associates LLC	Long-Term Growth Of Capital

Jennison 20/20 Focus Portfolio	Jennison Associates LLC	Long-Term Growth Of Capital

Royce Capital Fund
Royce Small-Cap Portfolio	Royce & Associates, LLC	Long-Term Growth of Capital

Royce Micro-Cap Portfolio	Royce & Associates, LLC	Long-Term Growth of Capital

The Universal Institutional Funds, Inc. (Class II)
Morgan Stanley UIF Core Plus Fixed Income Portfolio	Morgan Stanley Investment Management, Inc.	Seek Above Average Total Return Over a Market Cycle of Three to Five Years

Morgan Stanley UIF Growth Portfolio	Morgan Stanley Investment Management, Inc.	Long-Term Capital Appreciation

Morgan Stanley UIF U.S. Real Estate Portfolio	Morgan Stanley Investment Management, Inc.	Above Average Current Income and Long-Term Capital Appreciation

(1)	Subadviser to Ohio National Investments, Inc.

Form 5560.5	17

(2)	Subadviser to Calvert Investment Management, Inc.
(3)	Subadviser to The Dreyfus Corporation.
(4)	Subadviser to Fidelity Management & Research Company
(5)	Subadviser to Templeton Investment Counsel, LLC
(6)	Franklin Templeton Services, LLC is the administrator for Franklin Templeton VIP Founding Funds Allocation Fund, which invests in shares of other series of Franklin Templeton Variable Insurance Products Trust. The advisers of the underlying funds are Franklin Advisers, Inc., Franklin Mutual Advisers, LLC and Templeton Global Advisors, Limited.
(7)	Subadviser to Legg Mason Partners Fund Advisor, LLC
(8)	This fund is a fund of funds. Expenses for these funds may be higher because the Policyholders bear a proportion of the expenses of underlying funds in which these fund of funds invest.

THE GENERAL ACCOUNT

By virtue of exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 and the General Account has not been registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interests therein are subject to the provisions of these Acts, and are not subject to the Securities and Exchange Commission’s regulatory oversight.

General Description

The General Account consists of all assets we own other than those in the variable account and any other separate accounts we may establish. Subject to applicable law, we have sole discretion over the investment of the assets of the General Account. You may elect to allocate Net Premiums to the General Account or to transfer Accumulation Value to the General Account from the Subaccounts of the variable account. The allocation or transfer of funds to the General Account does not entitle a Policyholder to share in the investment experience of the General Account. Instead, we guarantee that your Accumulation Value in the General Account will accrue interest daily at an effective annual rate of at least 4%, without regard to the actual investment experience of the General Account. Consequently, if you pay the Planned Premiums, allocate all Net Premiums only to the General Account and make no transfers, partial surrenders, or Policy loans, the minimum amount and duration of your Death Benefit will be determinable and guaranteed. Transfers from the General Account to VAR are partially restricted and allocation of substantial sums to the General Account reduces the flexibility of the Policy.

Accumulation Value

The Accumulation Value in the General Account on the later of the Issue Date or the day we receive your Initial Premium is equal to the portion of the net premium allocated to the General Account, minus a pro rata portion of the first Monthly Deduction.

Thereafter, until the maturity date, we guarantee that the Accumulation Value in the General Account will not be less than the amount of the net premiums allocated or Accumulation Value transferred to the General Account, plus interest at the rate of 4% per year, plus any excess interest which we credit, less the sum of all charges and interest thereon allocable to the General Account and any amounts deducted from the General Account in connection with partial surrenders and loans and interest thereon or transfers to VAR or the Loan Collateral Account.

We guarantee that interest credited to your Accumulation Value in the General Account will not be less than an effective annual rate of 4% per year. We may, at our sole discretion, credit a higher rate of interest, although we are not obligated to do so. The Policyholder assumes the risk that interest credited may not exceed the guaranteed minimum rate of 4% per year. The Accumulation Value in the General Account will be calculated on each Valuation Date.

Form 5560.5	18

Voting Rights

We will vote the Fund shares held in the various Subaccounts of VAR at Fund shareholder meetings in accordance with your instructions. If, however, the 1940 Act or any regulation thereunder should change and we determine that it is permissible to vote the Fund shares in our own right, we may elect to do so. The number of votes as to which you have the right to instruct will be determined by dividing your policy’s Accumulation Value in a Subaccount by the net asset value per share of the corresponding Fund portfolio. Fractional shares will be counted. The number of votes for which you have the right to instruct will be determined as of the date coincident with the date established by the Fund for determining shareholders eligible to vote at the Fund meeting. Voting instructions will be solicited in writing prior to such meeting in accordance with procedures established by the Fund. There is no minimum number of Policyholders required to reach a quorum. We will vote Fund shares attributable to policies as to which no instructions are received, and any Fund shares held by VAR which are not attributable to policies, in proportion to the voting instructions which are received with respect to policies participating in VAR. As a result, a small number of Policyholders may determine the outcome of a vote submitted to the Fund by VAR. Each person having a voting interest will receive proxy material, reports and other material relating to the Funds.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in subclassification or investment objective of the Fund or disapprove an investment advisory policy of the Fund. In addition, we may disregard voting instructions in favor of changes initiated by a Policyholder in the investment policy or the investment adviser of the Fund if we reasonably disapprove of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we determined that the change would be inconsistent with the investment objectives of VAR or would result in the purchase of securities for VAR which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our affiliates which have similar investment objectives. In the event that we disregard voting instructions, a summary of that action and the reason for such action will be included in your next annual report.

CHARGES

We make charges against or deductions from premium payments, Accumulation Values and policy surrenders in the manner described below.

Premium Expense Charges

Each premium payment is subject to a Premium Expense Charge, including payments made for Monthly Deductions when reinstating the policy. The Premium Expense Charge is deducted in proportion to your current premium allocation choices. The Premium Expense Charge has two components:

Federal Tax Charge. The policy is subject to a charge of 1.25% of premiums paid in the first 10 years. This charge compensates us for federal tax charges.

State Premium Tax. Your premium payments will be subject to the state premium tax and/or any other state or local charges levied against your Policy, if applicable. Currently, most state premium taxes range from 0% to 6%.

Form 5560.5	19

Monthly Deduction

As of the Policy Date and each subsequent Process Day, we will deduct from the Accumulation Value of your Policy and in proportion to the values in your various Subaccounts and the General Account, a Monthly Deduction to cover certain charges and expenses incurred in connection with the Policy.

The Monthly Deduction consists of:

•	the cost of insurance,

•	a maintenance fee of $7 for the cost of establishing and maintaining policy records and processing applications and notices, and

•	the cost of additional insurance benefits provided by rider.

Your cost of insurance is determined on a monthly basis, and is determined separately for your initial Stated Amount and each subsequent increase in the Stated Amount. The monthly cost of insurance rate is based on each insured’s sex, rate class and Attained Age. The cost of insurance is calculated by multiplying (i) by the result of (ii) minus (iii), where:

(i)	is the cost of insurance rate as described in the Policy. Such actual cost will be based on our expectations as to future mortality experience. It will not, however, be greater than the guaranteed cost of insurance rates set forth in the Policy. Such rates for smokers and non-smokers are based on the 1980 Commissioner’s Standard Ordinary, Male or Female, Smoker or Nonsmoker, Age nearest birthday Mortality Table. The cost of insurance charge is guaranteed not to exceed such table rates for the Insured’s risk class;

(ii)	is the Death Benefit net of Policy Indebtedness at the beginning of the Policy Month divided by 1.0032737 (the monthly equivalent of the guaranteed rate in the General Account); and

(iii)	is Accumulation Value net of Policy Indebtedness at the beginning of the Policy Month.

In connection with certain employer-related plans, cost of insurance rates may not be based on sex.

The monthly charge for the Death Benefit Guarantee is $0.00, $0.01, or $0.03 per $1,000 of your stated amount, depending upon which death benefit guarantee period you choose.

Not all of your premium payments are allocated to your cash value. In addition to the deduction of charges, investment performance will impact the amount you pay for certain charges. Not paying premiums will result in reduced cash value, thereby affecting the charges assessed to your Policy.

Risk Charge

Your Accumulation Value in VAR, but not your Accumulation Value in the General Account, will also be subject to a risk charge, deducted in proportion to the values in your various Subaccounts, intended to compensate us for assuming certain mortality and expense risks in connection with the Policy. Such charge will be assessed daily against each of the variable Subaccounts at an annual rate of 0.75%. The risks we assume include the risks of greater than anticipated mortality and expenses.

Form 5560.5	20

Surrender Charge

After the free look period and during the early years of your Policy and following any increase in Stated Amount, a Surrender Charge is assessed in connection with all complete surrenders, all lapses, all decreases in Stated Amount and certain partial surrenders.

If you surrender your Policy in full or it lapses when a Surrender Charge applies, we will deduct the total charge from your Accumulation Value. If you decrease the Stated Amount of your Policy while a Surrender Charge applies, your Accumulation Value will be charged with the portion of the total Surrender Charge attributable to the Stated Amount cancelled by the decrease.

Such surrender charge consists of two components:

•	a contingent deferred sales charge, which applies to your initial policy for 20 years from the policy date and to any increase for 20 years from the effective date of such increase,

•	a contingent deferred insurance underwriting charge, which applies for 8 years from such dates.

Partial surrenders in any Policy Year totaling 10% or less of the Cash Surrender Value of your Policy as of the end of the previous Policy Year are not subject to any Surrender Charge. Partial surrenders in any Policy Year in excess of 10% of the Cash Surrender Value of your Policy as of the end of the previous Policy Year will be subject to that percentage of the total surrender charges that is equal to the percentage of Cash Surrender Value withdrawn minus 10%.

For example, assume a Policy which now has, and at the end of the previous Policy Year had, an Accumulation Value of $11,100 and a Surrender Charge of $1,100. The Cash Surrender Value of the Policy is therefore $10,000. If you decide to withdraw 25% of such Cash Surrender Value ($2,500), we will impose a charge equal to 15% (25% minus 10%) of the total Surrender Charge (.15 x $1,100 = $165) and reduce your accumulation value by that amount, as well as by the $2,500 you withdrew and the applicable administrative fee.

Transfer and Administrative Fees

A transfer fee (currently $3 and guaranteed not to exceed $15) will be imposed on transfers of values from one portfolio to another or to the General Account or from the General Account to a variable portfolio. Currently, the Company is not assessing this charge on the first 4 transfers made in any Policy Year. Other restrictions may apply to transfers. Please see “Transfers” and “Excessive Trading and Market Timing” for information on other potential restrictions. For partial surrenders, an administrative fee will be charged equal to the lesser of $25 or 2% of the amount surrendered.

Illustration Charge and Charge for Annual Report of Account Status

A fee, not to exceed $100, may be charged for any illustration of benefits and values that you may request after the Issue Date. Currently, standard, automated illustrations are provided at no charge at the time of purchase and after issue. We may charge up to $100 for illustrations which require manual calculations or manipulation or revision to the generating software. Manual calculations are required for illustrations involving increase or decrease in Death Benefits, addition of new riders, cases in lapse pending, cancellations and Death Benefit type changes.

Each year we will send you an annual report which shows the current Accumulation Value, the Cash Surrender Value, the Stated Amount, any Policy Indebtedness, any partial withdrawals since the date of the last report, investment experience credited since the last report, premiums paid and all charges imposed since the last annual report. A fee not to exceed $100 may be charged for a special request for an annual report of your account status. A request for an annual report of your account is a special request when it is for a time period other than a Policy Year. We will also send you all reports required by the 1940 Act.

Form 5560.5	21

Loan Interest

We charge you interest in advance on loans you take from your policy values. The annual rate is 7.40% of loan account balance for regular loans.

Reinstatement Fee

You will be required to pay a reinstatement fee in order to reinstate your policy. The reinstatement fee is comprised of Accrued Monthly Deductions, 2 months of Monthly Deductions calculated based upon your ages, genders, risk classes, ratings and Stated Amount at the time of reinstatement, 6% interest on any outstanding loan amount from the time the policy lapsed and a Premium Expense Charge. The Premium Expense Charge computed under the reinstatement fee applies to the Accrued Monthly Deductions and the 2 months of Monthly Deductions due at the time of reinstatement. Please see “Premium Expense Charge” for more information about the charge. At the time of reinstatement, the policy will be restored to the same Accumulation Value you had when the policy lapsed. The Policy Date and Stated Amount, as well as your Subaccount allocations, remain the same as when the policy lapsed. Monthly deductions and charges for the Policy after reinstatement will be based upon your ages, genders, risk classes, ratings and Stated Amount at the time of reinstatement.

The reinstatement fee is calculated by adding (i) plus (ii) plus (iii) plus (iv), where:

(i)	is the Accrued Monthly Deductions;

(ii)	is 2 months of Monthly Deductions calculated based upon your ages, genders, risk classes, ratings and Stated Amount at the time of reinstatement;

(iii)	is 6% interest on any outstanding loan amount from the time the policy lapsed; and

(iv)	is the Premium Expense Charge on the amounts in (i) and (ii).

Other Charges

Subject to certain requirements, one or more optional insurance benefits may be added to your policy, including riders providing preferred loans, additional term insurance, spouse/additional insured term insurance, family plan/children insurance, a guaranteed purchase option, accidental death, waiver of premium, continuation of coverage and accelerated Death Benefit. More detailed information concerning such riders may be obtained from your registered representative. Optional riders may not be approved in all states and may be no longer offered by the Company at anytime, without prior notice. The cost of any optional insurance benefits will be deducted as part of the Monthly Deduction. Charges for riders are set forth in the Fee Tables.

The accelerated Death Benefit, also called the Lifetime Advantage Rider, permits you to withdraw up to half the value of your policy (up to $250,000.00) in the event you are diagnosed with a terminal disease and not expected to live more than 12 months. There may be an administrative charge of $100 if permitted under state law for this rider and you can select the rider at anytime by contacting us.

Form 5560.5	22

We may also charge the assets of each portfolio and the General Account to provide for any federal taxes that may become payable by us in respect of such assets. Under current federal law, no such federal taxes are anticipated. In addition, the Funds pay certain fees and expenses from Fund assets. These fees and expenses are reflected in your unit values. The principal expenses at the Fund level are an investment advisory fee and Fund operating expenses. The Funds pay their Advisers annual fees on the basis of each portfolio’s average daily net assets during the month for which the fees are paid. The charges are detailed in the Funds’ prospectuses.

GENERAL DESCRIPTION OF THE POLICY

Ownership Rights

The Policy belongs to the person named in the application, unless later changed. The Policyholder is the Insured unless the application specifies a different person as the Insured or the Policyholder is changed thereafter. While the Insured is living, the Policyholder may exercise all of the rights and options granted in the Policy, with the consent of any irrevocable Beneficiary and subject to the terms of any assignment of the Policy. Your principal rights as Policyholder are as follows:

•	to appoint or change beneficiaries;

•	to receive amounts payable before the death of the Insured;

•	to assign the Policy (if you assign the Policy, your rights and the rights of anyone who is to receive payment under the Policy are subject to the terms of that assignment);

•	to change the Policyholder of the Policy; and

•	to change the face amount of the Policy.

No change of a Policyholder or a Beneficiary will take effect unless we receive written request thereof and the new Policyholder or Beneficiary must have an insurable interest in the life of the Insured at the time of the requested change of Policyholder or Beneficiary. This requirement may not apply in some states. When received, the request will take effect as of the date it was signed, subject to payment or other action taken by us before it was received.

The policy may be assigned as collateral security. We must be notified in writing if the policy has been assigned. Each assignment will be subject to any payments made or action taken by us prior to our notification of such assignment. We are not responsible for the validity of an assignment. The Policyholder’s rights and the rights of the Beneficiary may be affected by an assignment. We will not allow an assignment that, in our sole opinion, could result in the transfer of any rights or benefits payable under the policy to a person, entity or a trust that does not have an insurable interest in the life of the Insured at the time of the requested assignment.

Allocation of Premiums

In the Policy application, you may direct the allocation of your net premium payments among up to 18 investment options, including the Subaccounts of VAR and the General Account. Your initial allocation will take effect on the first Process day following the Issue Date or, if later, when we receive your Initial Premium payment. Pending such allocation, Net Premiums will be held in the Money Market Portfolio. If you fail to indicate an allocation in your Policy application, we will leave your Net Premiums in the Money Market Portfolio until we receive allocation instructions. You will receive a Policy Amendment with your Policy stating that the premium payment was allocated to the Money Market Portfolio. The amount allocated to any Subaccount or the General Account must equal a whole percentage. You may change the allocation of your future Net Premiums at any time upon written notice to us. Premiums allocated to an increase will be credited to the Subaccounts and the General Account in accordance with your premium allocation then in effect on the later of the date of the increase or the date we receive such a premium.

Form 5560.5	23

Transfers

You may transfer the Accumulation Value of your Policy among the Subaccounts of VAR and to the General Account at any time. Each amount transferred must be at least $300 unless a smaller amount constitutes the entire Accumulation Value of the Subaccount from which the transfer is being made, in which case you may only transfer the entire amount. There is a transfer fee of $3 for each transfer, but we are presently waiving that charge for the first 4 transfers during a Policy Year. Such fee is guaranteed not to exceed $15 in the future.

Transfers from the General Account to the Subaccounts are subject to additional restrictions. No more than 25% of the Accumulation Value in the General Account as of the end of the previous Policy Year, or $1,000, if greater, may be transferred to one or more of the Subaccounts in any Policy Year.

To the extent that transfers, surrenders and loans from a Subaccount exceed net purchase payments and transfers into that Subaccount, securities of the corresponding portfolio of the Fund may have to be sold. Excessive sales of a portfolio’s securities on short notice could be detrimental to that portfolio and to Policyholders with values allocated to the corresponding Subaccount. To protect the interests of all Policyholders we may limit the number, frequency, method or amount of transfers. Transfers from any Fund on any one day may be limited to 1% of the previous day’s total net assets of that Fund if we or the Fund, in our or their discretion, believe that the Fund might otherwise be damaged.

If and when transfers must be so limited, some transfers will not be made. In determining which transfers will be made, scheduled transfers will be made first, followed by mailed written requests in the order received and, lastly, telephone and facsimile transfers in the order received. This policy will be applied uniformly without exception. If your transfers are not executed, we will notify you first by telephone, then by mail if we are unable to contact you by telephone. Current rules of the Commission preclude us from processing at a later date those requests that were not honored. Accordingly, a new transfer request would have to be submitted in order to make a transfer that was not honored because of these limitations.

We will process a transfer at the end of the Valuation Period on which we receive your request in Good Order. For example, if we receive your request in Good Order by 4:00 p.m. (Eastern Time) on a day when the New York Stock Exchange is open for unrestricted trading, the amount of Accumulation Value you have available to transfer will be based on that day’s price. Please see “Accumulation Unit Values” and “Determination of Variable Accumulation Values” for more information regarding the calculation of your Accumulation Value.

If you request to rebalance your subaccount allocations by changing the percentage of funds allocated to different subaccounts, we will only be able to comply with your request by using a two day transfer process. The contract does not provide for this type of request to be processed within one day.

Electronic Access

If you give us authorization, your Policy and unit values and interest rates can be checked by telephoning us at 1-800-366-6654, #1 or by accessing our web site at any time at www.ohionational.com. You may also make transfers and change allocations on our web site. You may only make one electronic, facsimile or telephone (collectively, “electronic”) transfer request per day.

Form 5560.5	24

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the Policyholder a written confirmation of all electronic transfers. However, if we cannot complete a transfer as requested, our customer service representative will contact the Policyholder in writing sent within 48 hours of the electronic request. You may think that you have limited this access to yourself, or to yourself and your representative. However, anyone giving us the necessary identifying information can use electronic access once you authorize it.

We reserve the right to limit or restrict electronic access in any form at any time as to any Policyholder.

Please note that telephone and/or other means of electronic communication may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, your registered representative or ours can experience inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent our Receipt and processing of your requests. Although we have taken precautions and have emergency contingency plans to limit these problems, we cannot promise complete reliability under all circumstances. If you experience such problems, you should make your transfer request by writing to our Home Office.

Excessive Trading and Market Timing

We discourage excessive trading and market timing through your Policy and have policies and procedures in place with respect to such activities. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios’ operating expenses. In addition, excessive trading lowers overall portfolio performance for long term investors, prevents portfolio managers from taking timely advantage of investment opportunities, and creates liquidity risks for the portfolios. The Policy and the underlying portfolios are not designed to accommodate excessive trading practices. We and the portfolios reserve the right, in our sole discretion, to restrict or reject purchase and exchange orders which we believe represent excessive or disruptive trading. We will contact you the next business day by telephone to inform you that your requested transaction has been rejected. If we are unable to contact you by telephone, we will contact you or your registered representative in writing to inform you of the rejected transaction. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing.

The first time the Policyholder is determined to have traded excessively, we will notify the Policyholder in writing that his or her Policy will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or otherwise made public.

Upon the second instance of excessive trading, the Policyholder will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.

Upon the third instance of excessive trading, transfers of Policy values will only be permitted into the money market portfolio and all transfer privileges will be suspended. The Policyholder will be informed in writing of the denial of future transfer privileges. If a Policyholder decides to surrender the Policy following suspension of transfer privileges, the Policyholder will incur the resulting Surrender Charge.

Form 5560.5	25

We may, in our sole discretion, take any Policy off of the list of monitored policies, or restore suspended transfer privileges if we determine that the transactions were inadvertent or were not done with the intent to market time. Otherwise, all of our policies related to excessive trading and market timing as described in this section will be applied to all Policyholders uniformly and without exception. Other trading activities may be detrimental to the portfolios. Therefore, we may place a Policy on the list of monitored policies despite the fact the Policyholder has not exceeded the established transfer limits. You may be deemed to have traded excessively, even if you have not exceeded the number of free transfers permitted by your Policy.

Some of the factors we may consider when determining whether or not to place a Policy on the list of monitored policies may include, but not be limited to:

•	The number of transfers made in a defined period;

•	The dollar amount of the transfer;

•	The total assets of the portfolios involved in the transfer;

•	The investment objectives of the particular portfolios involved in your transfers; and/or

•	Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.

Policyholders who have not engaged in market timing or excessive trading may also be prevented from transferring Policy values if we, or the portfolios, believe that an intermediary associated with the Policyholder’s account has otherwise been involved in market timing or excessive trading on behalf of other Policyholders. Likewise, Policyholders who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.

We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by us or the portfolios.

Pursuant to rules adopted by the Securities and Exchange Commission, we are required to enter into agreements with the Funds which require us to provide the Funds, upon their request, with certain information including taxpayer identification numbers of Policyholders and the amounts and dates of any purchase, redemption, transfer or exchange requests by Policyholders. We are also required to restrict or prohibit further purchases or exchange requests into the Funds by a Policyholder upon instruction from the Funds.

Conversion

Once during the first two years following the Issue Date and the date of any increase in Stated Amount, you may convert your Policy or increase, as applicable, to a fixed benefit flexible premium policy by transferring all of your Accumulation Value to the General Account. After such a transfer, minimum values and Death Benefits under your Policy will be determinable and guaranteed. Accumulation Values will be determined as of the date we receive a conversion request at our Home Office. There will be no change in Stated Amount as a result of the conversion and no evidence of insurability is required. Outstanding loans need not be repaid in order to convert your Policy. Transfers of Accumulation Value to the General Account in connection with such a conversion will be made without charge. You may continue to benefit from riders you have selected in this policy upon converting your policy to a fixed benefit flexible premium policy. Please speak with your registered representative.

Form 5560.5	26

Modifying the Policy

Any modification or waiver of our rights or requirements under the Policy must be in writing and signed by our president or secretary. No registered representative may bind us by making any promise not contained in the Policy.

Upon notice to you, we may modify the Policy:

•	to make the Policy or VAR comply with any law or regulation issued by a governmental agency to which we are subject;

•	to assure continued qualification of the Policy as a life insurance contract under the Internal Revenue Code or other Federal or state laws relating to variable life policies;

•	to reflect a change in the operation of VAR; or

•	to provide additional Subaccount and/or Guaranteed Account options.

If we modify the Policy, we will make appropriate endorsements to the Policy. If any provision of the Policy conflicts with the laws of any governmental agency to which we are subject, we reserve the right to amend the provision to conform to these laws.

Free Look Period

You have the right to examine and cancel your Policy by returning the Policy to us (or to the registered representative who sold it) on or before 20 days after you receive the Policy. There may be longer or shorter periods depending upon applicable state law. See the “Free Look” provision of your Policy. If you decide to cancel the Policy during the Free Look period, we will treat the Policy as if we never issued it. We will refund monies owed within 7 days after we receive the returned Policy at our Home Office. Initial Premium payments are held in the Money Market Portfolio until the first Process Day following the Issue Date. Your Initial Premiums, therefore, will not share in the investment experience of your initial allocations until the first Process Day. Your state’s laws will determine if we return Accumulation Values or the full refund of Premiums if you choose to cancel the policy during the free look period.

If you live in a state that requires us to return a full refund of premium, we will refund the greater of:

•	your entire payment; or

•	the Accumulation Value plus deductions under the Policy for taxes, charges or fees. (Surrender Charges will not be assessed.)

If you live in a state that requires us to return Accumulation Value, we will refund:

•	your Accumulation Value as of the date we receive the returned Policy, plus

•	any deductions under the Policy for taxes, charges or fees. (Surrender Charges will not be assessed).

We may postpone payment of the refund under certain conditions. For example, we may delay refund of any payment you made by check until the check has cleared your bank.

Free Look for Increases in Face Amount

Similarly, after an increase in face amount, we will mail or deliver to you a free look notice for the increase. You will have the right to cancel the increase on or before 20 days after you receive the notice. This period may be longer based upon applicable state law. Premium that you submit to us for the approved increase will be invested in your specified Subaccount allocations upon Receipt. If you cancel the increase, you will receive a credit to your Accumulation Value of the charges deducted for the increase. You may elect to have the premium that you submitted to us for the increase either be returned to you or applied to your policy if you decide to cancel the increase.

Form 5560.5	27

State Variations

Any state variations in the Policy are described in a special Policy form for use in that state. This prospectus provides a general description of the Policy. If you would like to receive a copy of your Policy and any of its endorsements and riders, contact our Home Office.

Withholding Payment after Premium Payment

We may withhold payment of any increased Accumulation Value or Loan Value resulting from a recent premium payment until your premium check has cleared. This could take up to 15 days after we receive your check.

Other Policies

We offer other variable life insurance policies that may invest in the same portfolios of the Funds. We also offer a full line of traditional life insurance and fixed and variable annuity contracts through our affiliated company, The Ohio National Life Insurance Company. For more information about these policies or contracts, please contact us or your registered representative.

PREMIUMS

Purchasing a Policy

To purchase a Policy, you must submit a completed application to us through one of our licensed agents who is also a registered representative of a registered broker-dealer who has a selling arrangement with Ohio National Equities, Inc. (“ONEQ”). This Policy is not available to legal residents of the state of New York.

The minimum initial amount of insurance coverage (or face amount) is $50,000. The Policy will generally not be issued to anyone over the age of 80 will not be issued on the 29th, 30th or 31st of any month.

An Initial Premium is required to purchase a Policy. The Initial Premium is allocated to the Money Market Portfolio until the first Process Day following the Issue Date, at which time your initial allocation will take effect. In addition, you must pay a Minimum Premium to keep the Death Benefit Guarantee in effect during the Death Benefit Guarantee Period. The Death Benefit Guarantee is discussed in more detail later in this prospectus. You must have paid, cumulatively, total premiums that equal or exceed the monthly Minimum Premium indicated on the Policy specification page multiplied by the number of Policy Months the Policy has been in effect. If you fail to meet this requirement, the Death Benefit Guarantee is no longer in effect and may generally not be reinstated. For purposes of determining whether you have met the cumulative total premium requirement, we will consider your cumulative total premium payments to be an amount equal to the payments you have actually made minus any policy loans and partial surrenders. The monthly Minimum Premium indicated on the specification page of your Policy will remain a level amount until you reach the end of the Death Benefit Guarantee Period shown on the specification page. The monthly Minimum Premium will increase with any increase in the Stated Amount and decrease with any decrease in Stated Amount. The monthly Minimum Premium may also be changed upon any other type of Policy change. You choose the Death Benefit Guarantee period from among the available periods. Currently there are three different periods available: five years; to age 70 (or 10 years, if later); or to maturity. Not all options are available in all states.

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We may, at our discretion, refuse to accept a premium payment of less than $25 or one that would cause the Policy, without an increase in Death Benefit, to be disqualified as life insurance or to be treated as a modified endowment contract under federal law.

To aid you in formulating your insurance plan under the Policy, you will adopt a planned premium schedule at the time of purchase indicating your intended level of payments. The planned premium will generally be an amount greater than your Minimum Premium and less than your Guideline Annual Premium, if applicable. You do not have to follow the planned premium, as it is only a planning device. Paying the planned premium does not guarantee that the Policy will not lapse, unless the Death Benefit Guarantee is in effect.

This Policy may be purchased with the intention of accumulating cash value on a tax-free basis for some period (such as, until retirement) and then periodically borrowing from the Policy without allowing the Policy to lapse. The aim of this strategy is to continue borrowing from the Policy, while leaving sufficient Cash Surrender Value in the Policy to pay the monthly charges and deductions. You may be required to pay additional premiums to keep the Policy from lapsing. Anyone considering using the Policy as a source of tax-free income by taking out Policy loans should consult a competent tax adviser about the tax risks inherent in such a strategy before purchasing the Policy.

Lapse

Provided you pay the Minimum Premiums required to maintain the Death Benefit Guarantee, your Policy will not lapse during the Death Benefit Guarantee Period. If you fail to pay the Minimum Premiums, the Death Benefit Guarantee expires. Without the Death Benefit Guarantee, the Policy will remain in force only as long as the Cash Surrender Value, less any outstanding Policy Indebtedness, is sufficient to pay the next Monthly Deduction. When the Cash Surrender Value will not pay the next Monthly Deduction, you will have a 61 day grace period in which to increase your Cash Surrender Value by paying additional premiums. The grace period begins on the Process Day upon which the policy goes into lapse pending status. We will notify you in writing that your Policy has entered the 61 day grace period. In some states, we will also notify a second addressee listed on the policy. If you do not pay sufficient additional premiums during the grace period, the Policy will lapse and terminate without value.

Reinstatement

Once a Policy has lapsed, you may request reinstatement of the Policy any time within five years of the lapse. Satisfactory proof of insurability and payment of a reinstatement fee are required for reinstatement. While we may reinstate your Policy, we generally will not reinstate the Death Benefit Guarantee. Your cost of insurance will generally be higher for a reinstated Policy.

Replacing Existing Insurance

It may not be in your best interest to surrender, lapse, change, or borrow from existing life insurance policies or annuity contracts in connection with the purchase of the Policy. You should compare your existing insurance and the Policy carefully. You should replace your existing insurance only if you determine that this Policy is better for you. You may have to pay a Surrender Charge on your existing insurance, and this Policy will impose a new Surrender Charge period. You should talk to your financial professional or tax adviser to make sure the exchange will be tax-free. If, for example, you surrender your existing policy for cash and then buy the Policy, you may have to pay Federal income tax, possibly including a 10% penalty tax, on the surrender. The issuance of the Policy may be delayed where you are replacing existing insurance if (i) we have not received the required replacement forms; or (ii) we have not received the Proceeds from your existing insurance and we have not otherwise received sufficient premium directly from you to put the Policy in force.

Form 5560.5	29

Applying For A Policy

After receiving a completed application from a prospective Policyholder, we will begin the underwriting process to decide the insurability of the proposed Insured. We must receive evidence of insurability that satisfies our underwriting standards before we will issue a Policy. We may require medical examinations and other information before deciding insurability. We will issue a Policy only after underwriting has been completed. We reserve the right to modify our minimum face amount and underwriting requirements at any time, and to reject an application for any reason permitted by law.

If a prospective Policyholder makes an initial payment of at least one minimum monthly payment, we will provide temporary insurance during underwriting. The temporary insurance will be for up to a maximum of $1,000,000, depending on the Age and underwriting class of the proposed Insured and whether the proposed Insured has other coverage with us. This coverage will continue for no more than 90 days from the date of the application and, if required, the completed medical exam. We will return only the premium paid if death occurs during this coverage under certain circumstances as described in the Limited Temporary Life Insurance Agreement.

If you have made premium payments before we issue the Policy, but no temporary insurance is in effect because of the 90 day limit discussed above, we will allocate those premium payments to a non-interest bearing account. If the Policy is not issued and accepted, we will return premium payments to the payor of the premium payments without interest.

When Insurance Coverage Takes Effect

We will issue the Policy only if the underwriting process has been completed, the application has been approved, and the proposed Insured is alive and in the same condition of health as described in the application. Full insurance coverage under the Policy will take effect when the Policy has been issued and only if the minimum initial premium also has been paid. This is the Policy date that we use to measure monthly processing dates, Policy Years and Policy Anniversaries. We begin to deduct monthly charges from your accumulation value on the Policy date.

Limitation on Right to Contest

We will not contest the insurance coverage provided under the policy, except for any subsequent increase in Stated Amount, after the policy has been in force during your lifetime for a period of two years from the Policy Date or Issue Date depending upon the state law in which you reside. This provision does not apply to any rider which grants disability or accidental death benefits. Any increase in the Stated Amount will not be contested after such increase has been in force during your lifetime for two years following the effective date of the increase. Any increase will be contestable within the two year period only with regard to statements concerning the increase. The basis for contestability will vary by state. A new contestable period of two years begins at reinstatement. A new two year contestable period for the event of suicide begins as well although some states limit the new contestable period to one year.

Form 5560.5	30

Accumulation Unit Values

We use accumulation units as a measure of value for bookkeeping purposes. When you allocate Net Premiums to a Subaccount, we credit your Policy with accumulation units. Premiums are credited to the contract’s cash value on the basis of the Subaccount valuation next determined after Receipt of a premium. In addition, other transactions, including loans, partial and full surrenders, transfers, surrender and service charges, and Monthly Deductions, affect the number of accumulation units credited to your Policy. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the unit value of the affected Subaccount. We determine the unit value of each Subaccount on each valuation date. The number of units so credited or debited will be based on the unit value on the Valuation Date on which the premium payment or transaction request is received by us at our Home Office. The number of units credited will not change because of subsequent changes in unit value. The dollar value of each Subaccount’s units will reflect asset charges and the investment performance of the corresponding portfolio of the Funds.

The accumulation unit value of each Subaccount’s unit initially was $10. The unit value of a Subaccount on any Valuation Date is calculated by multiplying the Subaccount unit value on the previous Valuation Date by its Net Investment Factor for the current Valuation Period.

Determination of Variable Accumulation Values

Your Accumulation Value in VAR may increase or decrease depending on the investment performance of the subaccounts you choose. There is no guaranteed minimum Accumulation Value in VAR.

The Accumulation Value of your Policy will be calculated initially on the later of the Issue Date or when we first receive a premium payment. After that, it is calculated on each Valuation Date. Valuation Dates are typically days when the New York Stock Exchange is open for unrestricted trading. On the initial valuation date, your Accumulation Value will equal the initial premium paid minus the Premium Expense Charge and the first Monthly Deduction. On each subsequent Valuation Date, your Accumulation Value will be (1) plus any transactions referred to in (2), (3) and (4) and minus any transactions referred to in (5), (6) and (7) which occur during the current Valuation Period, where:

(1)	is the sum of each Subaccount’s Accumulation Value as of the previous Valuation Date multiplied by each Subaccount’s Net Investment Factor for the current Valuation Period;

(2)	is Net Premiums allocated to VAR;

(3)	is transfers from the Loan Collateral Account as a result of loan repayments and reallocations of Accumulation Value from the General Account;

(4)	is interest on Policy Indebtedness credited to the variable Subaccounts;

(5)	is transfers to the Loan Collateral Account in connection with policy loans and reallocations of Accumulation Value to the General Account;

(6)	is any partial surrender made (and any Surrender Charge imposed); and

(7)	is the Monthly Deduction.

Net Investment Factor

We use a Net Investment Factor to measure investment performance of each Subaccount and to determine changes in unit value from one Valuation Period to the next. The Net Investment Factor for a Valuation Period is (a/b)–c where:

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(a)	is (i) the value of the assets of the Subaccount at the end of the preceding Valuation Period, plus (ii) the investment income and capital gains, realized or unrealized, credited to the assets of the Subaccount during the Valuation Period for which the Net Investment Factor is being determined, minus, (iii) any amount charged against the Subaccount for taxes or any amount set aside during the Valuation Period by us to provide for taxes we determine are attributable to the operation or maintenance of that Subaccount (currently there are no such taxes);

(b)	is the value of the assets of the Subaccount at the end of the preceding Valuation period; and

(c)	is a charge no greater than 0.75% on an annual basis for mortality and expense risks. This amount may be reduced, depending on your Policy’s cash value. We are not currently reducing this amount.

DEATH BENEFITS AND POLICY VALUES

As long as the Policy remains in force we will, upon Receipt of due proof of the Insured’s death, pay the Policy Proceeds to the Beneficiary. The amount of the Death Benefit payable will be determined as of the date of death, or on the next following Valuation Date if the date of death is not a Valuation Date.

Unless a Settlement Option is elected, the Proceeds will be paid according to your Beneficiary’s selection from the settlement options listed in the Policy. We offer both beneficiaries and Policyholders a wide variety of Settlement options listed in the Policy. If no selection is made, the Proceeds will be paid in a lump sum.

Settlement Options

In addition to a lump sum payment of benefits under the Policy, any Proceeds may be paid in any of the five methods described in your Policy. The five Settlement Options are (i) Proceeds at interest (ii) Payment for a period of time (iii) Life Income (Under this option, the policy has no more value after the death of the Beneficiary.) (iv) Payment of Certain Amount or (v) Joint and Survivor life income. For more details, contact your registered representative. A settlement option may be designated by notifying us in writing at our Home Office. Any amount left with us for payment under a settlement option will be transferred to the General Account. During the life of the Insured, the Policyholder may select a settlement option. If a settlement option has not been chosen at the Insured’s death, the Beneficiary may choose one. If a Beneficiary is changed, the settlement option selection will no longer be in effect unless the Policyholder requests that it continue. A settlement option may be elected only if the amount of the Proceeds is $5,000 or more. In some states, the Beneficiary may select a settlement option other than a lump sum distribution even if the amount of the Proceeds are less than $5,000. We can change the interval of payments if necessary to increase the payments to at least $25 each.

The Policy provides for two Death Benefit options: a level option (“Option A”) and a variable option (“Option B”). Generally, you designate the Death Benefit option in your Policy application. Subject to certain restrictions, you may change the Death Benefit option from time to time. As long as the Policy remains in force, the Death Benefit under either option will never be less than the Stated Amount of the Policy.

Option A — Level Benefit

The Death Benefit is the greater of:

•	the Policy’s Stated Amount on the date of death, or

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•	the Death Benefit determined by the Corridor Percentage Test.

The death benefit determined by the Corridor Percentage Test equals the Accumulation Value of the Policy on the date of death plus such Accumulation Value multiplied by the corridor percentage. The corridor percentage varies with Attained Age, as indicated in the following table:

Attained Age	Corridor Percentage	Attained Age	Corridor Percentage	Attained Age	Corridor Percentage	Attained Age	Corridor Percentage
40 & below	150%	52	71%	64	22%	91	4%
41	143	53	64	65	20	92	3%
42	136	54	57	66	19	93	2%
43	129	55	50	67	18	94	1%
44	122	56	46	68	17	95 & above	0%
45	115	57	42	69	16
46	109	58	38	70	15
47	103	59	34	71	13
48	97	60	30	72	11
49	91	61	28	73	9
50	85	62	26	74	7
51	78	63	24	75-90	5

Illustration of Option A.  The purpose of this illustration is to provide an example of how the corridor percentage affects the Death Benefit. Assume that the Insured’s Attained Age at time of death is 40 and the Stated Amount of the Policy is $100,000.

Under these circumstances, any time the Accumulation Value of the Policy is less than $40,000.00, the Death Benefit will be the Stated Amount. However, any time the Accumulation Value exceeds $40,000.00, the Death Benefit will be greater than the Policy’s $100,000.00 Stated Amount due to the Corridor Percentage Test. This is because the Death Benefit for an Insured who dies at age 40 must be at least equal to the Accumulation Value plus 150% of the Accumulation Value. Consequently, each additional dollar added to Accumulation Value above $40,000.00 will increase the Death Benefit by $2.50. Similarly, to the extent Accumulation Value exceeds $40,000.00, each dollar taken out of Accumulation Value will reduce the Death Benefit by $2.50. If, for example, the Accumulation Value is reduced from $48,000.00 to $40,000.00, the Death Benefit will be reduced from $120,000.00 to $100,000.00. However, further reductions in the Accumulation Value below the $40,000.00 level will not affect the Death Benefit so long as the reductions are due to performance. Reductions due to surrenders, loans and partial surrenders do affect the Death Benefit.

In the foregoing example, the breakpoint of $40,000.00 of Accumulation Value for using the Corridor Percentage Test to calculate the Death Benefit was determined by dividing the $100,000.00 Stated Amount by 100% plus 150% (the corridor percentage at age 40, as shown in the table above). For your Policy, you may make the corresponding determination by dividing your Stated Amount by 100% plus the corridor percentage for your Age (see the table above). The calculation will yield a dollar amount which will be your breakpoint for using the corridor percentage test. If your Accumulation Value is greater than such dollar figure, your Death Benefit will be determined by the Corridor Percentage Test. If it is less, your Death Benefit will be your Stated Amount.

Option B — Variable Benefit

The Death Benefit is equal to the greater of:

•	the Stated Amount plus the Accumulation Value on the date of death, or

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•	the Death Benefit determined by the corridor percentage as described above and using the foregoing table of corridor percentages.

Illustration of Option B.  Again assume that the Insured’s Attained Age at the time of death is 40 and that the Stated Amount of the policy is $100,000.00.

Under these circumstances, a Policy with Accumulation Value of $20,000.00 will have a Death Benefit of $120,000.00 ($100,000.00 + $20,000.00). An Accumulation Value of $60,000.00 will yield a Death Benefit of $160,000.00 ($100,000.00 + $60,000.00). The Death Benefit under this illustration, however, must be at least equal to the Accumulation Value plus 150% of the Policy’s Accumulation Value. As a result, if the Accumulation Value of the Policy exceeds $66,667.00, the Death Benefit will be greater than the Stated Amount plus Accumulation Value. Each additional dollar of Accumulation Value above $66,667.00 will increase the Death Benefit by $2.50. Under this illustration, a policy with an Accumulation Value of $80,000.00 will provide a Death Benefit of $200,000.00 ($80,000.00 + (150% x $80,000.00)).

Similarly, to the extent that Accumulation Value exceeds $66,667.00, each dollar taken out of Accumulation Value reduces the Death Benefit by $2.50. If, for example, the Accumulation Value is reduced from $80,000.00 to $68,000.00, the Death Benefit will be reduced from $200,000.00 to $170,000.00.

In the foregoing example, the breakpoint of $66,667.00 of Accumulation Value for using the Corridor Percentage Test to calculate the Death Benefit was determined by dividing the $100,000.00 Stated Amount by 150% (the corridor percentage at age 40, as shown in the table above). For your Policy, you may make the corresponding determination by dividing your Stated Amount by the corridor percentage for your Age (see the table above). The calculation will yield a dollar amount which will be your breakpoint for using the Corridor Percentage Test. If your Accumulation Value is greater than such dollar figure, your Death Benefit will be determined by the Corridor Percentage Test. If it is less, your Death Benefit will be your Stated Amount plus your Accumulation Value.

Change in Death Benefit Option

Generally, after the second Policy Year, you may change your Death Benefit option on any Process Day by sending us a written request. We may, in our discretion, refuse to accept a change in Death Benefit option that will disqualify the policy as a life insurance contract under the Code. Changing Death Benefit options from Option B to Option A will not require evidence of insurability. Changing Death Benefit options from Option A to Option B may require evidence of insurability. The effective date of any such change will be the Process Day on or following the date of Receipt of your request.

As a general rule, when you wish to have favorable investment performance reflected in higher Accumulation Value, you should elect the Option A Death Benefit. Conversely, when you wish to have favorable investment performance reflected in increased insurance coverage, you should generally elect the Option B Death Benefit.

If you change your Death Benefit from Option A to Option B, your new Stated Amount will decrease by the accumulated value at the time of the change. This change may not be permitted if the new Stated Amount is less than issue amount limits.

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If you change your Death Benefit option from Option B to Option A, your Stated Amount will be increased by the amount of your Accumulation Value to equal the Death Benefit which would have been payable under Option B on the effective date of the change. For example, an Option B policy with a $100,000.00 Stated Amount and $20,000.00 Accumulation Value ($120,000.00 Death Benefit) would be converted to a Option A policy with $120,000.00 Stated Amount. Again, the Death Benefit would remain the same on the effective date of the change. A change in the Death Benefit option will not alter the amount of the Accumulation Value or the Death Benefit payable under the Policy on the effective date of the change. However, switching between the variable and the level options will alter your insurance program with consequent effects on the level of your future Death Benefits, Accumulation Values and premiums. For a given Stated Amount, the Death Benefit will be greater under Option B than under Option A, but the Monthly Deduction will be greater under Option B than under Option A. Furthermore, assuming your Accumulation Value continues to increase, your future cost of insurance charges will be higher after a change from Option A to Option B and lower after a change from Option B to Option A. If your Accumulation Value decreases in the future, the opposite will be true. Changes in the cost of insurance charges have no effect on your Death Benefit under Option A. Under Option B, however, increased cost of insurance charges will reduce the future Accumulation Value and Death Benefit to less than they otherwise would be.

Death Benefit Guarantee

We guarantee that the Policy will not lapse during the Death Benefit Guarantee Period provided you pay the Minimum Premium. The amount of any policy loans and partial surrenders will count against the cumulative total premium payments you have made. As long as the Death Benefit Guarantee is in effect, the Policy will not lapse even if, because of adverse investment performance, the Cash Surrender Value falls below the amount needed to pay the next Monthly Deduction. A charge per $1,000 of stated amount will be made for each month the death benefit guarantee is in effect. The charge is $0.00 if you choose a 5 year guarantee; $0.01 if you choose the guarantee to the later of age 70 or 10 years, or $0.03 if you choose the guarantee to maturity. (Only the 5 year guarantee is available in Massachusetts and Texas.)

If on any Process Day the Minimum Premium requirement is not met, we will send you a notice of the required payment. If we do not receive the required payment within 61 days of the date of the mailing of such notice, the Death Benefit Guarantee will no longer be in effect. Generally, the Death Benefit Guarantee may not be reinstated once it has been lost.

Changes in Stated Amount

Subject to certain limitations, you may at any time after the first Policy Year increase your Policy’s Stated Amount or decrease your Stated Amount by sending us a written request. We may limit you to two such changes in each Policy Year. Any change must be of at least $5,000. The effective date of the increase or decrease will be the process day on or following approval of the request. A change in Stated Amount will affect those charges assessed on a per $1000 of Stated Amount disclosed in the fee tables and Surrender Charges.

Increases.  An increase is treated similarly to the purchase of a new Policy. To obtain an increase, you must submit a supplemental application to us with satisfactory proof of insurability. An increase to the policy may result in a different cost of insurance charge for the increase depending upon insurability at the time of the increase. Depending on your Accumulation Value, you may or may not have to pay additional premiums to obtain an increase. If you must pay an additional premium, we must receive it by the effective date of the increase. The Minimum Premium required to maintain the Death Benefit Guarantee will be increased upon an increase in Stated Amount.

After an increase, a portion of your premium payments will be allocated to the increase. The allocated amounts will be in the same proportion to your total premium payments as the guideline annual premium for the increase is to the guideline annual premium for your initial Stated Amount plus the guideline annual premiums for all increases.

Form 5560.5	35

Only the increase in Stated Amount will be subject to the additional Surrender Charge.

With respect to premiums allocated to an increase, you will have the same free look and conversion rights with respect to an increase as with the initial purchase of your Policy.

Decreases.  You may decrease your Stated Amount after the first Policy Year from the issue date or the date of any increase, subject to the following limitations:

•	The Stated Amount after any requested decrease may not be less than the minimum Stated Amount of $50,000.

•	We will not permit a decrease in stated amount if the policy’s cash value is such that reducing the stated amount would cause the policy to cease to be life insurance as determined by the corridor percentage test.

•	We will not permit a decrease in Stated Amount if the decrease would disqualify the policy as life insurance under the Code.

If you decrease your Stated Amount, we will deduct any applicable Surrender Charge from your Accumulation Value. For purposes of calculating the amount of that Surrender Charge and the cost of insurance charge on your remaining coverage, a decrease in Stated Amount will reduce your existing Stated Amount in the following order:

•	the Stated Amount provided by your most recent increase,

•	your next most recent increases successively, and

•	your initial Stated Amount.

The Minimum Premium required to maintain the Death Benefit Guarantee will be reduced upon a decrease in Stated Amount.

SURRENDERS AND PARTIAL SURRENDERS

As an alternative to obtaining access to your Accumulation Value by using the loan provisions, you may obtain your Cash Surrender Value by exercising your surrender or partial surrender privileges. Partial or Full Surrenders, however, may involve tax liability.

You may surrender your Policy in full at any time by sending a written request on a form acceptable to us together with the Policy to our Home Office. The Cash Surrender Value of the Policy equals the Accumulation Value less any applicable Surrender Charges. Increases in Stated Amount carry their own Surrender Charge period, therefore, the total Surrender Charge may vary based on the total number of increases during the Policy period. Upon surrender, the amount of any outstanding loans will be deducted from the Cash Surrender Value to determine the Proceeds. The Proceeds will be determined on the Valuation Date on which the request for surrender is received. For example, if we receive your request in Good Order by 4:00 p.m. (Eastern Time) on a day when the New York Stock Exchange is open for unrestricted trading, the Proceeds will be determined using that day’s price. Proceeds will generally be paid within seven days of Receipt of a request for surrender.

After the first year after the Issue Date, you may obtain a portion of your Accumulation Value upon partial surrender of the Policy. Partial surrenders cannot be made more than twice during any Policy Year. The amount of any partial surrender may not exceed the Cash Surrender Value, minus:

•	any outstanding Policy Indebtedness,

Form 5560.5	36

•	an amount sufficient to cover the next two Monthly Deductions, and

•	the Administrative Fee of $25 or 2% of the amount surrendered, if less.

We will reduce the Accumulation Value of your Policy by the amount of any gross partial surrender, which is equal to the amount disbursed plus the Administrative Fee plus any applicable Surrender Charge. If the Stated Amount has been increased, the amount of the partial surrender and any charges and fees arising out of such partial surrender will be applied to the Accumulation Value associated with each increase in the reverse order in which the increases were made. We will also treat your cumulative total premium payments as having been reduced by the amount of any partial surrender, which could cause the Death Benefit Guarantee to lapse.

Under Option A, a partial surrender reduces your Stated Amount. Such a surrender will result in a dollar for dollar reduction in the death Proceeds except when the death Proceeds of your Policy are determined by the Corridor Percentage Test. The Stated Amount remaining after a partial surrender may be no less than the minimum Stated Amount of $50,000. If increases in Stated Amount have occurred previously, a partial surrender will first reduce the Stated Amount of the most recent increase, then the next most recent increases successively, then the initial Stated Amount.

Under Option B, a partial surrender reduces your Accumulation Value. Such a reduction will result in a dollar for dollar reduction in the death Proceeds except when the death Proceeds are determined by the Corridor Percentage Test. Because the Option B Death Benefit is the sum of the Accumulation Value and Stated Amount, a partial surrender under Option B does not reduce your Stated Amount but instead reduces Accumulation Value.

If the Proceeds payable under either Death Benefit option both before and after the partial surrender are determined by the Corridor Percentage Test, a partial surrender generally will result in a reduction in Proceeds equal to the amount paid upon such surrender plus such amount multiplied by the applicable corridor percentage.

During the first 20 Policy Years and for 20 years after the effective date of an increase, a Surrender Charge will be charged on the amount of partial surrenders in any Policy Year that exceeds 10% of the Cash Surrender Value as of the end of the previous Policy Year, in addition to the administrative fee of the lesser of $25 or 2% of the amount surrendered.

Loans

After the first Policy Year, you may borrow up to the Loan Value of your Policy by sending a written request on a form acceptable to us to our Home Office. The Loan Value is the Cash Surrender Value less the monthly charges, including the cost of insurance charges, on your Policy to the end of the current Policy Year. The Loan Value will never be less than 90% of the Cash Surrender Value. The amount available at any time for a policy loan is the Loan Value less the amount of any outstanding loan. We will generally distribute the loan Proceeds to you within seven days from Receipt of your request for the loan at our Home Office, although payment of the Proceeds may be postponed under certain circumstances. (See the “Postponement of Payments” section below.) In some circumstances, loans may involve tax liability. (See “Taxes”.)

When a loan is made, Accumulation Value in an amount equal to the loan will be taken from the General Account and each Subaccount in proportion to your Accumulation Value in the General Account and each Subaccount. This value is then held in the Loan Collateral Account and earns interest at an effective rate guaranteed to be at least 4% per year. Such interest is credited to the Subaccounts and the General Account in accordance with the premium allocation then in effect.

Form 5560.5	37

We charge you interest in advance on loans you take from your Policy values. The annual rate we deduct from your loan Proceeds is 7.40%. Due to the compounding of interest paid at the beginning of the year this amount is equivalent to an annual rate of 8.00% if the interest was paid at the end of the year. When we make a loan, we add to the amount of the loan the interest covering the period until the end of the Policy Year. At the beginning of each subsequent Policy Year, if you fail to pay the interest in cash, we will transfer sufficient Accumulation Value from the General Account and each Subaccount to pay the interest for the following Policy Year. The allocation will be in proportion to your Accumulation Value in each Subaccount.

You may repay a loan at any time, in whole or in part, before we pay the Policy Proceeds. When you repay a loan, interest already charged covering any period after the repayment will reduce the amount necessary to repay the loan. Premiums paid in excess of any loan interest due and planned premium will be applied to reduce or repay such loan. When a loan repayment is made the Loan Collateral Account will be reduced by the amount of the repayment. The value of the repayment will be allocated first to the General Account until the amount in the General Account is equal to the amount which was in the General Account immediately prior to the loan. Thereafter, the additional portion of the repayment, if any, will be allocated to the General Account and each Subaccount using the same percentages used to allocate Net Premiums unless you give notice otherwise.

Any outstanding Policy Indebtedness will be subtracted from the Proceeds payable at the Insured’s death and from Cash Surrender Value upon complete surrender or maturity. We will also treat your cumulative total premium payments as having been reduced by an amount equal to the loan, which could cause the Death Benefit Guarantee to lapse. A loan, whether or not repaid, will have a permanent effect on a Policy’s Cash Surrender Value (and the Death Benefit under Option B policies) because the investment results of the Subaccounts will apply only to the amount remaining in the subaccounts. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited upon the amount of the loan while the loan is outstanding, Policy values will not increase as rapidly as they would have if no loan had been made. If investment results are below that rate, Policy values will be higher than they would have been had no loan been made.

Preferred Loans

A preferred loan is available at any time on or after the 10th Policy anniversary. There is a charge for this policy feature. In the first Policy Year in which you take a preferred loan, the maximum preferred loan available is 10% of the gross Loan Value. The gross Loan Value is the Cash Surrender Value minus an amount to cover monthly charges to the next Policy anniversary. In later Policy Years, you may increase your preferred loan by an amount not greater than 10% of the gross Loan Value. The total amount of the preferred loan amount may never exceed the gross Loan Value. Loan interest on preferred loans is payable in advance at an annual rate of 7.40%. Due to the compounding of interest paid at the beginning of the year this amount is equal to an annual rate of 8.00% if the interest was paid at the end of the year. The interest rate credited to the Accumulation Value equal to the loaned amount under this preferred loan provision is 8.00%.

Certain Policy loans may result in currently taxable income and tax penalties. If you are considering the use of Policy loans as retirement income, you should consult your personal tax adviser regarding potential tax consequences that may arise if you do not make necessary payments to keep the Policy from lapsing. The amount of the premium payments necessary to keep the Policy from lapsing will increase with your Age.

Form 5560.5	38

Postponement of Payments

Payment of any amount upon a complete or partial surrender, a Policy loan, or benefits payable at death or maturity may be postponed whenever:

•	the New York Stock Exchange is closed other than customary week-end and holiday closings, or trading on the Exchange is restricted as determined by the Commission;

•	the Commission by order permits postponement for the protection of Policyholders; or

•	an emergency exists, as determined by the Commission, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of VAR’s net assets.

We may also withhold payment of any increased Accumulation Value or Loan Value resulting from a recent premium payment until your premium check has cleared. This could take up to 15 days after we receive your check.

LAPSE AND REINSTATEMENT

Provided you pay the Minimum Premium and thereby keep the Death Benefit Guarantee in effect, your Policy will not lapse during the Death Benefit Guarantee Period. If you fail to pay the Minimum Premium and, as a result, the Death Benefit Guarantee is not in effect, the Policy will remain in force as long as the Cash Surrender value less any Policy Indebtedness is sufficient to pay the next Monthly Deduction. If the Cash Surrender Value less any Policy Indebtedness is insufficient to pay the next Monthly Deduction, you will be given a 61 day grace period within which to make a premium payment to avoid lapsing. The 61-day grace period begins on the due date of the monthly charges. The premium required to avoid lapse will be equal to the amount needed to allow the Cash Surrender Value less any Policy Indebtedness to cover the Monthly Deduction for two Policy Months. This required premium will be indicated in a written notice which we will send to you at the beginning of the grace period. The grace period begins when we mail the notice. In some states, we will also send the notice to a second addressee listed on the policy. The Policy will continue in force throughout the grace period, but if the required premium is not received in our Home Office by 4:00 p.m. Eastern Time on the last day of the grace period, the Policy will terminate without value at the end of the grace period. If the last day of the grace period is a Saturday, Sunday or a federal holiday, the required premium must be received in our Home Office by 4:00 p.m. Eastern Time the prior business day. If you die during the grace period, the Death Benefit will be reduced by the amount of any unpaid Monthly Deduction. However, the Policy will never lapse due to insufficient Cash Surrender Value as long as the Death Benefit Guarantee is in effect.

Reinstatement

If the Policy lapses, you may apply for reinstatement anytime within five years. Your policy will be reinstated if you supply proof of insurability as described in your contract and pay the reinstatement fee. The reinstatement fee is comprised of Accrued Monthly Deductions, 2 months of Monthly Deductions calculated based upon your age, gender, risk class, rating and Stated Amount at the time of reinstatement, 6% interest on any outstanding loan amount from the time the policy lapsed and a Premium Expense Charge. The Premium Expense Charge computed under the reinstatement fee applies to the Accrued Monthly Deductions and the 2 months of Monthly Deductions due at the time of reinstatement. Please see “Premium Expense Charge” for more information about the charge.

Form 5560.5	39

At the time of reinstatement, the policy will be restored to the same Accumulation Value you had when the policy lapsed. The Policy Date and Stated Amount, as well as your Subaccount allocations, remain the same as when the policy lapsed. Monthly deductions and charges for the Policy after reinstatement will be based upon your age, gender, risk class, rating and Stated Amount at the time of reinstatement.

Please see “Reinstatement Fee” for examples of the reinstatement fee calculation.

TAXES

The following description is a brief summary of some of the Code provisions which, in our opinion, may currently affect the Policy. This summary does not purport to be complete or to cover all situations, including the possible tax consequences of changes in ownership. Counsel and other competent tax advisers should be consulted for more complete information. Tax laws can change, even with respect to policies that have already been issued. Tax law revisions, with unfavorable consequences to policies offered by this prospectus, could have retroactive effect on previously issued policies or on subsequent voluntary transactions in previously issued policies.

Policy Proceeds

The Policy contains provisions not found in traditional life insurance policies providing only for fixed benefits. However, under the Code the Policy should qualify as a life insurance policy for federal income tax purposes as long as certain conditions are met. Consequently, the Proceeds of the Policy payable to the Beneficiary on the death of the Insured will generally be excluded from the Beneficiary’s income for purposes of federal income tax. As long as the Policy remains in effect, any increases in the value of the Policy will not be taxable.

Current tax rules and penalties on distributions from life insurance policies apply to any life insurance policy issued or materially changed on or after June 21, 1988 that is funded more heavily (faster) than a traditional whole life plan designed to be paid-up after the payment of level annual premiums over a seven-year period. Thus, for such a policy (called a “modified endowment contract” in the Code), any distribution, including surrenders, partial surrenders, maturity Proceeds, and loans secured by the policy, during the Insured’s lifetime (but not payments received as an annuity or as a Death Benefit) would be included in the Policyholder’s gross income to the extent that the policy’s Cash Surrender Value exceeds the owner’s investment in the policy. In addition, a ten percent penalty tax applies to any such distribution from such a policy, to the extent includible in gross income, except if made:

•	after the taxpayer’s attaining age 59½,

•	as a result of his or her disability, or

•	in one of several prescribed forms of annuity payments.

Loans received under the Policy (unless the Policy is a modified endowment contract) will be construed as indebtedness of the Policyholder in the same manner as loans under a fixed benefit life insurance policy and no part of any loan under the Policy is expected to constitute income to the Policyholder. Interest payable with respect to such loans is not tax deductible. If the Policy is surrendered or lapsed, any Policy loan then in effect is treated as taxable income to the extent that the Policy’s Accumulation Value (including the loan amount) then exceeds your “basis” in the Policy. (Your “basis” equals the total amount of premiums that were paid into the Policy less any withdrawals from the Policy plus any amounts reported to you as taxable income due to loans secured by the Policy.) Federal estate and local estate, inheritance and other tax consequences of Policy ownership or Receipt of Policy Proceeds depend upon the circumstances of each Policyholder and Beneficiary.

Form 5560.5	40

Avoiding DEFRA

In order to ensure that premium payments made to your policy do not exceed DEFRA guidelines, which would cause your policy to no longer be considered as life insurance for tax purposes, we will only apply the portion of your premium payment that does not exceed the DEFRA guidelines. The remaining portion of your premium payment that we are not able to apply given DEFRA guidelines will be returned to you within five (5) business days. Please contact your tax advisor with any further questions regarding DEFRA.

Avoiding Modified Endowment Contracts

If you have previously authorized us to do so, we will hold your premium payment for up to ten (10) business days, if applying the premium payment before the due date would cause the Policy to be treated as a Modified Endowment Contract (MEC) for federal income tax purposes.

If (i) you have not given us prior authorization to hold your premium payment for up to ten (10) business days, and we determine your premium payment will cause your Policy to become a MEC if we apply your premium payment immediately or (ii) we determine that your premium will cause the Policy to become a MEC even if we wait ten (10) business days to apply the premium, we will attempt to contact you within two (2) business days to determine your intent regarding the premium payment. If you do not want the Policy to be treated as a MEC for tax purposes, we will (i) delay applying the premium for ten (10) business days, where applicable, or (ii) refund the premium payment to the payor of the premium payment within five (5) business days of confirming your intention. If we are unable to confirm your intentions within two (2) business days of Receipt of the premium payment, we will apply the premium payment as of the third Valuation Date, and your Policy will be treated as a MEC for federal income tax purposes.

Correction of Modified Endowment Contracts

If you have made premium payments in excess of the amount that would be permitted without your Policy being treated as a MEC under the Code, you may, upon timely written request, prevent that tax treatment by receiving a refund, without deduction of any charges, of the excess premium paid, plus interest thereon at the rate of 6% per year. Under the Code, such a corrective action must be completed by no later than 60 days after the end of the year following the date the Policy became a MEC.

Right to Charge for Company Taxes

We are presently taxed as a life insurance company under the provisions of the Code. The Tax Reform Act of 1984 specifically provides for adjustments in reserves for flexible premium policies, and we will reflect flexible premium life insurance operations in our tax return in accordance with such Act.

Currently, no charge is assessed against VAR for our federal taxes, or provision made for such taxes, that may be attributable to VAR. However, we may in the future charge each Subaccount of VAR for its portion of any tax charged to us in respect of that Subaccount or its assets. Under present law, we may incur state and local taxes (in addition to premium taxes) in several states. We may decide to assess charges for such taxes, or make provision for such taxes, against VAR. Any such charges against VAR or its Subaccounts could have an adverse effect on the investment performance of the Subaccounts.

Form 5560.5	41

LEGAL PROCEEDINGS

There are no legal proceedings to which VAR is a party or to which the assets of any of the Subaccounts of VAR are subject. We (including Ohio National Equities, Inc.) are not involved in any litigation that is of material importance in relation to our total assets or that relates to VAR.

FINANCIAL STATEMENTS

The financial statements of the Registrant, VAR, and the financial statements and schedules of the Depositor, Ohio National Life Assurance Corporation are included in the Statement of Additional Information (“SAI”). A copy of the SAI may be obtained by contacting your registered representative, by contacting us at 1-800-366-6654 or by writing us at One Financial Way, Cincinnati, Ohio 45242. Copies are also on file with the Securities and Exchange Commission and are available on the Commission’s EDGAR System found at www.sec.gov.

PRIOR CONTRACTS

Vari-Vest I

From 1986 to April 30, 1993, we issued Vari-Vest I flexible premium variable life insurance contracts. Vari-Vest I is no longer being issued, so there is no current prospectus for the product. Therefore, Vari-Vest I owners receive this Vari-Vest V prospectus. The Vari-Vest I contracts that continue in existence are substantially the same as the contracts described in this prospectus, with the following exceptions.

You may invest in the following portfolios:

Ohio National Fund, Inc.
Equity	Millennium
Money Market	Aggressive Growth
Bond	Small Cap Growth
Omni	Mid Cap Opportunity
International	S&P 500 Index
International Small-Mid Company	Capital Appreciation
Calvert Variable Series, Inc.
Calvert VP SRI Equity Portfolio

Maturity of Vari-Vest I occurs at age 95.

References to Accumulation Value in this prospectus are equivalent to Vari-Vest I references to Cash Value.

The surrender charge for Vari-Vest I contracts is composed solely of the deferred underwriting charge because there is no contingent deferred sales charge for Vari-Vest I. During the first seven years your contract is in force or within seven years following an increase in the stated amount, a surrender charge applies if you surrender the contract in full or decrease your stated amount, or if you make partial surrenders of the contract within a contract year aggregating more than 10% of your cash surrender value as of the end of the previous contract year. The contract reserves the right to charge 100% of the surrender charge in each of seven successive years. Currently, we grade off the surrender charge in accordance with the table shown in this prospectus with the following changes: percentage of total charge in year 5 is 75%, in year 6 is 50% and in year 7 is 25%.

Form 5560.5	42

The loan collateral account guaranteed interest rate is 5%. The general account is also guaranteed to earn interest at an effective annual rate of 5%.

The death benefit guarantee is in effect until age 70 or ten years from the contract date, if later.

At any time during the first 24 months after we issue any increase in stated amount, you may convert your increase into a fixed benefit flexible premium life insurance policy by transferring your cash value to the general account. Your converted contract will have the same death benefit and the same amount at risk as did the increase.

The premium expense charge does not contain the federal tax charge described in this prospectus, but it does contain a sales load on premium payments in the first year and on premium payments allocated to an increase within one year of the date of the increase. Premiums up to the guideline premium will be subject to a 30% sales load for insureds under issue age 60 or a 20% sales load for insureds issue age 60 through 70. Premiums in excess of the guideline premium will be subject to a 7.5% sales load.

You will not be charged more than $25 for a special illustration of contract benefits.

For the Vari-Vest I contract, you must pay the minimum premium for at least two years to keep the contract in force. If you fail to pay the minimum premiums in the first two contract years, your contract will lapse after the 61-day grace period. The monthly minimum premium indicated on the contract specification page will remain level until you reach age 70 or ten years from the contract date, if later. At such time, the monthly minimum premium will be substantially increased.

Your contract is subject to a new surrender charge as a result of an increase in stated amount for only seven years.

You can decrease your stated amount without waiting two years from the date of increase.

The guideline annual premium for your contract is based on maturity at age 95 and, in addition to the other factors described in this prospectus, a guaranteed assumption of investment performance of 5%.

The monthly deduction for your contract includes a $5 administrative charge and a set risk charge of $.01 per $1000 of stated amount for the risk associated with the death benefit guarantee.

The cost of insurance is based on assumed interest at 5% per year and the death benefit at the beginning of the contract month divided by 1.0040741.

In the event of a misstatement of the age or sex of the insured in an application, the factor applied will be 1.0040741.

The following riders described in this prospectus are not available to you: preferred loan and continuation of coverage.

Vari-Vest II

From 1986 to April 2001, we issued Vari-Vest II flexible premium variable life insurance contracts. Vari-Vest II is no longer being issued, so there is no current prospectus for the product. Therefore, Vari-Vest II owners receive this Vari-Vest V prospectus. The Vari-Vest II contracts that continue in existence are similar to the contracts described in this prospectus, with the following exceptions.

Maturity of Vari-Vest II occurs at age 95.

Form 5560.5	43

Accumulation value in the loan collateral account earns interest at an annual rate guaranteed to be at least 5%.

For the Vari-Vest II contract you must pay the minimum premium for at least two years to keep the contract in force. If you fail to pay the minimum premiums in the first two contract years, your contract will lapse after the 61-day grace period. The monthly minimum premium indicated on the contract specification page will remain level until you reach age 70 or ten years from the contract date, if later. At such time, the monthly minimum premium will be substantially increased.

The guideline annual premium is a level amount that should provide the benefits under the contract through age 95. The guideline annual premium is based on guaranteed assumptions with respect to expenses and the cost of insurance charges and investment performance of 5%.

The premium expense charge for Vari-Vest II includes a 4% deduction from premium payments for the life of the contract in addition to deductions for state premium tax and any other state and local taxes applicable to the Vari-Vest II contract.

Against the accumulation value of the Vari-Vest II contracts we deduct a monthly administrative expense charge of $5.00 and the death benefit guarantee charge is deducted at a monthly rate of $.01 per thousand of stated amount.

The contingent deferred sales charge is 46% of the premiums paid during the first two contract years up to two guideline annual premiums. For issue ages above age 55, this charge reduces and reaches 13% by age 74, according to the following chart:

Age at Issue or Increase	0-55	56-60	61-65	66-68	69-73	74 and over
Charge	46%	38%	30%	26%	20%	13%

While not obligated to do so, we intend to reduce the contingent deferred sales charge over the 10 year period to which it applies, pursuant to the following chart:

Year	1-6	7	8	9	10	11
Percent of Total Charge	100%	80%	60%	40%	20%	0%

The contingent deferred underwriting charge varies with age at issue or increases from $3.00 to $6.00 per thousand dollars of your first $500,000 of stated amount. These surrender charges apply during the first seven contract years following the contract date and the date of any increase in stated amount.

While not obligated to do so, we intend to reduce the contingent deferred underwriting charge according to the following chart:

Year	1-4	5	6	7	8
Percent of Total Charge	100%	75%	50%	25%	0%

There is a $25 service charge for any special illustration of contract benefits.

The partial surrender charge is charged during the first ten contract years and for ten years after the effective date of any increase in stated amount.

Form 5560.5	44

A Vari-Vest II contract has a Refund Right. Generally, we assess a contingent deferred sales charge if you surrender your contract within the first ten contract years following the contract date or the date of any increase. This is in addition to the 4% of premiums deducted for sales load as a component of the premium expense charge. The contingent deferred sales charge is a percentage of your premium payments made during the first two contract years up to a maximum of two guideline annual premiums. Such percentage varies with age at issue or increase. If the surrender takes place during the first two years following the issue date or the date of any increase, however, you will be entitled to a refund of a portion of the total sales charge that otherwise would be assessed: the 4% front-end load plus the contingent deferred sales charge imposed as part of the surrender charge.

The amount of your refund will be the difference between the combined 4% front-end charge and the contingent deferred sales charge described above and the maximum sales charge deductions for the first two contract years described below. The maximum sales charge during the first contract year is the lesser of 30% of premiums paid or 30% of one guideline annual premium plus 9% of any premium payment in excess of such guideline annual premium. During the second contract year, the maximum sales charge is 10% of premium payments up to the guideline annual premium and 9% of any excess. Consequently, if you surrender your contract in full during the second contract year, the contingent deferred sales charge will be limited to 30% of premiums paid in the first contract year up to a guideline annual premium, 10% of premiums paid during the second contract year up to a guideline annual premium and 9% of any premiums paid in excess of a guideline annual premium in either or both years.

Legal requirements in connection with the refund right give rise to a timing disparity for backdated contracts. The contract date is prior to the issue date for a backdated contract. As a result, the refund right will extend beyond the end of the second contract year for such contracts. To avoid any difference in treatment between backdated and non-backdated contracts, we have structured the contingent deferred sales charge to apply only to certain premium payments made during the first two contract years. As a result, the refund right applies to the same premium payments for both backdated and non-backdated contracts, even though the right lasts longer in terms of contract months and years for the latter type of contract.

Illustration of Refund. Assume that you are 45 years old, have paid $1,500 in premiums in each of the first two contract years; your guideline annual premium is $1,000; and still in the second contract year you decide to surrender your contract.

In the absence of a refund right, we would assess a contingent deferred sales charge of $920 (46% of $2,000, which is actual premiums paid up to two guideline annual premiums in the first two contract years, there being no contingent deferred sales charge on the $1,000 of premium payments in excess of two guideline annual premiums).

The $920 contingent deferred sales charge is in addition to the $120 (4% of $3,000) charged as front-end sales load. Thus, in the absence of a refund right, a total of $1,040 would be charged.

Based on the formula described above, however, the maximum allowable sales charge in the second contract year is $490, which is the sum of $300 (30% of $1,000, which is actual payments in the first contract year up to a guideline annual premium) plus $100 (10% of $1,000, which is actual payments in the second contract year up to a guideline annual premium) plus $90 (9% of $1,000, which is actual payments in excess of a guideline annual premium in both contract years). Consequently, upon surrender, you would receive your cash surrender value plus $550 ($1,040 less $490, which is the difference between the combined 4% front-end sales load ($120) plus the contingent deferred sales charge generally applicable ($920) (totaling $1,040) and the maximum allowable sales charge in the second contract year ($490)).

Form 5560.5	45

In addition, if your contract lapses within two years of the issue date or the date of any increase, you will be entitled to a refund of a portion of the combined 4% front-end sales load and the contingent deferred sales charge allocated to your initial contract or increase during the first two contract years. The amount of such refund will be calculated in the same manner as described above with respect to surrenders, except that any amounts applied to keep your contract in force during the grace period will be offset against such refund.

Vari-Vest III

From 1986 to April 30, 1993, we issued Vari-Vest III single premium variable life insurance contracts. Vari-Vest III is no longer being issued, so there is no current prospectus for the product. Therefore, Vari-Vest III owners receive this Vari-Vest V prospectus. The Vari-Vest III contracts that continue in existence are similar to the contracts described in this prospectus, with the following exceptions.

You may invest in the following portfolios:

Ohio National Fund, Inc.
Equity	Millennium
Money Market	Aggressive Growth
Bond	Small Cap Growth
Omni	Mid Cap Opportunity
International	S&P 500 Index
International Small-Mid Company	Capital Appreciation
Calvert Variable Series, Inc.
Calvert VP SRI Equity Portfolio

Maturity of Vari-Vest III occurs at age 95.

References to Accumulation Value in this prospectus are equivalent to Vari-Vest III references to Cash Value.

Loan value will never be less than 90% of your cash surrender value. Loan interest is payable in advance at a variable rate of no less than 6%. The rate in each contract year will be the rate we set on the previous June 30. To the extent your cash surrender value exceeds your gross premium payments under the contract and to the extent you have borrowed such excess, we intend to credit interest to the loan collateral account at a rate that is .50% less than the effective compound annual loan interest rate charged on the loan. To the extent your loans exceed any such excess, we intend to credit interest to the loan collateral account at a rate that is 2% less than the effective compound annual loan interest rate charged on the loan.

Your contract does not allow for partial surrenders.

The required initial premium for an increase in stated amount is the greater of $1000 or 75% of the guideline single premium for the stated amount of the increase. All premium payments after the required initial premium for your initial stated amount are termed subsequent premiums. If there is contract indebtedness outstanding, subsequent premiums will be treated as loan repayments until the indebtedness is eliminated. Otherwise, you may designate subsequent premiums as additional premiums with respect to your existing stated amount or as initial premiums for increases in your stated amount. Additional premiums enhance the investment element of your contract and are not subject to the contingent deferred sales charge; initial premiums for increases in stated amount enhance the insurance element of your contract and are subject to the contingent deferred sales charge.

Form 5560.5	46

You may not designate subsequent premiums as additional premiums if those premiums would cause your contract to violate the Code’s definition of life insurance.

The surrender charge for Vari-Vest III contracts is charged in the event of full surrender, lapse or decrease in stated amount during the first ten contract years following the contract date and the date of any increase in stated amount. The charge consists of the deferred underwriting charge and a contingent deferred sales charge which, during the contract year following an increase in stated amount, is 8% of the required initial premium for the increase. Thereafter, the charge grades down to zero over the applicable ten year period as follows: Year One: 8%; Year Two: 7.2%; Year Three: 6.4%; Year Four: 5.6%; Year Five: 4.8%; Year Six: 4.0%; Year Seven: 3.2%; Year Eight: 2.4%; Year Nine: 1.6%; Year Ten: 0.8%. The contingent deferred sales charge does not apply to premiums required to prevent lapse during the contract’s grace period, nor to reinstatement premiums.

The charge also includes a contingent deferred underwriting charge if you: surrender the contract in full, lapse or decrease your stated amount during the first seven years it is in force or within seven years following an increase in the stated amount. The contract reserves the right to charge 100% of the surrender charge in each of seven successive years.

Currently, we grade off the surrender charge in accordance with the table shown in this prospectus with the following changes: percentage of total charge in year 5 is 75%, in year 6 is 50% and in year 7 is 25%.

The loan collateral account guaranteed interest rate is 5%. The general account is also guaranteed to earn interest at an effective annual rate of 5%.

There is no death benefit guarantee.

At any time during the first 24 months after we issue any increase in stated amount, you may convert your increase into a fixed benefit flexible premium life insurance policy by transferring your cash value to the general account. Your converted contract will have the same death benefit and the same amount at risk as did the increase.

The premium expense charge contains only the state premium tax.

You will not be charged more than $25 for a special illustration of contract benefits.

The monthly minimum premium will increase substantially after the death benefit guarantee period (age 70 or ten years from the contract date, if later).

Your contract is subject to a new surrender charge as a result of an increase in stated amount for only seven years.

To increase your stated amount, you must pay at least the required initial premium for the increase. We will inform you of the amount of the required initial premium for the increase requested and we must receive it by the effective date of the increase.

You can decrease your stated amount after one year from the date of increase, and there is no minimum stated amount.

The guideline annual premium for your contract is based on maturity at age 95 and, in addition to the other factors described in this prospectus, a guaranteed assumption of investment performance of 5%.

Form 5560.5	47

The monthly deduction for your contract includes only a $5 administrative charge and the cost of additional insurance benefits provided by rider.

The cost of insurance is based on assumed interest at 5% per year and the death benefit at the beginning of the contract month divided by 1.0040741.

In the event of a misstatement of the age or sex of the insured in an application, the factor applied will be 1.0040741.

The following riders described in this prospectus are not available to you: additional term, family plan, guaranteed purchase option, waiver of premium, preferred loan, continuation of coverage, and accelerated death benefit. In other words, only the accidental death rider is available.

Generally, any Vari-Vest III contract will constitute a modified endowment contract (“MEC”).

Vari-Vest IV

From 1996 to April 2001, we issued Vari-Vest IV flexible premium variable life insurance contracts. Vari-Vest IV is no longer being issued, so there is no current prospectus for the product. Therefore, Vari-Vest IV owners receive this Vari-Vest V prospectus. The Vari-Vest IV contracts that continue in existence are similar to the contracts described in this prospectus, with the following exceptions.

The contract has a minimum stated amount of $100,000.

The contract has a maximum issue age of 70

Maturity of Vari-Vest IV occurs at age 95.

If you have attained at least age 65 and the contract has been in effect at least 10 contract years, we will credit interest in the loan collateral account at an annual rate guaranteed to be at least 8%.

For the Vari-Vest IV contract you must pay the minimum premium for at least two years to keep the contract in force. If you fail to pay the minimum premiums in the first two contract years, your contract will lapse after the 61-day grace period. The monthly minimum premium indicated on the contract specification page will remain level until you reach age 70 or ten years from the contract date, if later. At such time, the monthly minimum premium will be substantially increased.

If you selected the five year period for the death benefit guarantee, we may, at our sole discretion, decide to extend the death benefit guarantee period. We will notify you if we extend the period and allow you the opportunity to opt out.

The guideline annual premium is a level amount that should provide the benefits under the contract through age 95. The guideline annual premium is based on guaranteed assumptions with respect to expenses and the cost of insurance charges and investment performance of 5%.

The premium expense charge for Vari-Vest IV includes a 4% deduction from premium payments for the life of the contract in addition to deductions for state premium tax and any other state and local taxes applicable to the Vari-Vest IV contract.

Against the accumulation value of the Vari-Vest IV contracts we deduct a monthly administrative expense charge of $5.00 and the death benefit guarantee charge is deducted at a monthly rate of $.01 per thousand of stated amount.

Form 5560.5	48

The contingent deferred sales charge is 46% of the premiums paid during the first two contract years up to two guideline annual premiums. For issue ages above age 55, this charge reduces and reaches 13% by age 74, according to the following chart:

Age at Issue or Increase	0-55	56-60	61-65	66-68	69-73	74 and over
Charge	46%	38%	30%	26%	20%	13%

The contingent deferred underwriting charge varies with age at issue or increases from $3.00 to $6.00 per thousand dollars of your first $500,000 of stated amount. These surrender charges apply during the first seven contract years following the contract date and the date of any increase in stated amount.

There is a $25 service charge for any special illustration of contract benefits.

The partial surrender charge is charged during the first ten contract years and for ten years after the effective date of any increase in stated amount.

A Vari-Vest IV contract has a Refund Right. Generally, we assess a contingent deferred sales charge if you surrender your contract within the first ten contract years following the contract date or the date of any increase. This is in addition to the 4% of premiums deducted for sales load as a component of the premium expense charge. The contingent deferred sales charge is a percentage of your premium payments made during the first two contract years up to a maximum of two guideline annual premiums. Such percentage varies with age at issue or increase. If the surrender takes place during the first two years following the issue date or the date of any increase, however, you will be entitled to a refund of a portion of the total sales charge that otherwise would be assessed: the 4% front-end load plus the contingent deferred sales charge imposed as part of the surrender charge.

The amount of your refund will be the difference between the combined 4% front-end charge and the contingent deferred sales charge described above and the maximum sales charge deductions for the first two contract years described below. The maximum sales charge during the first contract year is the lesser of 30% of premiums paid or 30% of one guideline annual premium plus 9% of any premium payment in excess of such guideline annual premium. During the second contract year, the maximum sales charge is 10% of premium payments up to the guideline annual premium and 9% of any excess. Consequently, if you surrender your contract in full during the second contract year, the contingent deferred sales charge will be limited to 30% of premiums paid in the first contract year up to a guideline annual premium, 10% of premiums paid during the second contract year up to a guideline annual premium and 9% of any premiums paid in excess of a guideline annual premium in either or both years.

Legal requirements in connection with the refund right give rise to a timing disparity for backdated contracts. The contract date is prior to the issue date for a backdated contract. As a result, the refund right will extend beyond the end of the second contract year for such contracts. To avoid any difference in treatment between backdated and non-backdated contracts, we have structured the contingent deferred sales charge to apply only to certain premium payments made during the first two contract years. As a result, the refund right applies to the same premium payments for both backdated and non-backdated contracts, even though the right lasts longer in terms of contract months and years for the latter type of contract.

Illustration of Refund. Assume that you are 45 years old, have paid $1,500 in premiums in each of the first two contract years; your guideline annual premium is $1,000; and still in the second contract year you decide to surrender your contract.

In the absence of a refund right, we would assess a contingent deferred sales charge of $920 (46% of $2,000, which is actual premiums paid up to two guideline annual premiums in the first two contract years, there being no contingent deferred sales charge on the $1,000 of premium payments in excess of two guideline annual premiums). The $920 contingent deferred sales charge is in addition to the $120 (4% of $3,000) charged as front-end sales load. Thus, in the absence of a refund right, a total of $1,040 would be charged.

Form 5560.5	49

Based on the formula described above, however, the maximum allowable sales charge in the second contract year is $490, which is the sum of $300 (30% of $1,000, which is actual payments in the first contract year up to a guideline annual premium) plus $100 (10% of $1,000, which is actual payments in the second contract year up to a guideline annual premium) plus $90 (9% of $1,000, which is actual payments in excess of a guideline annual premium in both contract years). Consequently, upon surrender, you would receive your cash surrender value plus $550 ($1,040 less $490, which is the difference between the combined 4% front-end sales load ($120) plus the contingent deferred sales charge generally applicable ($920) (totaling $1,040) and the maximum allowable sales charge in the second contract year ($490)).

In addition, if your contract lapses within two years of the issue date or the date of any increase, you will be entitled to a refund of a portion of the combined 4% front-end sales load and the contingent deferred sales charge allocated to your initial contract or increase during the first two contract years. The amount of such refund will be calculated in the same manner as described above with respect to surrenders, except that any amounts applied to keep your contract in force during the grace period will be offset against such refund.

GLOSSARY

We have tried to make this prospectus as easy to read as possible. However, because of the complexity of the Policy, it is sometimes necessary to use technical or defined terms. Listed below are some of the unfamiliar terms you may see in this prospectus.

Accumulation Value — the sum of the policy’s values in the Subaccounts, the General Account and the Loan Collateral Account.

Accrued Monthly Deduction — monthly deductions accrued and outstanding as of the date the policy lapses.

Age — the Insured’s age at his or her nearest birthday.

Attained Age — the Insured’s age at the end of the most recent policy year.

Beneficiary — the Beneficiary designated by the Policyholder in the application or in the latest notification of change of Beneficiary filed with us. If the Policyholder is the Insured and if no Beneficiary survives the Insured, the Insured’s estate will be the Beneficiary. If the Policyholder is not the Insured and no Beneficiary survives the Insured, the Policyholder or the Policyholder’s estate will be the Beneficiary.

Cash Surrender Value — the Accumulation Value minus any applicable Surrender Charges. The Cash Surrender Value is subject to Policy Indebtedness.

Code — the Internal Revenue Code of 1986, as amended and all related regulations.

Commission — the Securities and Exchange Commission.

Corridor Percentage Test — a method of determining the minimum Death Benefit as required by the Code to qualify the policy as a “life insurance contract”. The minimum Death Benefit equals the Accumulation Value plus the Accumulation Value multiplied by a percentage that varies with Age as specified by the Code.

Death Benefit — the amount payable upon the death of the Insured, before deductions for policy indebtedness and unpaid Monthly Deductions.

Form 5560.5	50

Death Benefit Guarantee — our guarantee that the policy will not lapse so long as you have met the Minimum Premium requirement and the policy is still within the Death Benefit Guarantee period.

General Account — our assets other than those allocated to our separate accounts. The General Account may also be called the Guaranteed Account or the Fixed Account.

Good Order — an instruction or request is in Good Order when it is received in our Home Office, or other place we may specify, and has such clarity and completeness that we do not have to exercise any discretion to carry out the instruction or request. We may require that the instruction or request be given in a certain form. If we do require it be given in a certain form then the instruction or request submitted must comply with the specified form to be in Good Order.

Guideline Annual Premium — the annual premium that would be payable through the policy Maturity Date for a specified Stated Amount of coverage if we scheduled premiums as to both timing and amount and such premiums were based on the 1980 Commissioners Standard Ordinary Mortality Table, net investment earnings at an annual effective rate of 4%, and fees and charges as set forth in the policy. This is the maximum premium permitted under the Code. All policy changes affect the Guideline Annual Premium, and we may, in our discretion, refuse to accept any policy change that would cause the policy to be disqualified as life insurance under the Code.

Home Office — our principal executive offices located at One Financial Way, Cincinnati, Ohio 45242.

Initial Premium — an amount you must pay to begin policy coverage. It must be at least equal to one monthly Minimum Premium.

Insured — the person upon whose life the policy is issued.

Issue Date — the date we approve your application and issue your policy. The Issue Date will be the same as the Policy Date except for backdated policies, for which the Policy Date will be prior to the Issue Date.

Loan Collateral Account — an account to which Accumulation Value in an amount equal to a policy loan is transferred pro rata from the Subaccounts of VAR and the General Account.

Loan Value — the maximum amount that you may borrow under the policy. The Loan Value equals the Cash Surrender Value minus the cost of insurance charges for the balance of the Policy Year. The Loan Value minus Policy Indebtedness equals the amount you may borrow at any given time.

Maturity Date — unless otherwise specified in the policy, the Maturity Date is the end of the Policy Year nearest the Insured’s 100th birthday.

Minimum Premium — the monthly premium set forth on the specification page of your policy or any endorsement sent to you following a policy change necessary to maintain the Death Benefit Guarantee. Although we express the Minimum Premium as a monthly amount, you need not pay it each month. Rather, you must pay, cumulatively, premiums that equal or exceed the sum of the Minimum Premiums required for each month that the Death Benefit Guarantee remains active. The cumulative Minimum Premium is reduced by all loans and partial surrenders.

Monthly Deduction — the monthly charge against cash value which includes the cost of insurance, an administration charge, and the cost of any optional insurance benefits added by rider.

Net Investment Factor — the percentage change in value of a Subaccount from one Valuation Period to the next.

Net Premiums — the premiums you pay less the Premium Expense Charge.

Form 5560.5	51

Planned Premium — a schedule indicating the Policyholder’s Planned Premium payments under the policy. The schedule is a planning device only and you do not need to adhere to it.

Policy — the Vari-Vest V flexible premium variable life insurance policy. The policy may also be called the contract.

Policy Date — the date as of which insurance coverage and policy charges begin. The Policy Date is used to determine Policy Months and years.

Policy Month — each Policy Month starts on the same date in each calendar month as the Policy Date.

Policy Year — each Policy Year starts on the same date in each calendar year as the Policy Date.

Policy Indebtedness — the total of any unpaid policy loans.

Policyholder — the person so designated on the specification page of the policy. The Policyholder may also be called the contractowner.

Premium Expense Charge — an amount deducted from gross premiums consisting of a distribution charge and any state premium tax and other state and local taxes applicable to your policy.

Proceeds — the amount payable on surrender, maturity or death.

Process Day — the first day of each Policy Month. We deduct Monthly Deductions and credit any interest earned on any amounts in the fixed account or on any outstanding loan balance on this day.

Pronouns — “our”, “us” or “we” means Ohio National Life Assurance Corporation. “You”, “your” or “yours” means the Insured. If the Insured is not the Policyholder, “you”, “your” or “yours” means the Policyholder when referring to policy rights, payments and notices.

Receipt — with respect to transactions requiring valuation of variable account assets, a notice or request is deemed received by us on the date actually received if received on a Valuation Date before 4:00 p.m. Eastern Time. If received on a day that is not a Valuation Date or after 4:00 p.m. Eastern Time on a Valuation Date, it is deemed received on the next Valuation Date.

Settlement Options — methods of paying the Proceeds other than in a lump sum.

Stated Amount — the minimum Death Benefit payable under the policy as long as the policy remains in force and which is set forth on the specification page of your policy.

Stipulated Premium — an amount selected by the policyowner at the time of purchasing the policy that will be waived each period as planned premium if the Insured is totally disabled and exercises the Waiver of Premium for Total Disability rider.

Subaccount — a subdivision of VAR which invests exclusively in the shares of a corresponding portfolio of one of the Funds.

Surrender Charge — a two part charge assessed in connection with policy surrenders, partial surrenders, lapses and decreases in Stated Amount consisting of a contingent deferred sales charge applicable for 20 years and a contingent deferred insurance underwriting charge applicable for 8 years, from the Policy Date with respect to your initial Stated Amount and from the date of any increase in Stated Amount with respect to such increase. See the specification pages of your policy or the discussion under “Surrender Charges” for more information.

Valuation Date — each day on which the net asset value of Fund shares is determined. See the accompanying Fund prospectuses.

Form 5560.5	52

Valuation Period — the period of time from one determination of variable accumulation unit values to their next determination. Such values will be determined as often as we choose to do so, but will occur at least once a week or as often as required by the 1940 Act.

VAR — Ohio National Variable Account R.

Form 5560.5	53

To learn more about ONLAC, this Policy and Ohio National Life, you should read the SAI dated May 1, 2012. You can request a free copy of the SAI, request other information about this Policy or make inquires about your Policy by contacting your registered representative, by contacting us at 1-800-366-6654 or by writing to us at One Financial Way, Cincinnati, Ohio 45242.

The SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the policy. Information about us and the policy (including the SAI) may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 100 F Street, NE, Washington, DC 20549-1580. Additional information on the operation of the Public Reference Room may be obtained by calling the Commission at 202-551-1580.

Investment Company Act of 1940 Registration File No. 811-4320
Securities Act of 1933 Registration File No. 333-16133*

Form 5560.5	54

Statement of Additional Information

Ohio National Life Assurance Corporation

One Financial Way

Cincinnati, Ohio 45242

Telephone (800) 366-6654

Ohio National Variable Account R

Vari-Vest V

Individual, Flexible Premium Variable Life Insurance Policy

This Statement of Additional Information contains additional information to the Prospectus for the individual, flexible premium variable life insurance policy (the “Policy”) issued by Ohio National Life Assurance Corporation (“the Company”). This Statement of Additional Information is not a prospectus and it should be read only in conjunction with the prospectus for the policy. The prospectus for the Policy is dated the same date as this Statement of Additional Information. Unless otherwise indicated, all terms used in this Statement of Additional Information have the same meaning as when used in the Prospectus. You may obtain a copy of the prospectus by contacting your agent or representative or by writing us at the address above or calling us toll-free at the telephone number listed above.

May 1, 2012

Table of Contents

General Information	2
Services	2
Additional Information about Operation of Policies and Registrant	3
Additional Information about Charges	3
Performance Data	4
Indemnification	5
Principal Underwriter	5
Financial Data	6

General Information

Ohio National Life Assurance Corporation

We were established on June 26, 1979 under the laws of Ohio to facilitate the issuance of certain nonparticipating insurance policies. We are a wholly-owned stock subsidiary of Ohio National Life. We are licensed to sell life insurance in 47 states, the District of Columbia and Puerto Rico.

Ohio National Variable Account R (“VAR”)

We established VAR on May 6, 1985 pursuant to the insurance laws of the State of Ohio. VAR is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (“1940 Act”) as a unit investment trust. Such registration does not involve supervision by the Commission of the management or investment policies of the variable account or of us. Under Ohio law and federal securities law, VAR’s assets are held separate from our assets and exclusively for the benefit of policyholders and persons entitled to payments under the policy. VAR’s assets are not chargeable with liabilities arising out of our other business.

We keep VAR’s assets segregated from assets of our General Account. We maintain records of all purchases and redemptions of Fund shares by each of VAR’s subaccounts.

VAR has subaccounts corresponding to each of the Funds listed in the prospectus. VAR may in the future add or delete investment subaccounts. Each investment subaccount will invest exclusively in shares representing interests in one of the Funds. The income and realized and unrealized gains or losses on the assets of each subaccount are credited to or charged against that subaccount without regard to income or gains or losses from any other subaccount and do not reflect the investment experience of Ohio National Life Assurance Corporation’s other assets.

The Ohio National Life Insurance Company (“Ohio National Life”)

Ohio National Life was organized under the laws of Ohio on September 9, 1909 as a stock life insurance company. Ohio National Life is now a subsidiary of Ohio National Financial Services, Inc., which is a subsidiary of Ohio National Mutual Holdings, Inc. It writes life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently it has assets in excess of $30.6 billion and equity in excess of $1.9 billion. Ohio National Life provided us with the initial capital to finance our operations. From time to time, Ohio National Life may make additional capital contributions, although it is under no legal obligation to do so and its assets do not support the benefits provided under your policy.

Services

Independent Registered Public Accounting Firm

The financial statements of Ohio National Variable Account R and the financial statements and schedules of Ohio National Life Assurance Corporation for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, OH 43215.

Additional Information About Operation of Policies and Registrant

Additions, Deletions or Substitutions of Investments

We reserve the right, subject to compliance with applicable law, to make additions to, deletions from or substitutions for the shares held by any subaccount or which any subaccount may purchase. If shares of the Funds should no longer be available for investment or if, in the judgment of management, further investment in shares of the Funds would be inappropriate in view of the purposes of the policy, we may substitute shares of any other investment company for shares already purchased, or to be purchased in the future. No substitution of securities will take place without notice to and the consent of policyholders and without prior approval of the Commission, all to the extent required by the 1940 Act. In addition, the investment policy of VAR will not be changed without the approval of the Ohio Superintendent of Insurance and such approval will be on file with the state insurance regulator of the state where your policy was delivered.

Misstatements

If the age or sex of the insured has been misstated in an application, including a reinstatement application, and we become aware of the misstatement after the insured’s death, the amount payable under the policy by reason of the death of the insured will be 1.0024663 multiplied by the sum of (i) and (ii) where:

(i) is the accumulation value on the date of death; and

(ii) is the death benefit, less the accumulation value on the date of death, multiplied by the ratio of (a) the cost of insurance deducted on the Process Day nearest the insured’s death to (b) the cost of insurance that should have been deducted at the insured’s true age or sex.

If we become aware of the misstatement before the insured’s death, at time of discovery we will adjust the monthly Minimum Premium and charge from that time forward the Cost of Insurance for the insured’s correct age, sex and Stated Amount. We also reserve the right to adjust the Accumulation Value, the monthly Minimum Premium and/or the Stated Amount to account for any under-assessment of Cost of Insurance charges or monthly Minimum Premium in the past because of the misstatement of age and/or sex.

Suicide

The policy does not cover the risk of suicide or self-destruction within two years (one year depending upon state law) from the policy date or two years (one year depending upon state law) from the date of any increase in stated amount with respect to that increase, whether the insured is sane or insane. In the event of suicide within two years of the policy date, we will refund the greater of the cash value or premiums paid, without interest, less any policy indebtedness and less any partial surrender. In the event of suicide within two years of an increase in stated amount, we will refund the greater of the cash value or premiums allocated to the increase, without interest, less a deduction for a share of any policy indebtedness outstanding and any partial surrenders made since the increase. The share of indebtedness and partial surrenders so deducted will be determined by dividing the face amount of the increase by the total face amount at the time of death.

Beneficiaries

The primary and contingent beneficiaries are designated by the policyholder on the application. If changed, the primary beneficiary or contingent beneficiary is as shown in the latest change filed with us. If more than one beneficiary survives the insured, the proceeds of the policy will be paid in equal shares to the survivors in the appropriate beneficiary class unless requested otherwise by the policyholder.

Non-Participating Policy

The policy does not share in our surplus distributions. No dividends are payable with respect to the policy.

Additional Information About Charges

Special Purchase Plans

Ohio National Life and its affiliated companies offer a credit on the purchase of policies by any of their employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, covering any of the foregoing or any of their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser’s household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser’s minor grandchildren under the Uniform Gifts to Minors Act. This credit is treated as additional premium under the policy.

The amount of the initial credit equals 45% of the first policy year’s maximum commissionable premium or 45% of the maximum commissionable premium of an increase, which is credited to the General Account of the employee’s policy effective one day after the latest of the following three dates:

•	the policy approval date,

•	the policy effective date, or

•	the date the initial payment is received.

The subsequent credit, which is based on 4.9% of first year premium in excess of the maximum commissionable premium plus 4.9% of premiums paid in policy years two through six, is credited to the General Account of the employee’s policy at the beginning of the seventh policy year. For any increase that occurs during the first six policy years, the 45% initial credit on the increase described above substitutes for the 4.9% subsequent credit on that portion of the premium attributable to the increase.

If an employee exercises his or her free look right, the full amount of the credit will be deducted when we pay the free look proceeds.

Underwriting Procedures

Guaranteed maximum cost of insurance rates are based on the 2001 CSO Mortality Table (the prevailing mortality table approved by the National Association of Insurance Commissioners), age nearest birthday, with distinction for the insured’s gender and smoking status. The rates will reflect the insured’s risk classes.

Supplemental Benefits

There are several supplemental benefits or riders that will or may be added to your Policy. These riders or benefits may not be available in all states. All of the supplemental benefits or riders may impose additional charges which are disclosed in the prospectus.

Overloan Protection Rider — may prevent policy from lapsing if cash surrender value approaches loan value. Included with policies with GPT.

Additional Term Life Insurance Rider (Term Rider) — allows you to buy term insurance coverage as a part of your policy.

Waiver of Stipulated Premium — provides for a continuation of premium payments (at a predetermined level) if the insured becomes totally disabled for six months or more.

Accidental Death Benefit — provides for an additional death benefit if the insured’s death results from accidental injury and occurs within 180 days from the accident.

Guaranteed Purchase Option — provides the right to purchase additional permanent life insurance coverage, on certain predetermined future dates, without having to prove that you are still insurable.

Accelerated Death Benefit Rider (Lifetime Advantage Rider) — an accelerated death benefit option which allows the policyowner to receive up to 50% of a policy’s death benefit, up to $250,000 if the insured is diagnosed as terminally ill with twelve months or less to live. The maximum charge for this rider is $100.00 and it may be added to the Policy at any time.

Family Term Life Insurance Rider — provides term insurance coverage on your child(ren) as part of your Policy.

Term Life Insurance for Additional Insured Rider (Spouse Term Rider/Additional Insured Rider) — provides term insurance coverage on the insured’s spouse or someone other than the insured’s spouse or children as part of the Policy.

Exchange of Life Rider — Allows the named insured to be changed.

Performance Data

We may disclose yields, total returns and other performance data for the Portfolios. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC.

Average Annual Total Return Calculations

Each Portfolio may advertise its average annual total return. We calculate each portfolio’s average annual total return using the following method:

•	A hypothetical $10,000 investment in each Portfolio on the first day of the period at the maximum offering price (“initial investment”) is assumed.

•	We calculate the ending value (“ending value”) of that investment at the end of 1-, 5- and 10-year periods. If average annual total return for a Subaccount is not available for a stated period, we may show average annual total return since Subaccount inception. The ending value reflects the effect of the mortality and expense risk charge and all other Investment Option operating expenses. We do not reflect any cost of insurance charges, premium taxes, surrender charges or any other insurance-related charges in the calculation.

•	The ending value is divided by the initial investment.

•	The quotient is taken to the Nth root (N representing the number of years in the period), 1 is subtracted from the result and the result is expressed as a percentage to the nearest one-hundredth of one percent.

Indemnification

Our officers, directors and employees who have access to the assets of the variable account are covered by fidelity bonds issued by Fidelity & Deposit Company of Maryland in the aggregate amount of $25,000,000.

Principal Underwriter

Ohio National Equities, Inc. (“ONEQ”), an Ohio corporation and another wholly-owned subsidiary of Ohio National Life, is the principal underwriter of the policies. ONEQ is located at One Financial Way, Cincinnati, Ohio 45242. The policies are offered on a continuous basis.

Under a distribution and service agreement with ONEQ first executed on May 1, 1997, we reimburse it for any expenses incurred by it in connection with the distribution of the policies. This agreement may be terminated at any time by either party on 60 days’ written notice. The following chart shows the premium payments received by VAR for the last three years and the aggregate amount of commissions paid to ONEQ for contracts issued by VAR and the amounts retained by ONEQ for each of the last three years.

Year	Premiums Received by VAR	Aggregate Commissions	Retained Commissions

2011	$19,289,457	$634,492.34	$4,510.05

2010	$21,123,489	$600,934.81	$4,157.63

2009	$25,244,636	$880,640.80	$8,631.18

The policy is sold by individuals who, in addition to being licensed as life insurance agents, are also registered representatives (a) of The O.N. Equity Sales Company (“ONESCO”), a wholly-owned subsidiary of Ohio National Life, or (b) of other broker-dealers that have entered into distribution agreements with the principal underwriter of the policies. ONESCO and the other broker-dealers are responsible for supervising and controlling the conduct of their registered representatives in connection with the offer and sale of the policy. ONESCO and the other broker-dealers are registered with the Commission under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority.

In addition to this and the other contracts issued by Ohio National Life Assurance Corporation and Ohio National Variable Account R, ONEQ also serves as the principal underwriter for variable annuity contracts issued by The Ohio National Life Insurance Company through Ohio National Variable Account A, Variable Account B, Variable Account C and Variable Account D and for variable life and annuity contracts issued by National Security Life and Annuity Company through National Security Variable Account L and Variable Account N, respectively.

The officers and directors of ONEQ are:

Gary T. Huffman	Director, Chairman and President
Thomas A. Barefield	Senior Vice President
Michael F. Haverkamp	Director and Secretary
Barbara A. Turner	Director and Vice President of Operations & Comptroller and Treasurer
H. Douglas Cooke	Vice President, Institutional Sales
Richard J. Dowdle	Vice President, Institutional Sales
Martin T. Griffin	Vice President, Institutional Sales
Laurens N. Sullivan	Vice President, Institutional Sales
Kimberly A. Plante	Assistant Secretary
Jeffery A. Bley, Jr.	Chief Compliance Officer

ABOUT THIS REPORT

This report is a presentation of the Ohio National Variable Account R. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in Ohio National Variable Account R.

This Annual Report has four major sections:

Statements of Assets and Contract Owners’ Equity

These statements list all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value and contracts in accumulation period. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the underlying funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

Statements of Operations

The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. These statements also show reinvested capital gains, the realized gain (loss) resulting from units being sold, and the change in unrealized gain (loss).

Statements of Changes in Contract Owners’ Equity

The Statements of Changes in Contract Owners’ Equity include the increase or decrease in Contract Owners’ Equity from Operations for income and expenses shown on the Statements of Operations. In addition, the Equity Transactions section of this statement illustrates contract purchase payments, transfers to and from fixed dollar contract and other subaccounts, withdrawals, surrenders and death benefit payments, surrender charges, lapse charges, and cost of insurance and other administrative fees. The sum of these two sections represents the Net Change in Contract Owners’ Equity which, when added to the beginning Contracts Owners’ Equity, equals Contract Owners’ Equity at the end of the reporting period. The Change in units section illustrates the number of units purchased and redeemed for each subaccount during the period reported.

Notes to Financial Statements

The Notes to Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

Ohio National Variable Account R

Statements of Assets and Contract Owners’ Equity	December 31, 2011

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)
Ohio National Fund, Inc.:
Equity Subaccount
796,017 Shares (Cost $17,383,559)	$15,028,808	$15,028,808

Money Market Subaccount
712,239 Shares (Cost $7,122,392)	7,122,392	7,122,392

Bond Subaccount
275,278 Shares (Cost $3,175,752)	3,867,651	3,867,651

Omni Subaccount
360,880 Shares (Cost $5,486,486)	5,488,983	5,488,983

International Subaccount
702,511 Shares (Cost $7,969,993)	7,249,914	7,249,914

Capital Appreciation Subaccount
455,858 Shares (Cost $7,014,906)	9,094,366	9,094,366

Millennium Subaccount
397,378 Shares (Cost $8,042,261)	8,543,630	8,543,630

International Small-Mid Company Subaccount
237,190 Shares (Cost $4,335,356)	4,546,932	4,546,932

Aggressive Growth Subaccount
381,705 Shares (Cost $2,915,851)	2,954,393	2,954,393

Small Cap Growth Subaccount
197,809 Shares (Cost $2,031,379)	2,613,058	2,613,058

Mid Cap Opportunity Subaccount
442,132 Shares (Cost $6,729,094)	7,874,372	7,874,372

S&P 500 Index Subaccount
1,367,143 Shares (Cost $16,971,943)	18,114,650	18,114,650

Strategic Value Subaccount
155,305 Shares (Cost $1,485,963)	1,630,704	1,630,704

High Income Bond Subaccount
258,845 Shares (Cost $2,510,469)	3,357,217	3,357,217

Capital Growth Subaccount
79,031 Shares (Cost $1,650,478)	2,133,833	2,133,833

Nasdaq-100 Index Subaccount
194,605 Shares (Cost $885,643)	1,138,440	1,138,440

Bristol Subaccount
52,150 Shares (Cost $598,254)	602,853	602,853

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	December 31, 2011

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)
Ohio National Fund, Inc.: (continued)
Bryton Growth Subaccount
68,815 Shares (Cost $756,443)	$847,111	$847,111

U.S. Equity Subaccount
3,797 Shares (Cost $38,003)	38,082	38,082

Balanced Subaccount
17,578 Shares (Cost $227,856)	244,508	244,508

Income Opportunity Subaccount
2,259 Shares (Cost $25,729)	26,796	26,796

Target VIP Subaccount
17,495 Shares (Cost $158,529)	155,528	155,528

Target Equity/Income Subaccount
25,535 Shares (Cost $219,105)	192,020	192,020

Bristol Growth Subaccount
4,852 Shares (Cost $41,518)	46,726	46,726

Janus Aspen Series - Institutional Shares:
Janus Subaccount
224,617 Shares (Cost $5,177,568)	5,130,249	5,130,249

Worldwide Subaccount
81,296 Shares (Cost $2,516,819)	2,099,888	2,099,888

Balanced Subaccount
159,163 Shares (Cost $4,036,028)	4,238,516	4,238,516

Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount
13,590 Shares (Cost $257,139)	236,187	236,187

Small Cap Value Subaccount
7,569 Shares (Cost $76,832)	62,974	62,974

Discovery Subaccount
20,813 Shares (Cost $269,399)	444,783	444,783

Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount
270,758 Shares (Cost $2,808,981)	2,542,422	2,542,422

Structured U.S. Equity Subaccount
39,307 Shares (Cost $416,385)	424,515	424,515

Strategic Growth Subaccount
48,003 Shares (Cost $499,539)	558,755	558,755

The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF):
U.S. Real Estate Subaccount
108,809 Shares (Cost $1,570,676)	1,476,532	1,476,532

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	December 31, 2011

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount
367,296 Shares (Cost $6,889,136)	$6,872,115	$6,872,115

U.S. Small-Mid Cap Equity Subaccount
288,392 Shares (Cost $3,120,897)	2,670,514	2,670,514

U.S. Strategic Equity Subaccount
2,248 Shares (Cost $19,363)	20,818	20,818

International Equity Subaccount
22,905 Shares (Cost $268,201)	213,705	213,705

Fidelity Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount
371,770 Shares (Cost $10,110,471)	10,625,180	10,625,180

VIP Contrafund Subaccount
523,775 Shares (Cost $12,386,198)	11,858,274	11,858,274

VIP Growth Subaccount
67,963 Shares (Cost $2,196,068)	2,482,687	2,482,687

VIP Equity-Income Subaccount
128,503 Shares (Cost $2,390,564)	2,365,744	2,365,744

VIP Real Estate Subaccount
51,813 Shares (Cost $680,691)	769,946	769,946

Janus Aspen Series - Service Shares:
Janus Subaccount
74,440 Shares (Cost $1,508,378)	1,682,335	1,682,335

Worldwide Subaccount
65,652 Shares (Cost $1,735,020)	1,674,119	1,674,119

Balanced Subaccount
135,429 Shares (Cost $3,555,108)	3,756,804	3,756,804

Overseas Subaccount
161,982 Shares (Cost $7,373,116)	6,061,348	6,061,348

J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount
39,327 Shares (Cost $426,105)	559,236	559,236

Mid Cap Value Subaccount
537,402 Shares (Cost $2,618,508)	3,686,575	3,686,575

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	December 31, 2011

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)

MFS Variable Insurance Trust - Service Class:
New Discovery Subaccount
34,076 Shares (Cost $493,373)	$468,207	$468,207

Investors Growth Stock Subaccount
19,601 Shares (Cost $180,521)	211,104	211,104

Mid Cap Growth Subaccount
55,267 Shares (Cost $296,595)	302,861	302,861

Total Return Subaccount
145,544 Shares (Cost $2,695,081)	2,664,912	2,664,912

The Prudential Series Fund, Inc. - Class II:
Jennison Subaccount
11,086 Shares (Cost $215,043)	253,763	253,763

Jennison 20/20 Focus Subaccount
272,028 Shares (Cost $3,731,031)	3,977,055	3,977,055

PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount
299,824 Shares (Cost $3,862,992)	4,182,551	4,182,551

Total Return Subaccount
672,902 Shares (Cost $7,270,953)	7,415,381	7,415,381

Global Bond Subaccount
262,436 Shares (Cost $3,501,485)	3,629,492	3,629,492

CommodityRealReturn Strategy Subaccount
65,853 Shares (Cost $563,574)	474,144	474,144

Calvert Variable Series, Inc.:
VP SRI Equity Subaccount
15,260 Shares (Cost $247,922)	291,307	291,307

Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount
15,072 Shares (Cost $513,651)	568,812	568,812

Royce Capital Fund - Investment Class:
Small-Cap Subaccount
587,484 Shares (Cost $5,207,523)	5,915,966	5,915,966

Micro-Cap Subaccount
346,587 Shares (Cost $3,629,746)	3,607,976	3,607,976

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Assets and Contract Owners’ Equity	December 31, 2011

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)
The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount
19,053 Shares (Cost $191,954)	193,765	193,765

U.S. Real Estate Subaccount
132,655 Shares (Cost $1,811,979)	1,790,841	1,790,841

Growth Subaccount (a)
9,506 Shares (Cost $162,475)	187,939	187,939

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (note 4):
Invesco V.I. International Growth Series II Subaccount
4,103 Shares (Cost $123,275)	107,008	107,008

Legg Mason Partners Variable Equity Trust - Class I:
Legg Mason ClearBridge Variable Fundamental All Cap Value Subaccount
7,512 Shares (Cost $140,701)	136,652	136,652

Legg Mason ClearBridge Variable Equity Income Builder Subaccount
8,305 Shares (Cost $84,232)	86,782	86,782

Legg Mason ClearBridge Variable Large Cap Value Subaccount
8,295 Shares (Cost $103,972)	112,317	112,317

Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Income Securities Subaccount
271,843 Shares (Cost $3,944,716)	3,892,792	3,892,792

Franklin Flex Cap Growth Securities Subaccount
26,034 Shares (Cost $266,581)	314,746	314,746

Templeton Foreign Securities Subaccount
98,509 Shares (Cost $1,336,341)	1,237,276	1,237,276

Neuberger Berman Advisers Management Trust - S Class:
AMT Regency Subaccount
6,543 Shares (Cost $96,350)	100,832	100,832

Financial Investors Variable Insurance Trust - Class II:
Ibbotson Conservative ETF Asset Allocation Subaccount
9,948 Shares (Cost $109,274)	109,426	109,426

Ibbotson Income & Growth ETF Asset Allocation Subaccount
12,946 Shares (Cost $132,403)	135,805	135,805

Ibbotson Balanced ETF Asset Allocation Subaccount
57,822 Shares (Cost $546,151)	567,232	567,232

Ibbotson Growth ETF Asset Allocation Subaccount
196,021 Shares (Cost $1,738,007)	1,777,914	1,777,914

Ibbotson Aggressive Growth ETF Asset Allocation Subaccount
63,573 Shares (Cost $536,649)	553,081	553,081

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Assets and Contract Owners’ Equity	December 31, 2011

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)
Federated Insurance Series - Service Shares:
Kaufmann Fund II Subaccount
746 Shares (Cost $10,505)	9,432	9,432

Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount
2,192 Shares (Cost $20,168)	20,561	20,561

Structured U.S. Equity Subaccount
263 Shares (Cost $2,945)	2,842	2,842

Strategic Growth Subaccount
269 Shares (Cost $3,242)	3,129	3,129

Franklin Templeton Variable Insurance Products Trust - Class 4:
Franklin Income Securities Subaccount
14,700 Shares (Cost $202,292)	213,734	213,734

Franklin Flex Cap Growth Securities Subaccount
1,392 Shares (Cost $15,025)	16,720	16,720

Templeton Foreign Securities Subaccount
3,310 Shares (Cost $40,362)	41,911	41,911

Franklin Templeton VIP Founding Funds Allocation Subaccount
5,343 Shares (Cost $37,564)	40,501	40,501

Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount
192,574 Shares (Cost $1,798,725)	1,753,902	1,753,902

VIP Global Natural Resources Subaccount
130,647 Shares (Cost $760,288)	690,561	690,561

VIP Science and Technology Subaccount
17,936 Shares (Cost $287,844)	273,472	273,472

Totals	$223,761,892	$223,761,892

(a)	Name change was effective April 29, 2011:

Growth Subaccount formerly known as Capital Growth Subaccount

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2011

	Ohio National Fund, Inc.
	Equity Subaccount	Money Market Subaccount	Bond Subaccount	Omni Subaccount	International Subaccount	Capital Appreciation Subaccount	Millennium Subaccount	International Small-Mid Company Subaccount
	2011	2011	2011	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$136,511	$0	$0	$74,688	$0	$37,171	$0	$0
Risk and administrative expense (note 2)	(106,955)	(38,715)	(24,784)	(44,106)	(60,415)	(64,435)	(65,946)	(37,271)

Net investment activity	29,556	(38,715)	(24,784)	30,582	(60,415)	(27,264)	(65,946)	(37,271)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:	0	0	0	0	0	0	0	0
Realized gain (loss)	(508,511)	370	115,460	50,312	40,656	449,544	153,120	174,097
Unrealized gain (loss)	(175,071)	0	119,821	(370,814)	(1,397,298)	(622,555)	(204,847)	(1,164,076)

Net gain (loss) on investments	(683,582)	370	235,281	(320,502)	(1,356,642)	(173,011)	(51,727)	(989,979)

Net increase (decrease) in contract owners’ from operations	$(654,026)	$(38,345)	$210,497	$(289,920)	$(1,417,057)	$(200,275)	$(117,673)	$(1,027,250)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2011

	Ohio National Fund, Inc.
	Aggressive Growth Subaccount	Small Cap Growth Subaccount	Mid Cap Opportunity Subaccount	S&P 500 Index Subaccount	Strategic Value Subaccount	High Income Bond Subaccount	Capital Growth Subaccount	Nasdaq-100 Index Subaccount
	2011	2011	2011	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$0	$0	$0	$256,586	$24,117	$0	$0	$4,213
Risk and administrative expense (note 2)	(21,582)	(18,851)	(57,896)	(124,826)	(8,640)	(21,208)	(15,745)	(7,368)

Net investment activity	(21,582)	(18,851)	(57,896)	131,760	15,477	(21,208)	(15,745)	(3,155)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:	0	0	0	0	0	0	0	0
Realized gain (loss)	28,733	77,410	227,807	241,288	8,451	205,766	129,040	39,354
Unrealized gain (loss)	(193,415)	(6,201)	(510,883)	(161,291)	162,470	(22,524)	(189,431)	(7,303)

Net gain (loss) on investments	(164,682)	71,209	(283,076)	79,997	170,921	183,242	(60,391)	32,051

Net increase (decrease) in contract owners’ from operations	$(186,264)	$52,358	$(340,972)	$211,757	$186,398	$162,034	$(76,136)	$28,896

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2011

	Ohio National Fund, Inc.
	Bristol Subaccount	Bryton Growth Subaccount	U.S. Equity Subaccount	Balanced Subaccount	Income Opportunity Subaccount	Target VIP Subaccount	Target Equity/Income Subaccount	Bristol Growth Subaccount
	2011	2011	2011	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$2,902	$0	$0	$4,645	$0	$1,577	$3,293	$173
Risk and administrative expense (note 2)	(4,084)	(5,805)	(252)	(1,412)	(171)	(1,111)	(1,498)	(342)

Net investment activity	(1,182)	(5,805)	(252)	3,233	(171)	466	1,795	(169)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:	0	0	0	0	0	0	0	0
Realized gain (loss)	9,635	40,457	229	3,195	1,226	1,314	(1,665)	276
Unrealized gain (loss)	(58,490)	(131,510)	(998)	(1,856)	(1,530)	(4,298)	(23,989)	(1,124)

Net gain (loss) on investments	(48,855)	(91,053)	(769)	1,339	(304)	(2,984)	(25,654)	(848)

Net increase (decrease) in contract owners’ from operations	$(50,037)	$(96,858)	$(1,021)	$4,572	$(475)	$(2,518)	$(23,859)	$(1,017)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Periods Ended December 31, 2011

	Janus Aspen Series - Institutional Shares			Wells Fargo Advantage Variable Trust Funds
	Janus Subaccount	Worldwide Subaccount	Balanced Subaccount	Opportunity Subaccount	Small Cap Value Subaccount	Discovery Subaccount
	2011	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$32,967	$14,178	$106,789	$435	$447	$0
Risk and administrative expense (note 2)	(41,855)	(18,224)	(32,465)	(2,163)	(502)	(3,683)

Net investment activity	(8,888)	(4,046)	74,324	(1,728)	(55)	(3,683)

Reinvested capital gains	0	0	226,383	0	0	0

Realized and unrealized gain (loss) on investments:	0	0	0	0	0	0
Realized gain (loss)	32,235	(32,225)	63,879	679	(595)	34,079
Unrealized gain (loss)	(356,715)	(325,204)	(322,335)	(11,881)	(4,871)	(29,528)

Net gain (loss) on investments	(324,480)	(357,429)	(258,456)	(11,202)	(5,466)	4,551

Net increase (decrease) in contract owners’ from operations	$(333,368)	$(361,475)	$42,251	$(12,930)	$(5,521)	$868

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Periods Ended December 31, 2011

	Goldman Sachs Variable Insurance Trust - Institutional Shares			The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF)	Lazard Retirement Series, Inc. - Service Shares
	Large Cap Value Subaccount	Structured U.S. Equity Subaccount	Strategic Growth Subaccount	U.S. Real Estate Subaccount	Emerging Markets Equity Subaccount	U.S. Small-Mid Cap Equity Subaccount	U.S. Strategic Equity Subaccount	International Equity Subaccount
	2011	2011	2011	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$33,762	$7,557	$2,707	$12,536	$150,554	$0	$218	$4,585
Risk and administrative expense (note 2)	(17,137)	(2,557)	(3,945)	(11,236)	(53,794)	(17,852)	(146)	(1,598)

Net investment activity	16,625	5,000	(1,238)	1,300	96,760	(17,852)	72	2,987

Reinvested capital gains	0	0	0	0	0	208,126	0	0

Realized and unrealized gain (loss) on investments:	0	0	0	0	0	0	0	0
Realized gain (loss)	(27,310)	2,334	21,016	(32,189)	251,157	(7,267)	466	(9,310)
Unrealized gain (loss)	(208,662)	6,653	(39,602)	106,755	(1,977,415)	(463,738)	(628)	(12,347)

Net gain (loss) on investments	(235,972)	8,987	(18,586)	74,566	(1,726,258)	(471,005)	(162)	(21,657)

Net increase (decrease) in contract owners’ from operations	$(219,347)	$13,987	$(19,824)	$75,866	$(1,629,498)	$(280,731)	$(90)	$(18,670)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Periods Ended December 31, 2011

	Fidelity Variable Insurance Products Fund - Service Class 2					Janus Aspen Series - Service Shares
	VIP Mid Cap Subaccount	VIP Contrafund Subaccount	VIP Growth Subaccount	VIP Equity- Income Subaccount	VIP Real Estate Subaccount	Janus Subaccount	Worldwide Subaccount
	2011	2011	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$2,595	$98,628	$3,304	$56,014	$7,207	$8,312	$9,312
Risk and administrative expense (note 2)	(73,889)	(75,441)	(15,165)	(14,778)	(4,544)	(9,874)	(10,283)

Net investment activity	(71,294)	23,187	(11,861)	41,236	2,663	(1,562)	(971)

Reinvested capital gains	20,394	0	8,987	0	0	0	0

Realized and unrealized gain (loss) on investments:	0	0	0	0	0	0	0
Realized gain (loss)	269,960	(23,283)	63,988	8,215	48,625	61,852	18,730
Unrealized gain (loss)	(1,620,798)	(430,409)	(74,094)	(48,661)	(2,994)	(170,814)	(301,841)

Net gain (loss) on investments	(1,350,838)	(453,692)	(10,106)	(40,446)	45,631	(108,962)	(283,111)

Net increase (decrease) in contract owners’ from operations	$(1,401,738)	$(430,505)	$(12,980)	$790	$48,294	$(110,524)	$(284,082)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Periods Ended December 31, 2011

	Janus Aspen Series - Service Shares		J.P. Morgan Insurance Trust - Class I		MFS Variable Insurance Trust - Service Class
	Balanced Subaccount	Overseas Subaccount	Small Cap Core Subaccount	Mid Cap Value Subaccount	New Discovery Subaccount	Investors Growth Stock Subaccount	Mid Cap Growth Subaccount	Total Return Subaccount
	2011	2011	2011	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$87,316	$31,140	$737	$49,458	$0	$580	$0	$64,601
Risk and administrative expense (note 2)	(21,939)	(48,041)	(3,452)	(22,691)	(3,181)	(1,268)	(2,075)	(16,568)

Net investment activity	65,377	(16,901)	(2,715)	26,767	(3,181)	(688)	(2,075)	48,033

Reinvested capital gains	206,366	81,908	0	0	68,014	0	0	0

Realized and unrealized gain (loss) on investments:	0	0	0	0	0	0	0	0
Realized gain (loss)	74,785	87,390	18,195	175,024	18,589	8,799	6,450	2,379
Unrealized gain (loss)	(313,891)	(3,229,213)	(48,068)	(145,574)	(148,798)	(8,208)	(25,935)	(22,091)

Net gain (loss) on investments	(239,106)	(3,141,823)	(29,873)	29,450	(130,209)	591	(19,485)	(19,712)

Net increase (decrease) in contract owners’ from operations	$32,637	$(3,076,816)	$(32,588)	$56,217	$(65,376)	$(97)	$(21,560)	$28,321

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Periods Ended December 31, 2011

	The Prudential Series Fund, Inc. - Class II		PIMCO Variable Insurance Trust - Administrative Shares				Calvert Variable Series, Inc.	Dreyfus Variable Investment Fund- Service Shares
	Jennison Subaccount	Jennison 20/20 Focus Subaccount	Real Return Subaccount	Total Return Subaccount	Global Bond Subaccount	Commodity RealReturn Strategy Subaccount	VP SRI Equity Subaccount	Appreciation Subaccount
	2011	2011	2011	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$0	$0	$76,896	$191,371	$91,356	$84,372	$0	$8,032
Risk and administrative expense (note 2)	(1,230)	(24,269)	(23,178)	(46,380)	(22,051)	(4,303)	(2,180)	(3,391)

Net investment activity	(1,230)	(24,269)	53,718	144,991	69,305	80,069	(2,180)	4,641

Reinvested capital gains	0	0	120,161	107,039	80,278	0	0	0

Realized and unrealized gain (loss) on investments:	0	0	0	0	0	0	0	0
Realized gain (loss)	2,962	99,817	76,947	56,286	83,707	6,269	8,030	7,419
Unrealized gain (loss)	(3,168)	(297,862)	133,168	(97,647)	2,270	(131,773)	(11,038)	30,503

Net gain (loss) on investments	(206)	(198,045)	210,115	(41,361)	85,977	(125,504)	(3,008)	37,922

Net increase (decrease) in contract owners’ from operations	$(1,436)	$(222,314)	$383,994	$210,669	$235,560	$(45,435)	$(5,188)	$42,563

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2011

	Royce Capital Fund - Investment Class		The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF)			AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Small-Cap Subaccount	Micro-Cap Subaccount	Core Plus Fixed Income Subaccount	U.S. Real Estate Subaccount	Growth Subaccount	Invesco Van Kampen V.I. Intl. Growth Equity Series II Subaccount (note 4)	Invesco V.I. International Growth Series II Subaccount (note 4)
	2011	2011	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$20,926	$96,642	$6,038	$9,651	$0	$4,253	$0
Risk and administrative expense (note 2)	(38,364)	(24,883)	(951)	(8,369)	(1,349)	(227)	(416)

Net investment activity	(17,438)	71,759	5,087	1,282	(1,349)	4,026	(416)

Reinvested capital gains	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:	0	0	0	0	0	0	0
Realized gain (loss)	155,800	95,450	193	(9,425)	11,851	27,560	(2,405)
Unrealized gain (loss)	(380,975)	(706,909)	349	95,357	(19,544)	(20,466)	(16,267)

Net gain (loss) on investments	(225,175)	(611,459)	542	85,932	(7,693)	7,094	(18,672)

Net increase (decrease) in contract owners’ from operations	$(242,613)	$(539,700)	$5,629	$87,214	$(9,042)	$11,120	$(19,088)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2011

	Legg Mason Partners Variable Equity Trust - Class I			Franklin Templeton Variable Insurance Products Trust - Class 2			Neuberger Berman Advisers Management Trust - S Class
	Legg Mason ClearBridge Variable Fundamental All Cap Value Subaccount	Legg Mason ClearBridge Variable Equity Income Builder Subaccount	Legg Mason ClearBridge Variable Large Cap Value Subaccount	Franklin Income Securities Subaccount	Franklin Flex Cap Growth Securities Subaccount	Templeton Foreign Securities Subaccount	AMT Regency Subaccount
	2011	2011	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$1,972	$2,511	$2,527	$226,547	$0	$24,221	$404
Risk and administrative expense (note 2)	(1,030)	(222)	(705)	(23,197)	(2,265)	(8,667)	(736)

Net investment activity	942	2,289	1,822	203,350	(2,265)	15,554	(332)

Reinvested capital gains	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:	0	0	0	0	0	0	0
Realized gain (loss)	(410)	1,424	799	7,963	13,308	(59)	3,278
Unrealized gain (loss)	(12,149)	(66)	338	(139,330)	(27,873)	(175,011)	(10,053)

Net gain (loss) on investments	(12,559)	1,358	1,137	(131,367)	(14,565)	(175,070)	(6,775)

Net increase (decrease) in contract owners’ from operations	$(11,617)	$3,647	$2,959	$71,983	$(16,830)	$(159,516)	$(7,107)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2011

	Financial Investors Variable Insurance Trust - Class II					ALPS Variable Insurance Trust - Class II	Federated Insurance Series - Service Shares
	Ibbotson Conservative ETF Asset Allocation Subaccount	Ibbotson Income & Growth ETF Asset Allocation Subaccount	Ibbotson Balanced ETF Asset Allocation Subaccount	Ibbotson Growth ETF Asset Allocation Subaccount	Ibbotson Aggressive Growth ETF Asset Allocation Subaccount	AVS Listed Private Equity Subaccount	Kaufmann Fund II Subaccount
	2011	2011	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$1,349	$1,150	$5,727	$20,602	$5,809	$0	$433
Risk and administrative expense (note 2)	(502)	(713)	(4,160)	(10,530)	(3,921)	(3)	(249)

Net investment activity	847	437	1,567	10,072	1,888	(3)	184

Reinvested capital gains	2,627	2,156	9,010	20,653	0	0	0

Realized and unrealized gain (loss) on investments:	0	0	0	0	0	0	0
Realized gain (loss)	117	5,278	9,839	10,901	11,137	(3,804)	(5,609)
Unrealized gain (loss)	(1,328)	(7,040)	(30,589)	(115,550)	(52,499)	3,733	(3,199)

Net gain (loss) on investments	(1,211)	(1,762)	(20,750)	(104,649)	(41,362)	(71)	(8,808)

Net increase (decrease) in contract owners’ from operations	$2,263	$831	$(10,173)	$(73,924)	$(39,474)	$(74)	$(8,624)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2011

	Goldman Sachs Variable Insurance Trust - Service Shares			Franklin Templeton Variable Insurance Products Trust - Class 4
	Large Cap Value Subaccount	Structured U.S. Equity Subaccount	Strategic Growth Subaccount	Franklin Income Securities Subaccount	Franklin Flex Cap Growth Securities Subaccount	Templeton Foreign Securities Subaccount	Franklin Templeton VIP Founding Funds Allocation Subaccount
	2011	2011	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$226	$44	$7	$11,615	$0	$745	$3
Risk and administrative expense (note 2)	(112)	(19)	(20)	(658)	(66)	(209)	(184)

Net investment activity	114	25	(13)	10,957	(66)	536	(181)

Reinvested capital gains	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:	0	0	0	0	0	0	0
Realized gain (loss)	490	(5)	(4)	486	857	404	91
Unrealized gain (loss)	(1,801)	(102)	(156)	(7,236)	(1,524)	(6,131)	1,591

Net gain (loss) on investments	(1,311)	(107)	(160)	(6,750)	(667)	(5,727)	1,682

Net increase (decrease) in contract owners’ from operations	$(1,197)	$(82)	$(173)	$4,207	$(733)	$(5,191)	$1,501

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2011

	Ivy Funds Variable Insurance Portfolios, Inc.
	VIP Asset Strategy Subaccount	VIP Global Natural Resources Subaccount	VIP Science and Technology Subaccount	Total Subaccounts
	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$18,408	$0	$0	$2,245,652
Risk and administrative expense (note 2)	(11,814)	(6,013)	(1,907)	(1,543,207)

Net investment activity	6,594	(6,013)	(1,907)	702,445

Reinvested capital gains	0	0	12,770	1,174,872

Realized and unrealized gain (loss) on investments:	0	0	0	0
Realized gain (loss)	59,151	58,903	5,286	3,424,493
Unrealized gain (loss)	(220,327)	(275,618)	(43,812)	(17,747,854)

Net gain (loss) on investments	(161,176)	(216,715)	(38,526)	(14,323,361)

Net increase (decrease) in contract owners’ from operations	$(154,582)	$(222,728)	$(27,663)	$(12,446,044)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Ohio National Fund, Inc.
	Equity Subaccount		Money Market Subaccount		Bond Subaccount		Omni Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$29,556	$(78,348)	$(38,715)	$(53,532)	$(24,784)	$(27,421)	$30,582	$47,443
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(508,511)	(915,689)	370	1,127	115,460	126,759	50,312	(18,402)
Unrealized gain (loss)	(175,071)	2,162,939	0	0	119,821	180,559	(370,814)	666,345

Net increase (decrease) in contract owners’ equity from operations	(654,026)	1,168,902	(38,345)	(52,405)	210,497	279,897	(289,920)	695,386

Equity transactions:
Contract purchase payments	1,697,945	1,954,249	783,658	895,310	281,153	321,520	557,295	539,373
Transfers (to) and from other subaccounts	(375,774)	(767,233)	1,463,073	338,974	(126,037)	(129,567)	(184,446)	(61,970)
Transfers (to) and from fixed dollar contract	(242,572)	(218,486)	(727,257)	(1,269,335)	(24,919)	(131,367)	(35,149)	(130,185)
Withdrawals, surrenders and death benefit payments	(1,087,198)	(956,605)	(947,883)	(1,409,299)	(129,077)	(78,510)	(266,140)	(322,491)
Surrender charges (note 2)	(73,605)	(132,245)	(248,369)	(163,291)	(20,135)	(34,016)	(12,660)	(15,978)
Lapse charges (note 2)	(12,850)	(3,699)	(648)	(46,602)	(2,350)	(409)	(2,198)	(2,137)
Cost of insurance and other administrative fees
(note 2)	(1,308,264)	(1,404,017)	(425,732)	(510,968)	(220,105)	(233,916)	(481,440)	(508,179)

Net equity transactions	(1,402,318)	(1,528,036)	(103,158)	(2,165,211)	(241,470)	(286,265)	(424,738)	(501,567)

Net change in contract owners’ equity	(2,056,344)	(359,134)	(141,503)	(2,217,616)	(30,973)	(6,368)	(714,658)	193,819
Contract owners’ equity:
Beginning of period	17,085,152	17,444,286	7,263,895	9,481,511	3,898,624	3,904,992	6,203,641	6,009,822

End of period	$15,028,808	$17,085,152	$7,122,392	$7,263,895	$3,867,651	$3,898,624	$5,488,983	$6,203,641

Change in units:
Beginning units	624,818	683,306	332,089	430,247	110,965	118,965	204,988	223,111

Units purchased	79,926	93,061	225,405	372,685	11,928	16,140	22,306	28,766
Units redeemed	(131,654)	(151,549)	(229,439)	(470,843)	(18,617)	(24,140)	(36,717)	(46,889)

Ending units	573,090	624,818	328,055	332,089	104,276	110,965	190,577	204,988

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Ohio National Fund, Inc.
	International Subaccount		Capital Appreciation Subaccount		Millennium Subaccount		International Small-Mid Company Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(60,415)	$(60,092)	$(27,264)	$(41,487)	$(65,946)	$(59,418)	$(37,271)	$(35,130)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	40,656	(146,806)	449,544	339,458	153,120	(169,904)	174,097	123,848
Unrealized gain (loss)	(1,397,298)	1,489,932	(622,555)	1,129,165	(204,847)	2,039,815	(1,164,076)	796,324

Net increase (decrease) in contract owners’ equity from operations	(1,417,057)	1,283,034	(200,275)	1,427,136	(117,673)	1,810,493	(1,027,250)	885,042

Equity transactions:
Contract purchase payments	731,880	813,620	616,273	680,586	675,051	728,934	393,571	446,152
Transfers (to) and from other subaccounts	(167,989)	(217,078)	(71,652)	(262,503)	(83,874)	(267,574)	(37,463)	(123,591)
Transfers (to) and from fixed dollar contract	(93,360)	(174,581)	(106,729)	(39,043)	(157,094)	(175,138)	(70,151)	(94,669)
Withdrawals, surrenders and death benefit payments	(458,250)	(401,272)	(560,920)	(456,201)	(478,597)	(449,315)	(253,153)	(191,880)
Surrender charges (note 2)	(32,654)	(37,714)	(59,562)	(53,500)	(41,302)	(43,850)	(30,891)	(27,682)
Lapse charges (note 2)	(7,707)	(939)	(5,339)	(11,808)	(2,605)	(2,804)	(10,490)	1,225
Cost of insurance and other administrative fees (note 2)	(628,314)	(671,035)	(545,152)	(576,638)	(589,548)	(579,929)	(303,759)	(298,776)

Net equity transactions	(656,394)	(688,999)	(733,081)	(719,107)	(677,969)	(789,676)	(312,336)	(289,221)

Net change in contract owners’ equity	(2,073,451)	594,035	(933,356)	708,029	(795,642)	1,020,817	(1,339,586)	595,821
Contract owners’ equity:
Beginning of period	9,323,365	8,729,330	10,027,722	9,319,693	9,339,272	8,318,455	5,886,518	5,290,697

End of period	$7,249,914	$9,323,365	$9,094,366	$10,027,722	$8,543,630	$9,339,272	$4,546,932	$5,886,518

Change in units:
Beginning units	427,261	463,558	278,877	300,968	303,399	333,402	177,019	189,080

Units purchased	44,612	56,322	23,746	29,987	26,833	32,551	19,325	31,023
Units redeemed	(76,164)	(92,619)	(43,529)	(52,078)	(48,132)	(62,554)	(29,336)	(43,084)

Ending units	395,709	427,261	259,094	278,877	282,100	303,399	167,008	177,019

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Ohio National Fund, Inc.
	Aggressive Growth Subaccount		Small Cap Growth Subaccount		Mid Cap Opportunity Subaccount		S&P 500 Index Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(21,582)	$(20,489)	$(18,851)	$(16,651)	$(57,896)	$(56,786)	$131,760	$109,983
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	28,733	(18,757)	77,410	48,189	227,807	149,695	241,288	(140,160)
Unrealized gain (loss)	(193,415)	285,676	(6,201)	592,934	(510,883)	1,316,723	(161,291)	2,227,517

Net increase (decrease) in contract owners’ equity from operations	(186,264)	246,430	52,358	624,472	(340,972)	1,409,632	211,757	2,197,340

Equity transactions:
Contract purchase payments	283,766	295,243	172,028	184,291	629,281	697,050	1,803,600	1,728,661
Transfers (to) and from other subaccounts	(58,430)	101,002	(2,206)	(124,660)	(103,782)	(299,360)	(41,153)	(622,364)
Transfers (to) and from fixed dollar contract	(28,731)	(83,556)	(25,626)	(55,209)	(91,220)	(172,966)	(153,431)	(638,954)
Withdrawals, surrenders and death benefit payments	(94,266)	(166,958)	(70,993)	(116,196)	(341,695)	(447,816)	(858,813)	(832,184)
Surrender charges (note 2)	(6,715)	(17,902)	(5,677)	(22,358)	(44,134)	(74,774)	(135,731)	(228,701)
Lapse charges (note 2)	(3,803)	(5,811)	(1,144)	(437)	(4,698)	(6,806)	(17,188)	(25,606)
Cost of insurance and other administrative fees (note 2)	(212,099)	(216,188)	(144,611)	(138,606)	(501,136)	(518,159)	(1,110,195)	(1,141,139)

Net equity transactions	(120,278)	(94,170)	(78,229)	(273,175)	(457,384)	(822,831)	(512,911)	(1,760,287)

Net change in contract owners’ equity	(306,542)	152,260	(25,871)	351,297	(798,356)	586,801	(301,154)	437,053
Contract owners’ equity:
Beginning of period	3,260,935	3,108,675	2,638,929	2,287,632	8,672,728	8,085,927	18,415,804	17,978,751

End of period	$2,954,393	$3,260,935	$2,613,058	$2,638,929	$7,874,372	$8,672,728	$18,114,650	$18,415,804

Change in units:
Beginning units	318,548	331,435	149,343	167,088	353,358	391,084	973,471	1,079,653

Units purchased	39,185	62,770	12,737	17,169	33,248	42,310	118,111	134,717
Units redeemed	(50,816)	(75,657)	(17,042)	(34,914)	(52,122)	(80,036)	(143,611)	(240,899)

Ending units	306,917	318,548	145,038	149,343	334,484	353,358	947,971	973,471

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Ohio National Fund, Inc.
	Strategic Value Subaccount		High Income Bond Subaccount		Capital Growth Subaccount		Nasdaq-100 Index Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$15,477	$37,056	$(21,208)	$(22,284)	$(15,745)	$(12,983)	$(3,155)	$(3,065)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	8,451	(18,977)	205,766	161,223	129,040	76,194	39,354	78,531
Unrealized gain (loss)	162,470	125,934	(22,524)	307,916	(189,431)	540,797	(7,303)	76,059

Net increase (decrease) in contract owners’ equity from operations	186,398	144,013	162,034	446,855	(76,136)	604,008	28,896	151,525

Equity transactions:
Contract purchase payments	134,899	143,899	226,942	257,055	141,472	160,580	80,601	98,983
Transfers (to) and from other subaccounts	86,432	8,846	(94,906)	(145,027)	109,171	17,143	(6,752)	(37,516)
Transfers (to) and from fixed dollar contract	(10,026)	(18,616)	(76,272)	(71,863)	(45,524)	(32,129)	(24,552)	(19,958)
Withdrawals, surrenders and death benefit payments	(57,007)	(75,443)	(271,749)	(102,852)	(149,576)	(88,711)	(12,471)	(78,190)
Surrender charges (note 2)	(27,409)	(9,117)	(59,016)	(27,202)	(20,406)	(44,119)	(2,159)	(15,443)
Lapse charges (note 2)	0	(7,916)	(2,535)	(15,953)	(3,926)	(14,055)	(6,784)	(1,076)
Cost of insurance and other administrative fees (note 2)	(69,192)	(70,219)	(149,764)	(158,157)	(114,277)	(108,792)	(61,150)	(53,212)

Net equity transactions	57,697	(28,566)	(427,300)	(263,999)	(83,066)	(110,083)	(33,267)	(106,412)

Net change in contract owners’ equity	244,095	115,447	(265,266)	182,856	(159,202)	493,925	(4,371)	45,113
Contract owners’ equity:
Beginning of period	1,386,609	1,271,162	3,622,483	3,439,627	2,293,035	1,799,110	1,142,811	1,097,698

End of period	$1,630,704	$1,386,609	$3,357,217	$3,622,483	$2,133,833	$2,293,035	$1,138,440	$1,142,811

Change in units:
Beginning units	134,728	137,284	187,031	201,101	177,295	188,360	181,098	206,123

Units purchased	22,049	20,294	17,827	28,425	28,975	27,597	19,055	55,783
Units redeemed	(16,784)	(22,850)	(39,113)	(42,495)	(35,863)	(38,662)	(24,021)	(80,808)

Ending units	139,993	134,728	165,745	187,031	170,407	177,295	176,132	181,098

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Ohio National Fund, Inc.
	Bristol Subaccount		Bryton Growth Subaccount		U.S. Equity Subaccount		Balanced Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,182)	$(444)	$(5,805)	$(4,629)	$(252)	$25	$3,233	$2,722
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	9,635	(865)	40,457	22,429	229	(1,179)	3,195	1,675
Unrealized gain (loss)	(58,490)	73,682	(131,510)	141,047	(998)	4,775	(1,856)	9,238

Net increase (decrease) in contract owners’ equity from operations	(50,037)	72,373	(96,858)	158,847	(1,021)	3,621	4,572	13,635

Equity transactions:
Contract purchase payments	65,121	73,489	68,258	62,074	8,183	8,986	28,129	20,330
Transfers (to) and from other subaccounts	(16,597)	1,245	10,911	145,146	0	4,839	28,595	4,444
Transfers (to) and from fixed dollar contract	(4,652)	(8,344)	(11,454)	(4,277)	1,203	512	643	(1,748)
Withdrawals, surrenders and death benefit payments	(32,158)	(14,132)	(29,632)	(10,080)	(999)	(2,448)	(4,181)	(7,957)
Surrender charges (note 2)	(5,481)	(1,521)	(7,196)	(2,759)	(997)	0	(6,179)	(906)
Lapse charges (note 2)	(504)	(717)	(6,081)	(2,136)	0	0	0	(27)
Cost of insurance and other administrative fees (note 2)	(30,502)	(30,361)	(43,784)	(34,899)	(2,416)	(6,843)	(12,394)	(11,852)

Net equity transactions	(24,773)	19,659	(18,978)	153,069	4,974	5,046	34,613	2,284

Net change in contract owners’ equity	(74,810)	92,032	(115,836)	311,916	3,953	8,667	39,185	15,919
Contract owners’ equity:
Beginning of period	677,663	585,631	962,947	651,031	34,129	25,462	205,323	189,404

End of period	$602,853	$677,663	$847,111	$962,947	$38,082	$34,129	$244,508	$205,323

Change in units:
Beginning units	49,556	48,077	75,200	62,595	4,736	3,944	18,846	18,599

Units purchased	5,659	7,614	13,369	25,543	1,338	2,377	5,504	2,633
Units redeemed	(7,375)	(6,135)	(15,098)	(12,938)	(644)	(1,585)	(2,246)	(2,386)

Ending units	47,840	49,556	73,471	75,200	5,430	4,736	22,104	18,846

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Ohio National Fund, Inc.
	Income Opportunity Subaccount		Target VIP Subaccount		Target Equity/Income Subaccount		Bristol Growth Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(171)	$(196)	$466	$978	$1,795	$1,143	$(169)	$(118)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	1,226	699	1,314	(2,103)	(1,665)	(18,889)	276	82
Unrealized gain (loss)	(1,530)	1,237	(4,298)	26,724	(23,989)	58,578	(1,124)	3,925

Net increase (decrease) in contract owners’ equity from operations	(475)	1,740	(2,518)	25,599	(23,859)	40,832	(1,017)	3,889

Equity transactions:
Contract purchase payments	7,142	3,815	21,481	19,591	26,040	30,153	4,069	568
Transfers (to) and from other subaccounts	(1,999)	(292)	(1,122)	6,832	(10,547)	(8,554)	2,284	27,570
Transfers (to) and from fixed dollar contract	(339)	1,287	(712)	(1,630)	4,722	(8,429)	0	0
Withdrawals, surrenders and death benefit payments	(2,216)	(1,665)	(12,575)	(5,040)	(15,584)	(2,888)	0	0
Surrender charges (note 2)	(584)	(725)	(2,677)	(789)	(1,536)	(3,149)	0	0
Lapse charges (note 2)	0	0	0	0	(872)	(5,532)	0	0
Cost of insurance and other administrative fees (note 2)	(2,676)	(2,820)	(9,144)	(9,406)	(16,204)	(17,153)	(1,441)	(983)

Net equity transactions	(672)	(400)	(4,749)	9,558	(13,981)	(15,552)	4,912	27,155

Net change in contract owners’ equity	(1,147)	1,340	(7,267)	35,157	(37,840)	25,280	3,895	31,044
Contract owners’ equity:
Beginning of period	27,943	26,603	162,795	127,638	229,860	204,580	42,831	11,787

End of period	$26,796	$27,943	$155,528	$162,795	$192,020	$229,860	$46,726	$42,831

Change in units:
Beginning units	2,749	2,783	18,768	17,449	27,000	29,392	2,907	896

Units purchased	1,922	1,528	2,618	3,688	5,472	10,877	443	2,085
Units redeemed	(1,986)	(1,562)	(3,063)	(2,369)	(6,912)	(13,269)	(97)	(74)

Ending units	2,685	2,749	18,323	18,768	25,560	27,000	3,253	2,907

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Janus Aspen Series - Institutional Shares
	Janus Subaccount		Worldwide Subaccount		Balanced Subaccount
	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(8,888)	$19,240	$(4,046)	$(3,491)	$74,324	$89,416
Reinvested capital gains	0	0	0	0	226,383	0
Realized gain (loss)	32,235	(55,180)	(32,225)	(98,308)	63,879	50,072
Unrealized gain (loss)	(356,715)	752,175	(325,204)	450,482	(322,335)	176,989

Net increase (decrease) in contract owners’ equity from operations	(333,368)	716,235	(361,475)	348,683	42,251	316,477

Equity transactions:
Contract purchase payments	273,970	494,179	198,911	232,473	168,327	206,818
Transfers (to) and from other subaccounts	(47,537)	(125,190)	(37,803)	(171,645)	11,421	(31,085)
Transfers (to) and from fixed dollar contract	(59,557)	(27,959)	(30,987)	(7,584)	(20,871)	(17,134)
Withdrawals, surrenders and death benefit payments	(260,659)	(342,006)	(116,189)	(179,181)	(162,846)	(82,842)
Surrender charges (note 2)	(21,206)	(79,258)	(13,167)	(19,943)	(56,380)	(12,399)
Lapse charges (note 2)	(774)	(3,901)	(747)	(2,270)	(696)	(3,682)

Cost of insurance and other administrative fees (note 2)	(297,497)	(310,692)	(139,954)	(150,326)	(186,737)	(216,101)

Net equity transactions	(413,260)	(394,827)	(139,936)	(298,476)	(247,782)	(156,425)

Net change in contract owners’ equity	(746,628)	321,408	(501,411)	50,207	(205,531)	160,052
Contract owners’ equity:
Beginning of period	5,876,877	5,555,469	2,601,299	2,551,092	4,444,047	4,283,995

End of period	$5,130,249	$5,876,877	$2,099,888	$2,601,299	$4,238,516	$4,444,047

Change in units:
Beginning units	606,521	651,702	244,738	275,952	267,223	277,124

Units purchased	35,756	75,591	22,467	31,526	18,764	21,852
Units redeemed	(78,987)	(120,772)	(36,453)	(62,740)	(33,355)	(31,753)

Ending units	563,290	606,521	230,752	244,738	252,632	267,223

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Wells Fargo Advantage Variable Trust Funds
	Opportunity Subaccount		Small Cap Value Subaccount		Discovery Subaccount
	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,728)	$108	$(55)	$491	$(3,683)	$(3,391)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	679	(21,984)	(595)	(813)	34,079	15,773
Unrealized gain (loss)	(11,881)	87,179	(4,871)	10,547	(29,528)	125,774

Net increase (decrease) in contract owners’ equity from operations	(12,930)	65,303	(5,521)	10,225	868	138,156

Equity transactions:
Contract purchase payments	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(686)	(24,523)	0	0	(5,520)	(6,390)
Transfers (to) and from fixed dollar contract	(6,029)	(8,384)	(272)	(598)	(6,721)	(2,678)
Withdrawals, surrenders and death benefit payments	(57,482)	(24,649)	(888)	0	(35,460)	(19,308)
Surrender charges (note 2)	(7,279)	(3,393)	(321)	0	(5,291)	(2,372)
Lapse charges (note 2)	(622)	(1,041)	0	0	0	3,253

Cost of insurance and other administrative fees (note 2)	(12,071)	(14,021)	(1,933)	(2,083)	(24,272)	(24,614)

Net equity transactions	(84,169)	(76,011)	(3,414)	(2,681)	(77,264)	(52,109)

Net change in contract owners’ equity	(97,099)	(10,708)	(8,935)	7,544	(76,396)	86,047
Contract owners’ equity:
Beginning of period	333,286	343,994	71,909	64,365	521,179	435,132

End of period	$236,187	$333,286	$62,974	$71,909	$444,783	$521,179

Change in units:
Beginning units	18,841	23,887	3,904	4,067	45,717	51,351

Units purchased	8	4	0	0	132	162
Units redeemed	(4,611)	(5,050)	(189)	(163)	(6,707)	(5,796)

Ending units	14,238	18,841	3,715	3,904	39,142	45,717

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Goldman Sachs Variable Insurance Trust - Institutional Shares						The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF)
	Large Cap Value Subaccount		Structured U.S. Equity Subaccount		Strategic Growth Subaccount		U.S. Real Estate Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$16,625	$4,220	$5,000	$3,416	$(1,238)	$(1,195)	$1,300	$18,901
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(27,310)	(66,402)	2,334	(9,065)	21,016	7,591	(32,189)	(129,700)
Unrealized gain (loss)	(208,662)	334,042	6,653	50,723	(39,602)	53,941	106,755	463,045

Net increase (decrease) in contract owners’ equity from operations	(219,347)	271,860	13,987	45,074	(19,824)	60,337	75,866	352,246

Equity transactions:
Contract purchase payments	245,922	259,121	36,639	38,926	67,715	77,513	90,743	105,925
Transfers (to) and from other subaccounts	(31,105)	(4,757)	(3,301)	(13,473)	(18,179)	36,588	(63,202)	33,535
Transfers (to) and from fixed dollar contract	(65,628)	(59,411)	(9,513)	(391)	(27,010)	(8,035)	(27,000)	(27,193)
Withdrawals, surrenders and death benefit payments	(96,267)	(129,659)	(3,688)	(20,277)	(50,993)	(12,260)	(76,523)	(85,148)
Surrender charges (note 2)	(12,625)	(25,677)	(675)	(6,272)	(9,954)	(3,680)	(4,815)	(8,515)
Lapse charges (note 2)	(2,949)	(1,747)	(6,567)	(117)	(487)	(1,031)	(1,109)	(1,229)
Cost of insurance and other administrative fees (note 2)	(120,012)	(123,549)	(20,810)	(21,154)	(29,593)	(30,427)	(84,204)	(90,844)

Net equity transactions	(82,664)	(85,679)	(7,915)	(22,758)	(68,501)	58,668	(166,110)	(73,469)

Net change in contract owners’ equity	(302,011)	186,181	6,072	22,316	(88,325)	119,005	(90,244)	278,777
Contract owners’ equity:
Beginning of period	2,844,433	2,658,252	418,443	396,127	647,080	528,075	1,566,776	1,287,999

End of period	$2,542,422	$2,844,433	$424,515	$418,443	$558,755	$647,080	$1,476,532	$1,566,776

Change in units:
Beginning units	255,547	263,585	44,101	46,760	66,614	59,752	45,681	48,441

Units purchased	35,295	44,222	5,985	7,353	8,426	16,023	4,872	10,199
Units redeemed	(43,261)	(52,260)	(6,762)	(10,012)	(15,531)	(9,161)	(9,605)	(12,959)

Ending units	247,581	255,547	43,324	44,101	59,509	66,614	40,948	45,681

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Lazard Retirement Series, Inc. - Service Shares
	Emerging Markets Equity Subaccount		U.S. Small-Mid Cap Equity Subaccount		U.S. Strategic Equity Subaccount		International Equity Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$96,760	$44,175	$(17,852)	$(9,089)	$72	$2	$2,987	$1,561
Reinvested capital gains	0	0	208,126	245,158	0	0	0	0
Realized gain (loss)	251,157	212,095	(7,267)	(48,067)	466	61	(9,310)	(30,392)
Unrealized gain (loss)	(1,977,415)	1,405,968	(463,738)	420,821	(628)	1,531	(12,347)	42,134

Net increase (decrease) in contract owners’ equity from operations	(1,629,498)	1,662,238	(280,731)	608,823	(90)	1,594	(18,670)	13,303

Equity transactions:
Contract purchase payments	514,175	607,343	208,958	238,406	4,758	4,328	22,638	26,721
Transfers (to) and from other subaccounts	(315,438)	(149,548)	(73,288)	(225)	2,760	0	3,790	(5,304)
Transfers (to) and from fixed dollar contract	(146,235)	(176,913)	(76,336)	(77,186)	(1,033)	0	(24,016)	(30,034)
Withdrawals, surrenders and death benefit payments	(463,004)	(375,893)	(124,801)	(172,994)	0	0	(2,739)	(15,422)
Surrender charges (note 2)	(57,643)	(73,822)	(24,285)	(25,296)	0	0	(388)	(6,290)
Lapse charges (note 2)	(9,969)	(24,257)	(4,693)	(2,393)	0	(159)	(258)	(9,382)
Cost of insurance and other administrative fees (note 2)	(362,986)	(394,332)	(143,726)	(150,019)	(1,217)	(1,051)	(10,795)	(11,284)

Net equity transactions	(841,100)	(587,422)	(238,171)	(189,707)	5,268	3,118	(11,768)	(50,995)

Net change in contract owners’ equity	(2,470,598)	1,074,816	(518,902)	419,116	5,178	4,712	(30,438)	(37,692)
Contract owners’ equity:
Beginning of period	9,342,713	8,267,897	3,189,416	2,770,300	15,640	10,928	244,143	281,835

End of period	$6,872,115	$9,342,713	$2,670,514	$3,189,416	$20,818	$15,640	$213,705	$244,143

Change in units:
Beginning units	231,491	249,483	131,095	139,831	1,569	1,228	26,049	31,853

Units purchased	25,047	39,433	13,147	20,252	972	476	3,603	6,209
Units redeemed	(47,332)	(57,425)	(22,616)	(28,988)	(477)	(135)	(4,879)	(12,013)

Ending units	209,206	231,491	121,626	131,095	2,064	1,569	24,773	26,049

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Fidelity Variable Insurance Products Fund - Service Class 2
	VIP Mid Cap Subaccount		VIP Contrafund Subaccount		VIP Growth Subaccount
	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(71,294)	$(55,915)	$23,187	$46,567	$(11,861)	$(12,571)
Reinvested capital gains	20,394	36,225	0	5,393	8,987	7,488
Realized gain (loss)	269,960	110,756	(23,283)	(342,625)	63,988	(1,006)
Unrealized gain (loss)	(1,620,798)	2,654,745	(430,409)	2,076,565	(74,094)	475,345

Net increase (decrease) in contract owners’ equity from operations	(1,401,738)	2,745,811	(430,505)	1,785,900	(12,980)	469,256

Equity transactions:
Contract purchase payments	853,861	923,251	1,044,275	1,176,940	296,808	324,234
Transfers (to) and from other subaccounts	(132,570)	162,253	(314,580)	(309,407)	(13,898)	6,938
Transfers (to) and from fixed dollar contract	(127,725)	(121,196)	(97,101)	(225,764)	(36,685)	(20,038)
Withdrawals, surrenders and death benefit payments	(599,012)	(523,153)	(520,263)	(515,720)	(125,569)	(81,492)
Surrender charges (note 2)	(127,157)	(163,899)	(120,434)	(155,753)	(41,806)	(30,247)
Lapse charges (note 2)	(10,247)	(23,265)	(17,807)	(13,550)	(6,985)	(6,640)
Cost of insurance and other administrative fees (note 2)	(504,288)	(508,526)	(500,398)	(506,831)	(123,561)	(116,134)

Net equity transactions	(647,138)	(254,535)	(526,308)	(550,085)	(51,696)	76,621

Net change in contract owners’ equity	(2,048,876)	2,491,276	(956,813)	1,235,815	(64,676)	545,877

Contract owners’ equity:
Beginning of period	12,674,056	10,182,780	12,815,087	11,579,272	2,547,363	2,001,486

End of period	$10,625,180	$12,674,056	$11,858,274	$12,815,087	$2,482,687	$2,547,363

Change in units:
Beginning units	522,422	535,640	875,035	917,603	322,627	311,642

Units purchased	56,274	86,416	96,798	132,438	41,526	65,587
Units redeemed	(83,735)	(99,634)	(132,710)	(175,006)	(47,260)	(54,602)

Ending units	494,961	522,422	839,123	875,035	316,893	322,627

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Fidelity Variable Insurance Products Fund - Service Class 2
	VIP Equity-Income Subaccount		VIP Real Estate Subaccount
	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$41,236	$21,930	$2,663	$4,559
Reinvested capital gains	0	0	0	0
Realized gain (loss)	8,215	(41,341)	48,625	53,469
Unrealized gain (loss)	(48,661)	308,720	(2,994)	29,555

Net increase (decrease) in contract owners’ equity from operations	790	289,309	48,294	87,583

Equity transactions:
Contract purchase payments	247,413	232,001	50,594	40,586
Transfers (to) and from other subaccounts	(2,044)	22,625	92,440	225,520
Transfers (to) and from fixed dollar contract	(91,454)	(41,326)	(34,318)	(20,581)
Withdrawals, surrenders and death benefit payments	(48,208)	(62,614)	(34,164)	(1,417)
Surrender charges (note 2)	(16,130)	(16,086)	(12)	(1,053)
Lapse charges (note 2)	(2,168)	(1,843)	(3,907)	(62)
Cost of insurance and other administrative fees (note 2)	(99,086)	(95,093)	(25,695)	(16,922)

Net equity transactions	(11,677)	37,664	44,938	226,071

Net change in contract owners’ equity	(10,887)	326,973	93,232	313,654

Contract owners’ equity:
Beginning of period	2,376,631	2,049,658	676,714	363,060

End of period	$2,365,744	$2,376,631	$769,946	$676,714

Change in units:
Beginning units	184,282	181,278	38,711	26,817

Units purchased	24,054	37,913	22,300	38,979
Units redeemed	(24,728)	(34,909)	(19,842)	(27,085)

Ending units	183,608	184,282	41,169	38,711

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Janus Aspen Series - Service Shares
	Janus Subaccount		Worldwide Subaccount		Balanced Subaccount		Overseas Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,562)	$(3,146)	$(971)	$(1,430)	$65,377	$79,158	$(16,901)	$(7,237)
Reinvested capital gains	0	0	0	0	206,366	0	81,908	0
Realized gain (loss)	61,852	22,309	18,730	7,111	74,785	67,469	87,390	160,962
Unrealized gain (loss)	(170,814)	221,897	(301,841)	254,803	(313,891)	148,967	(3,229,213)	1,711,869

Net increase (decrease) in contract owners’ equity from operations	(110,524)	241,060	(284,082)	260,484	32,637	295,594	(3,076,816)	1,865,594

Equity transactions:
Contract purchase payments	145,764	152,836	152,800	175,453	323,855	355,458	664,414	740,391
Transfers (to) and from other subaccounts	(90,513)	(17,570)	3,262	(16,896)	(101,070)	(53,145)	(485,849)	137,297
Transfers (to) and from fixed dollar contract	(71,406)	(36,636)	(17,697)	(38,537)	(93,699)	(44,767)	(115,425)	(186,313)
Withdrawals, surrenders and death benefit payments	(109,673)	(45,977)	(66,982)	(44,203)	(254,502)	(219,297)	(345,546)	(264,468)
Surrender charges (note 2)	(29,050)	(16,214)	(23,576)	(12,950)	(89,085)	(79,605)	(49,283)	(68,449)
Lapse charges (note 2)	(3,354)	(11,527)	(2,164)	(1,384)	(8,950)	(2,074)	(10,671)	(7,371)
Cost of insurance and other administrative fees (note 2)	(68,430)	(72,973)	(73,659)	(77,796)	(160,840)	(171,213)	(341,445)	(390,693)

Net equity transactions	(226,662)	(48,061)	(28,016)	(16,313)	(384,291)	(214,643)	(683,805)	(39,606)

Net change in contract owners’ equity	(337,186)	192,999	(312,098)	244,171	(351,654)	80,951	(3,760,621)	1,825,988

Contract owners’ equity:
Beginning of period	2,019,521	1,826,522	1,986,217	1,742,046	4,108,458	4,027,507	9,821,969	7,995,981

End of period	$1,682,335	$2,019,521	$1,674,119	$1,986,217	$3,756,804	$4,108,458	$6,061,348	$9,821,969

Change in units:
Beginning units	262,206	268,945	264,026	265,516	271,746	285,878	258,459	261,091

Units purchased	21,120	28,657	27,587	27,957	26,021	28,475	31,035	55,014
Units redeemed	(50,358)	(35,396)	(30,947)	(29,447)	(50,767)	(42,607)	(51,997)	(57,646)

Ending units	232,968	262,206	260,666	264,026	247,000	271,746	237,497	258,459

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	J.P. Morgan Insurance Trust - Class I
	Small Cap Core Subaccount		Mid Cap Value Subaccount
	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,715)	$(3,294)	$26,767	$22,171
Reinvested capital gains	0	0	0	0
Realized gain (loss)	18,195	29,970	175,024	246,183
Unrealized gain (loss)	(48,068)	86,918	(145,574)	465,272

Net increase (decrease) in contract owners’ equity from operations	(32,588)	113,594	56,217	733,626

Equity transactions:
Contract purchase payments	53,339	66,193	273,443	333,424
Transfers (to) and from other subaccounts	21,437	(27,273)	(128,024)	(415,127)
Transfers (to) and from fixed dollar contract	(8,361)	(3,604)	(48,884)	(48,798)
Withdrawals, surrenders and death benefit payments	(21,899)	(17,025)	(75,437)	(145,067)
Surrender charges (note 2)	(4,698)	(5,456)	(23,369)	(39,209)
Lapse charges (note 2)	(233)	(1)	(14,960)	(5,246)
Cost of insurance and other administrative fees (note 2)	(21,064)	(20,907)	(147,327)	(155,730)

Net equity transactions	18,521	(8,073)	(164,558)	(475,753)

Net change in contract owners’ equity	(14,067)	105,521	(108,341)	257,873

Contract owners’ equity:
Beginning of period	573,303	467,782	3,794,916	3,537,043

End of period	$559,236	$573,303	$3,686,575	$3,794,916

Change in units:
Beginning units	34,017	35,023	171,395	195,748

Units purchased	4,986	9,813	16,972	26,985
Units redeemed	(3,897)	(10,819)	(24,167)	(51,338)

Ending units	35,106	34,017	164,200	171,395

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	MFS Variable Insurance Trust - Service Class
	New Discovery Subaccount		Investors Growth Stock Subaccount		Mid Cap Growth Subaccount		Total Return Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(3,181)	$(2,554)	$(688)	$(643)	$(2,075)	$(1,800)	$48,033	$51,843
Reinvested capital gains	68,014	0	0	0	0	0	0	0
Realized gain (loss)	18,589	20,193	8,799	2,737	6,450	(13,984)	2,379	(35,230)
Unrealized gain (loss)	(148,798)	113,450	(8,208)	21,049	(25,935)	83,376	(22,091)	213,278

Net increase (decrease) in contract owners’ equity from operations	(65,376)	131,089	(97)	23,143	(21,560)	67,592	28,321	229,891

Equity transactions:
Contract purchase payments	40,215	38,578	21,039	22,273	36,782	41,586	210,708	221,722
Transfers (to) and from other subaccounts	69,115	(55,086)	(7,720)	5,152	(10,115)	24,776	(96,906)	(54,475)
Transfers (to) and from fixed dollar contract	(9,027)	6,051	(7,690)	(1,295)	(3,607)	(2,322)	(24,002)	(25,980)
Withdrawals, surrenders and death benefit payments	(26,098)	(13,042)	(12,591)	(9,945)	(17,714)	(8,429)	(88,897)	(96,313)
Surrender charges (note 2)	(3,786)	(5,508)	(1,805)	(4,734)	(7,160)	(2,861)	(24,819)	(27,507)
Lapse charges (note 2)	0	(83)	0	(4,014)	(689)	(9,155)	(3,712)	(5,056)
Cost of insurance and other administrative fees (note 2)	(23,836)	(22,436)	(11,275)	(11,459)	(15,707)	(15,867)	(120,760)	(126,889)

Net equity transactions	46,583	(51,526)	(20,042)	(4,022)	(18,210)	27,728	(148,388)	(114,498)

Net change in contract owners’ equity	(18,793)	79,563	(20,139)	19,121	(39,770)	95,320	(120,067)	115,393

Contract owners’ equity:
Beginning of period	487,000	407,437	231,243	212,122	342,631	247,311	2,784,979	2,669,586

End of period	$468,207	$487,000	$211,104	$231,243	$302,861	$342,631	$2,664,912	$2,784,979

Change in units:
Beginning units	28,699	32,397	19,570	19,983	36,665	33,939	199,486	208,080

Units purchased	8,730	8,681	2,531	3,110	5,928	16,861	20,599	28,256
Units redeemed	(6,372)	(12,379)	(4,168)	(3,523)	(7,796)	(14,135)	(30,771)	(36,850)

Ending units	31,057	28,699	17,933	19,570	34,797	36,665	189,314	199,486

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	The Prudential Series Fund, Inc. - Class II
	Jennison Subaccount		Jennison 20/20 Focus Subaccount
	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,230)	$(1,051)	$(24,269)	$(24,538)
Reinvested capital gains	0	0	0	0
Realized gain (loss)	2,962	872	99,817	18,657
Unrealized gain (loss)	(3,168)	24,153	(297,862)	288,449

Net increase (decrease) in contract owners’ equity from operations	(1,436)	23,974	(222,314)	282,568

Equity transactions:
Contract purchase payments	17,546	20,557	350,463	422,458
Transfers (to) and from other subaccounts	4,573	1,029	(207,367)	(65,388)
Transfers (to) and from fixed dollar contract	(217)	(927)	(53,930)	(60,387)
Withdrawals, surrenders and death benefit payments	(2,478)	(848)	(293,908)	(122,459)
Surrender charges (note 2)	(1,347)	(141)	(58,691)	(65,413)
Lapse charges (note 2)	(1,046)	0	(2,628)	(1,263)

Cost of insurance and other administrative fees (note 2)	(7,092)	(6,601)	(188,524)	(193,571)

Net equity transactions	9,939	13,069	(454,585)	(86,023)

Net change in contract owners’ equity	8,503	37,043	(676,899)	196,545
Contract owners’ equity:
Beginning of period	245,260	208,217	4,653,954	4,457,409

End of period	$253,763	$245,260	$3,977,055	$4,653,954

Change in units:
Beginning units	14,955	14,045	213,111	217,510

Units purchased	1,421	1,624	21,459	38,367
Units redeemed	(773)	(714)	(42,432)	(42,766)

Ending units	15,603	14,955	192,138	213,111

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	PIMCO Variable Insurance Trust - Administrative Shares
	Real Return Subaccount		Total Return Subaccount		Global Bond Subaccount		CommodityRealReturn Strategy Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$53,718	$29,191	$144,991	$127,578	$69,305	$66,918	$80,069	$78,409
Reinvested capital gains	120,161	32,114	107,039	220,240	80,278	80,230	0	10,970
Realized gain (loss)	76,947	54,716	56,286	112,915	83,707	20,295	6,269	(14,360)
Unrealized gain (loss)	133,168	148,140	(97,647)	52,942	2,270	156,819	(131,773)	42,302

Net increase (decrease) in contract owners’ equity from operations	383,994	264,161	210,669	513,675	235,560	324,262	(45,435)	117,321

Equity transactions:
Contract purchase payments	273,603	289,222	452,666	490,704	243,095	278,593	23,372	27,475
Transfers (to) and from other subaccounts	249,035	282,864	111,774	717,459	418,791	196,387	(53,359)	157,935
Transfers (to) and from fixed dollar contract	(69,083)	(16,756)	(85,763)	(209,111)	(99,202)	(67,215)	(82,755)	3,552
Withdrawals, surrenders and death benefit payments	(125,030)	(241,658)	(305,411)	(192,571)	(233,120)	(161,940)	(49,608)	(11,347)
Surrender charges (note 2)	(44,272)	(24,290)	(110,334)	(45,277)	(47,432)	(34,196)	(4,475)	0
Lapse charges (note 2)	(672)	(7,988)	(14,014)	(5,663)	(1,989)	(1,102)	0	0
Cost of insurance and other administrative fees (note 2)	(179,719)	(193,810)	(270,431)	(293,213)	(161,359)	(157,722)	(22,737)	(15,892)

Net equity transactions	103,862	87,584	(221,513)	462,328	118,784	52,805	(189,562)	161,723

Net change in contract owners’ equity	487,856	351,745	(10,844)	976,003	354,344	377,067	(234,997)	279,044
Contract owners’ equity:
Beginning of period	3,694,695	3,342,950	7,426,225	6,450,222	3,275,148	2,898,081	709,141	430,097

End of period	$4,182,551	$3,694,695	$7,415,381	$7,426,225	$3,629,492	$3,275,148	$474,144	$709,141

Change in units:
Beginning units	228,606	221,953	458,007	426,886	184,925	181,351	43,522	32,625

Units purchased	62,976	63,242	75,184	149,574	68,251	48,411	19,593	29,837
Units redeemed	(58,110)	(56,589)	(88,504)	(118,453)	(61,243)	(44,837)	(31,401)	(18,940)

Ending units	233,472	228,606	444,687	458,007	191,933	184,925	31,714	43,522

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Calvert Variable Series, Inc.		Dreyfus Variable Investment Fund - Service Shares		Royce Capital Fund - Investment Class
	VP SRI Equity Subaccount		Appreciation Subaccount		Small-Cap Subaccount		Micro-Cap Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,180)	$(1,775)	$4,641	$4,675	$(17,438)	$(29,016)	$71,759	$47,377
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	8,030	8,159	7,419	(4,126)	155,800	88,167	95,450	1,554
Unrealized gain (loss)	(11,038)	37,387	30,503	62,943	(380,975)	971,149	(706,909)	918,028

Net increase (decrease) in contract owners’ equity from operations	(5,188)	43,771	42,563	63,492	(242,613)	1,030,300	(539,700)	966,959

Equity transactions:
Contract purchase payments	23,467	25,685	63,491	64,743	517,138	542,672	344,567	386,902
Transfers (to) and from other subaccounts	5,980	(17,355)	12,037	39,400	(84,386)	111,137	(62,810)	15,289
Transfers (to) and from fixed dollar contract	(2,259)	(738)	886	(1,072)	(15,612)	(132,593)	(67,145)	(45,660)
Withdrawals, surrenders and death benefit payments	(10,394)	(10,943)	(35,087)	(20,375)	(258,777)	(257,910)	(210,314)	(97,560)
Surrender charges (note 2)	(2,814)	(3,693)	(13,991)	(1,343)	(42,464)	(61,106)	(28,759)	(37,887)
Lapse charges (note 2)	0	(136)	0	(365)	(5,793)	(8,446)	(10,740)	(604)
Cost of insurance and other administrative fees (note 2)	(19,770)	(18,410)	(22,739)	(21,692)	(258,890)	(261,778)	(175,585)	(172,540)

Net equity transactions	(5,790)	(25,590)	4,597	59,296	(148,784)	(68,024)	(210,786)	47,940

Net change in contract owners’ equity	(10,978)	18,181	47,160	122,788	(391,397)	962,276	(750,486)	1,014,899
Contract owners’ equity:
Beginning of period	302,285	284,104	521,652	398,864	6,307,363	5,345,087	4,358,462	3,343,563

End of period	$291,307	$302,285	$568,812	$521,652	$5,915,966	$6,307,363	$3,607,976	$4,358,462

Change in units:
Beginning units	33,888	37,071	34,965	30,528	260,500	264,081	167,115	165,372

Units purchased	3,391	5,321	6,588	8,640	32,792	49,984	23,909	29,798
Units redeemed	(3,929)	(8,504)	(6,229)	(4,203)	(38,772)	(53,565)	(32,461)	(28,055)

Ending units	33,350	33,888	35,324	34,965	254,520	260,500	158,563	167,115

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF)
	Core Plus Fixed Income Subaccount		U.S. Real Estate Subaccount		International Growth Equity Subaccount (note 4)	Growth Subaccount
	2011	2010	2011	2010	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$5,087	$10,741	$1,282	$20,224	$1,595	$(1,349)	$(1,154)
Reinvested capital gains	0	0	0	0	0	0	0
Realized gain (loss)	193	348	(9,425)	(64,172)	(40,230)	11,851	4,805
Unrealized gain (loss)	349	1,383	95,357	400,410	21,289	(19,544)	32,247

Net increase (decrease) in contract owners’ equity from operations	5,629	12,472	87,214	356,462	(17,346)	(9,042)	35,898

Equity transactions:
Contract purchase payments	10,732	11,215	189,300	209,292	8,511	36,298	35,405
Transfers (to) and from other subaccounts	81,613	(139,657)	2,300	1,885	(120,150)	174	(12,040)
Transfers (to) and from fixed dollar contract	1,072	(452)	(33,496)	(20,611)	(1,129)	(22,859)	(7,900)
Withdrawals, surrenders and death benefit payments	(660)	(3,151)	(50,414)	(19,662)	0	(6,150)	(3,082)
Surrender charges (note 2)	(49)	(1,080)	(23,496)	(11,644)	0	(2,601)	(426)
Lapse charges (note 2)	0	0	(3,612)	(3,606)	0	(626)	(1,348)
Cost of insurance and other administrative fees (note 2)	(5,908)	(11,773)	(66,473)	(59,163)	(3,076)	(9,018)	(8,765)

Net equity transactions	86,800	(144,898)	14,109	96,491	(115,844)	(4,782)	1,844

Net change in contract owners’ equity	92,429	(132,426)	101,323	452,953	(133,190)	(13,824)	37,742
Contract owners’ equity:
Beginning of period	101,336	233,762	1,689,518	1,236,565	133,190	201,763	164,021

End of period	$193,765	$101,336	$1,790,841	$1,689,518	$0	$187,939	$201,763

Change in units:
Beginning units	7,489	18,324	74,377	69,985	15,687	16,210	16,037

Units purchased	7,124	2,009	11,163	17,597	1,913	4,370	4,542
Units redeemed	(925)	(12,844)	(10,369)	(13,205)	(17,600)	(4,890)	(4,369)

Ending units	13,688	7,489	75,171	74,377	0	15,690	16,210

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Invesco Van Kampen V.I. Intl. Growth Equity Series II Subaccount (note 4)		Invesco V.I. International Growth Series II Subaccount (note 4)
	2011	2010	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$4,026	$(384)	$(416)
Reinvested capital gains	0	0	0
Realized gain (loss)	27,560	3,472	(2,405)
Unrealized gain (loss)	(20,466)	20,466	(16,267)

Net increase (decrease) in contract owners’ equity from operations	11,120	23,554	(19,088)

Equity transactions:
Contract purchase payments	6,492	14,269	16,208
Transfers (to) and from other subaccounts	(126,974)	125,565	133,253
Transfers (to) and from fixed dollar contract	62	(1,565)	(2,122)
Withdrawals, surrenders and death benefit payments	0	(31,120)	(13,886)
Surrender charges (note 2)	0	(14,878)	(3,413)
Lapse charges (note 2)	0	0	(153)

Cost of insurance and other administrative fees (note 2)	(2,508)	(4,017)	(3,791)

Net equity transactions	(122,928)	88,254	126,096

Net change in contract owners’ equity	(111,808)	111,808	107,008
Contract owners’ equity:
Beginning of period	111,808	0	0

End of period	$0	$111,808	$107,008

Change in units:
Beginning units	12,073	0	0

Units purchased	1,509	18,599	15,144
Units redeemed	(13,582)	(6,526)	(2,630)

Ending units	0	12,073	12,514

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Legg Mason Partners Variable Equity Trust - Class I
	Legg Mason ClearBridge Variable Fundamental All Cap Value Subaccount		Legg Mason ClearBridge Variable Equity Income Builder Subaccount		Legg Mason ClearBridge Variable Large Cap Value Subaccount
	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$942	$1,525	$2,289	$777	$1,822	$2,284
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	(410)	(2,039)	1,424	518	799	(228)
Unrealized gain (loss)	(12,149)	20,639	(66)	1,450	338	5,453

Net increase (decrease) in contract owners’ equity from operations	(11,617)	20,125	3,647	2,745	2,959	7,509

Equity transactions:
Contract purchase payments	15,377	13,441	3,300	2,975	11,001	10,841
Transfers (to) and from other subaccounts	(6,649)	2,416	56,945	(3,005)	4,117	(11,202)
Transfers (to) and from fixed dollar contract	1,126	181	(319)	1,280	(5,734)	(10,143)
Withdrawals, surrenders and death benefit payments	(8,813)	0	(86)	0	0	0
Surrender charges (note 2)	(3,185)	0	0	0	0	0
Lapse charges (note 2)	(74)	0	0	0	0	(61)

Cost of insurance and other administrative fees (note 2)	(6,911)	(6,380)	(2,797)	(3,142)	(3,351)	(3,154)

Net equity transactions	(9,129)	9,658	57,043	(1,892)	6,033	(13,719)

Net change in contract owners’ equity	(20,746)	29,783	60,690	853	8,992	(6,210)
Contract owners’ equity:
Beginning of period	157,398	127,615	26,092	25,239	103,325	109,535

End of period	$136,652	$157,398	$86,782	$26,092	$112,317	$103,325

Change in units:
Beginning units	15,460	14,507	2,661	2,868	10,608	12,218

Units purchased	1,971	3,871	7,818	648	3,440	1,347
Units redeemed	(3,016)	(2,918)	(2,215)	(855)	(2,979)	(2,957)

Ending units	14,415	15,460	8,264	2,661	11,069	10,608

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Franklin Templeton Variable Insurance Product Trust - Class 2						Neuberger Berman Advisers Management Trust - Class S
	Franklin Income Securities Subaccount		Franklin Flex Cap Growth Securities Subaccount		Templeton Foreign Securities Subaccount		AMT Regency Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$203,350	$226,837	$(2,265)	$(1,879)	$15,554	$14,729	$(332)	$(354)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	7,963	(24,997)	13,308	10,950	(59)	(11,479)	3,278	(2,586)
Unrealized gain (loss)	(139,330)	220,766	(27,873)	32,475	(175,011)	104,669	(10,053)	21,800

Net increase (decrease) in contract owners’ equity from operations	71,983	422,606	(16,830)	41,546	(159,516)	107,919	(7,107)	18,860

Equity transactions:
Contract purchase payments	299,012	333,056	33,219	35,364	123,347	109,569	8,749	10,221
Transfers (to) and from other subaccounts	(71,776)	120,089	4,487	11,989	(18,264)	157,699	(235)	15,934
Transfers (to) and from fixed dollar contract	(28,545)	(73,136)	(5,009)	(725)	(24,705)	(15,559)	(1,223)	(545)
Withdrawals, surrenders and death benefit payments	(173,102)	(89,416)	(25,777)	(17,597)	(51,482)	(30,827)	(8,503)	(2,457)
Surrender charges (note 2)	(28,349)	(54,903)	(3,844)	(11)	(4,226)	(13,724)	(2,084)	(502)
Lapse charges (note 2)	(781)	(14,822)	0	0	(707)	(598)	0	0
Cost of insurance and other administrative fees (note 2)	(168,226)	(172,531)	(16,860)	(13,939)	(52,282)	(49,748)	(4,435)	(4,897)

Net equity transactions	(171,767)	48,337	(13,784)	15,081	(28,319)	156,812	(7,731)	17,754

Net change in contract owners’ equity	(99,784)	470,943	(30,614)	56,627	(187,835)	264,731	(14,838)	36,614
Contract owners’ equity:
Beginning of period	3,992,576	3,521,633	345,360	288,733	1,425,111	1,160,380	115,670	79,056

End of period	$3,892,792	$3,992,576	$314,746	$345,360	$1,237,276	$1,425,111	$100,832	$115,670

Change in units:
Beginning units	330,563	326,077	30,904	29,797	131,753	115,431	11,372	9,719

Units purchased	39,701	66,413	4,040	8,396	18,629	34,841	1,687	8,078
Units redeemed	(53,112)	(61,927)	(5,137)	(7,289)	(21,425)	(18,519)	(2,354)	(6,425)

Ending units	317,152	330,563	29,807	30,904	128,957	131,753	10,705	11,372

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Financial Investors Variable Insurance Trust - Class II
	Ibbotson Conservative EFT Asset Allocation Subaccount		Ibbotson Income & Growth EFT Asset Allocation Subaccount		Ibbotson Balanced EFT Asset Allocation Subaccount		Ibbotson Growth EFT Asset Allocation Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$847	$475	$437	$(100)	$1,567	$482	$10,072	$4,204
Reinvested capital gains	2,627	49	2,156	0	9,010	0	20,653	0
Realized gain (loss)	117	25	5,278	3,992	9,839	6,073	10,901	2,678
Unrealized gain (loss)	(1,328)	1,770	(7,040)	1,802	(30,589)	41,092	(115,550)	127,291

Net increase (decrease) in contract owners’ equity from operations	2,263	2,319	831	5,694	(10,173)	47,647	(73,924)	134,173

Equity transactions:
Contract purchase payments	8,391	3,051	15,117	10,905	49,743	43,887	132,590	52,301
Transfers (to) and from other subaccounts	39,500	29,270	58,238	20,186	8,313	240,945	372,257	1,059,467
Transfers (to) and from fixed dollar contract	250	144	285	165	10,216	24,674	11,840	482
Withdrawals, surrenders and death benefit payments	0	0	(19,768)	(45,076)	(28)	(25,064)	(27,581)	0
Surrender charges (note 2)	0	0	(7,084)	(12,150)	0	(3,269)	(1,210)	0
Lapse charges (note 2)	0	0	0	0	0	0	0	0
Cost of insurance and other administrative fees (note 2)	(2,725)	(1,123)	(4,209)	(3,581)	(25,962)	(18,183)	(51,132)	(21,545)

Net equity transactions	45,416	31,342	42,579	(29,551)	42,282	262,990	436,764	1,090,705

Net change in contract owners’ equity	47,679	33,661	43,410	(23,857)	32,109	310,637	362,840	1,224,878
Contract owners’ equity:
Beginning of period	61,747	28,086	92,395	116,252	535,123	224,486	1,415,074	190,196

End of period	$109,426	$61,747	$135,805	$92,395	$567,232	$535,123	$1,777,914	$1,415,074

Change in units:
Beginning units	5,436	2,611	7,646	10,396	41,286	19,190	103,395	15,706

Units purchased	4,210	2,941	7,817	2,756	13,912	28,317	40,412	89,712
Units redeemed	(237)	(116)	(4,262)	(5,506)	(10,713)	(6,221)	(7,930)	(2,023)

Ending units	9,409	5,436	11,201	7,646	44,485	41,286	135,877	103,395

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Financial Investors Variable Insurance Trust - Class II		ALPS Variable Insurance Trust - Class II		Federated Insurance Series - Service Shares
	Ibbotson Aggressive Growth EFT Asset Allocation Subaccount		AVS Listed Private Equity Subaccount		Kaufmann Fund II Subaccount
	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,888	$(1,678)	$(3)	$5,018	$184	$(93)
Reinvested capital gains	0	0	0	3,389	0	0
Realized gain (loss)	11,137	4,328	(3,804)	20,318	(5,609)	1,704
Unrealized gain (loss)	(52,499)	64,161	3,733	(7,299)	(3,199)	938

Net increase (decrease) in contract owners’ equity from operations	(39,474)	66,811	(74)	21,426	(8,624)	2,549

Equity transactions:
Contract purchase payments	70,448	47,419	0	3,473	1,711	2,538
Transfers (to) and from other subaccounts	110,327	87,453	(32,652)	(97,161)	7,687	(1,246)
Transfers (to) and from fixed dollar contract	(26,148)	24,737	0	11,179	(1,090)	(2,595)
Withdrawals, surrenders and death benefit payments	(164)	(4,520)	0	0	0	0
Surrender charges (note 2)	0	0	0	0	0	0
Lapse charges (note 2)	0	0	0	0	0	0

Cost of insurance and other administrative fees (note 2)	(83,645)	(71,188)	0	(2,723)	(1,615)	(644)

Net equity transactions	70,818	83,901	(32,652)	(85,232)	6,693	(1,947)

Net change in contract owners’ equity	31,344	150,712	(32,726)	(63,806)	(1,931)	602
Contract owners’ equity:
Beginning of period	521,737	371,025	32,726	96,532	11,363	10,761

End of period	$553,081	$521,737	$0	$32,726	$9,432	$11,363

Change in units:
Beginning units	37,014	30,099	2,044	7,302	784	868

Units purchased	13,421	14,020	0	9,051	3,137	1,009
Units redeemed	(8,805)	(7,105)	(2,044)	(14,309)	(3,163)	(1,093)

Ending units	41,630	37,014	0	2,044	758	784

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Goldman Sachs Variable Insurance Trust - Service Shares
	Large Cap Value Subaccount		Structured U.S. Equity Subaccount	Strategic Growth Subaccount
	2011	2010	2011	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$114	$6	$25	$(13)	$(1)
Reinvested capital gains	0	0	0	0	0
Realized gain (loss)	490	166	(5)	(4)	(3)
Unrealized gain (loss)	(1,801)	1,152	(102)	(156)	41

Net increase (decrease) in contract owners’ equity from operations	(1,197)	1,324	(82)	(173)	37

Equity transactions:
Contract purchase payments	8,454	6,839	0	598	218
Transfers (to) and from other subaccounts	(211)	480	3,047	2,428	364
Transfers (to) and from fixed dollar contract	0	0	0	0	0
Withdrawals, surrenders and death benefit payments	0	0	0	0	0
Surrender charges (note 2)	0	0	0	0	0
Lapse charges (note 2)	0	0	0	0	0
Cost of insurance and other administrative fees (note 2)	(1,320)	(1,348)	(123)	(295)	(101)

Net equity transactions	6,923	5,971	2,924	2,731	481

Net change in contract owners’ equity	5,726	7,295	2,842	2,558	518
Contract owners’ equity:
Beginning of period	14,835	7,540	0	571	53

End of period	$20,561	$14,835	$2,842	$3,129	$571

Change in units:
Beginning units	1,185	663	0	38	4

Units purchased	767	639	220	197	41
Units redeemed	(167)	(117)	(9)	(20)	(7)

Ending units	1,785	1,185	211	215	38

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Franklin Templeton Variable Insurance Products Trust - Class 4
	Franklin Income Securities Subaccount		Franklin Flex Cap Growth Securities Subaccount		Templeton Foreign Securities Subaccount		Franklin Templeton VIP Founding Funds Allocation Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$10,957	$11,409	$(66)	$(45)	$536	$465	$(181)	$325
Reinvested capital gains	0	0	0	0	0	0	0	1
Realized gain (loss)	486	274	857	158	404	435	91	92
Unrealized gain (loss)	(7,236)	9,734	(1,524)	1,647	(6,131)	2,130	1,591	1,343

Net increase (decrease) in contract owners’ equity from operations	4,207	21,417	(733)	1,760	(5,191)	3,030	1,501	1,761

Equity transactions:
Contract purchase payments	11,333	13,920	4,342	3,105	8,363	6,222	1,805	2,059
Transfers (to) and from other subaccounts	(1,403)	4,100	367	34	2,391	1,749	0	15,045
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0	18,984	0
Withdrawals, surrenders and death benefit payments	0	0	0	0	0	0	0	0
Surrender charges (note 2)	0	0	0	0	0	0	0	0
Lapse charges (note 2)	0	0	0	0	0	0	0	0
Cost of insurance and other administrative fees (note 2)	(3,096)	(2,665)	(674)	(580)	(2,466)	(2,087)	(976)	(483)

Net equity transactions	6,834	15,355	4,035	2,559	8,288	5,884	19,813	16,621

Net change in contract owners’ equity	11,041	36,772	3,302	4,319	3,097	8,914	21,314	18,382
Contract owners’ equity:
Beginning of period	202,693	165,921	13,418	9,099	38,814	29,900	19,187	805

End of period	$213,734	$202,693	$16,720	$13,418	$41,911	$38,814	$40,501	$19,187

Change in units:
Beginning units	13,948	12,754	916	716	2,739	2,270	1,406	65

Units purchased	851	1,465	340	245	777	676	1,707	1,460
Units redeemed	(313)	(271)	(46)	(45)	(178)	(207)	(71)	(119)

Ending units	14,486	13,948	1,210	916	3,338	2,739	3,042	1,406

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Ivy Funds Variable Insurance Portfolios, Inc.
	VIP Asset Strategy Subaccount		VIP Global Natural Resources Subaccount		VIP Science and Technology Subaccount
	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$6,594	$5,292	$(6,013)	$(4,911)	$(1,907)	$(1,353)
Reinvested capital gains	0	0	0	0	12,770	9,435
Realized gain (loss)	59,151	10,596	58,903	23,812	5,286	16,122
Unrealized gain (loss)	(220,327)	98,484	(275,618)	74,825	(43,812)	(11,396)

Net increase (decrease) in contract owners’ equity from operations	(154,582)	114,372	(222,728)	93,726	(27,663)	12,808

Equity transactions:
Contract purchase payments	116,806	115,027	79,207	110,548	32,202	57,616
Transfers (to) and from other subaccounts	354,853	442,899	(46,849)	(7,584)	127,834	(146,598)
Transfers (to) and from fixed dollar contract	9,326	15,422	(96,476)	(31,969)	4,497	(24,187)
Withdrawals, surrenders and death benefit payments	(67,176)	(27,315)	(62,647)	(14,878)	(50,548)	(1,966)
Surrender charges (note 2)	(1,930)	(1,762)	(4,719)	(1,249)	(10,258)	(478)
Lapse charges (note 2)	0	0	(3,795)	(17)	0	(63)
Cost of insurance and other administrative fees (note 2)	(75,336)	(59,681)	(40,931)	(30,385)	(13,720)	(15,915)

Net equity transactions	336,543	484,590	(176,210)	24,466	90,007	(131,591)

Net change in contract owners’ equity	181,961	598,962	(398,938)	118,192	62,344	(118,783)
Contract owners’ equity:
Beginning of period	1,571,941	972,979	1,089,499	971,307	211,128	329,911

End of period	$1,753,902	$1,571,941	$690,561	$1,089,499	$273,472	$211,128

Change in units:
Beginning units	118,352	79,021	62,800	65,056	13,839	24,201

Units purchased	71,735	67,979	23,487	39,942	20,427	13,585
Units redeemed	(46,716)	(28,648)	(35,236)	(42,198)	(15,101)	(23,947)

Ending units	143,371	118,352	51,051	62,800	19,165	13,839

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Total Subaccounts	Total Subaccounts
	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$702,445	$600,483
Reinvested capital gains	1,174,872	650,692
Realized gain (loss)	3,424,493	42,813
Unrealized gain (loss)	(17,747,854)	31,492,075

Net increase (decrease) in contract owners’ equity from operations	(12,446,044)	32,786,063

Equity transactions:
Contract purchase payments	19,289,457	21,123,489
Transfers (to) and from other subaccounts	0	0
Transfers (to) and from fixed dollar contract	(3,876,639)	(5,246,449)
Withdrawals, surrenders and death benefit payments	(12,024,139)	(11,159,676)
Surrender charges (note 2)	(2,072,301)	(2,243,611)
Lapse charges (note 2)	(253,070)	(338,554)
Cost of insurance and other administrative fees (note 2)	(12,614,108)	(13,060,259)

Net equity transactions	(11,550,800)	(10,925,060)

Net change in contract owners’ equity	(23,996,844)	21,861,003
Contract owners’ equity:
Beginning of period	247,758,736	225,897,733

End of period	$223,761,892	$247,758,736

Change in units:
Beginning units	13,308,379	13,826,090

Units purchased	1,998,105	2,841,279
Units redeemed	(2,532,160)	(3,358,990)

Ending units	12,774,324	13,308,379

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Notes to Financial Statements	December 31, 2011

(1)	Basis of Presentation and Summary of Significant Accounting Policies

A.	Organization and Nature of Operations

Ohio National Variable Account R (the “Account”) is a separate account of Ohio National Life Assurance Corporation (“ONLAC”) established as a funding vehicle for variable insurance life policies. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from ONLAC’s other assets and liabilities. The portion of the Account’s assets applicable to the variable insurance life policies is not chargeable with liabilities arising out of any other business ONLAC may conduct.

ONLAC is a wholly-owned subsidiary of The Ohio National Life Insurance Company (“ONLIC”). The variable life insurance policies are sold by registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of ONLIC and is the principal underwriter of the contracts. ONLAC pays ONEQ a sales commission based on a pre-determined percentage of each purchase payment and ONEQ pays a portion of that fee to broker-dealers. The commission percentage paid to broker-dealers may vary by product.

B.	Assets of the Account

Assets of the Account are assigned to the following subaccounts:

Ohio National Fund, Inc.: Equity, Money Market, Bond, Omni, International, Capital Appreciation, Millennium, International Small-Mid Company, Aggressive Growth, Small Cap Growth, Mid Cap Opportunity, S&P 500 Index, Strategic Value, High Income Bond, Capital Growth, Nasdaq-100 Index, Bristol, Bryton Growth, U.S. Equity, Balanced, Income Opportunity, Target VIP, Target Equity/Income, and Bristol Growth

Janus Aspen Series - Institutional Shares: Janus, Worldwide, and Balanced

Wells Fargo Advantage Variable Trust Funds: Opportunity, Small Cap Value, and Discovery

Goldman Sachs Variable Insurance Trust - Institutional Shares: Large Cap Value, Structured U.S. Equity, and Strategic Growth

The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF): U.S. Real Estate

Lazard Retirement Series, Inc. - Service Shares: Emerging Markets Equity, U.S. Small-Mid Cap Equity, U.S. Strategic Equity, and International Equity

Fidelity Variable Insurance Products Fund - Service Class 2: VIP Mid Cap, VIP Contrafund, VIP Growth, VIP Equity-Income, and VIP Real Estate

Janus Aspen Series - Service Shares: Janus, Worldwide, Balanced, and Overseas

J.P. Morgan Insurance Trust - Class I: Small Cap Core and Mid Cap Value

MFS Variable Insurance Trust - Service Class: New Discovery, Investors Growth Stock, Mid Cap Growth, and Total Return

The Prudential Series Fund, Inc. - Class II: Jennison and Jennison 20/20 Focus

PIMCO Variable Insurance Trust - Administrative Shares: Real Return, Total Return, Global Bond, and CommodityRealReturn Strategy

Calvert Variable Series, Inc.: VP SRI Equity

Dreyfus Variable Investment Fund - Service Class: Appreciation

Royce Capital Fund - Investment Class: Small-Cap and Micro-Cap

The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF): Core Plus Fixed Income, U.S. Real Estate, and Capital Growth

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. International Growth Series II

Legg Mason Partners Variable Equity Trust - Class I: Legg Mason ClearBridge Variable Fundamental All Cap Value, Legg Mason ClearBridge Variable Equity Income Builder, and Legg Mason ClearBridge Variable Large Cap Value

Franklin Templeton Variable Insurance Products Trust - Class 2: Franklin Income Securities, Franklin Flex Cap Growth Securities, and Templeton Foreign Securities

Neuberger Berman Advisers Management Trust - S Class: AMT Regency

Financial Investors Variable Insurance Trust-Class II: Ibbotson Conservative ETF Asset Allocation, Ibbotson Income & Growth ETF Asset Allocation, Ibbotson Balanced ETF Asset Allocation, Ibbotson Growth ETF Asset Allocation, and Ibbotson Aggressive Growth ETF Asset Allocation

Federated Insurance Series - Service Shares: Kaufmann Fund II

Goldman Sachs Variable Insurance Trust - Service Shares: Large Cap Value, Structured U.S. Equity, and Strategic Growth

Franklin Templeton Variable Insurance Products Trust - Class 4: Franklin Income Securities, Franklin Flex Cap Growth Securities, Templeton Foreign Securities, and Franklin Templeton VIP Founding Funds Allocation

Ivy Funds Variable Insurance Portfolios, Inc.: VIP Asset Strategy, VIP Global Natural Resources, and VIP Science and Technology

The underlying mutual funds in which the subaccounts invest are diversified open-end management investment companies. The underlying mutual funds’ investments are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

Some of the underlying mutual funds have been established by investment advisers that manage other mutual funds that may have similar names and investment objectives. While some of the underlying mutual funds may have holdings that are comparable to other similarly-named mutual funds, they may not be identical in portfolio management, composition, objective, or investment strategy. Consequently, the investment performance of an underlying mutual fund and a similarly-named fund may differ substantially.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc., in which the Account invests. For these services, ONI recorded advisory fees of approximately $15.6 million and $14.6 million for the periods ended December 31, 2011 and 2010, respectively.

Policy holders may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the general account of ONLAC. The accompanying financial statements include only the policy holders premium payments pertaining to the variable portions of their policies and exclude any premium payments for fixed account benefits.

C.	Security Valuation, Transactions and Related Investment Income

The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2011.

Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized gains and losses are determined on the basis of average cost.

D.	Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

E.	Subsequent Events

The Account has evaluated for possible subsequent events through April 11, 2012, which is the date these financial statements were issued and there are no subsequent events to report.

(2)	Risk & Administrative Expense and Contract Charges

Although variable life payments differ according to the investment performance of the subaccounts, they are not affected by mortality or expense experience because ONLAC assumes the expense risk and the mortality risk of the policies. ONLAC charges the Accounts’ assets for assuming those risks. Such charges will be assessed through the unit value calculation.

At the end of each valuation period, ONLAC charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on net assets at the end of the valuation period and pre-determined annualized rates as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance, and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by ONLAC is the risk that the deductions provided for in the variable life insurance policies may be insufficient to cover the actual costs to administer the terms stated in the contracts.

Each premium payment is subject to a premium expense charge. The premium expense charge is deducted in proportion to each policy’s current premium allocation choices. The premium expense charge have some of the following components: distribution charge for premiums paid, federal tax charge for premiums paid, and state or local taxes on premium payments. Total premium expense charges assessed by ONLAC amounted to $837,502 and $930,291 for the periods ended December 31, 2011 and 2010, respectively.

A surrender charge is assessed in connection with all complete surrenders, all decreases in stated amount and certain partial surrenders consisting of two components: (1) a contingent deferred sales charge, and (2) a contingent deferred insurance underwriting charge.

The contingent deferred sales charge is a percentage of premiums paid in the first two contract years. The contingent deferred sales charge percentages are scaled by age at issue or increase. The contingent deferred sales charges were $841,525 and $994,279 for the periods ended December 31, 2011 and 2010, respectively. The contingent deferred insurance underwriting charge varies with the age at issue or increase. The contingent deferred insurance underwriting charges were $1,230,776 and $1,249,332 for the periods ended December 31, 2011 and 2010 respectively.

All other fees assessed on contracts, including transfer fees, administrative fees, cost of insurance, maintenance fees, unit loads, and fees for optional riders, are charged to contracts upon the event related to the expense. These charges are assessed through redemption of units, in an amount such that the value of the redeemed units at the end of the next valuation period are equivalent to the calculated dollar value of the charge.

The table on the following pages illustrates product and contract level charges:

The following basic charge is assessed through reduction of daily unit values:

Mortality and Expense Risk Fees
This basic charge is assessed through reduction of daily unit values	0.75%

The following charges are assessed through the redemption of units:

Premium Expense Charge
Deducted from premiums upon receipt.	1.25% to 7.50%
Premium Taxes
Deducted from premiums upon receipt. Variable depending on state of policy issue.	0% to 6%
Surrender Fees
Of stated surrendered amount upon full surrender, partial surrender, or lapse (per $1,000). Additional fees may be charged if surrender is within the first year of policy.	$7.32 to $60.00
Transfer Fees - per transfer
(currently no charge for the first 4 transfers each contract year)	$3 to $15

Administrative Fees
Upon the partial surrender amount.	the lesser of $25 or 2%
Cost of Insurance
Deducted monthly. Determined by age, gender and rate class with the maximums not exceeding charges posted in the 1980 Commissioner’s Standard Ordinary Mortality tables. (per $1,000)	$.00008 to $83.33
Maintenance Fee
Deducted monthly.	$5 to $10
Unit Load
Deducted monthly. Charge is based on the issue age of the younger insured.	$0.033 to $0.050
Death Benefit Guarantee Option
Deducted monthly.
Stated amount for 10 year to age 70 guarantee (per $1,000)	$0.01
Stated amount of the guarantee to maturity (per $1,000)	$0.01 to $0.03
Term Rider
Deducted monthly. Provides additional death benefit on the life of the policyholder. (per $1,000)	$0.01 to $83.33
Additional Insured Term
Deducted Monthly. Provides additional death benefit on the life of another person. (per $1,000)	$0.01 to $83.33
Spousal Insured Term
Deducted Monthly. Provides additional death benefit on the life of the insured spouse. (per $1,000)	$0.01 to $83.33
Family Term Life Insurance
Deducted monthly. Provides term insurance coverage on all current and future children. Regardless of the number of children. (per $1,000)	$0.44
Continuation of Coverage Rider
Deducted monthly. Provides for payment of full death benefit past maturity date. (per $1,000)	$0.00 to $0.90
Accidental Death Benefit
Deducted monthly. Provides additional death benefit if insured’s sole cause of death is an accident. (per $1,000)	$0.05 to $0.29
Lifetime Advantage Rider
Upon submission of claim. Allows for up to one half of the death benefit (up to $250,000) to be paid in advance of the death of the insured in the event of terminal illness. Reduction of remaining death benefit of the amount taken under the rider.	up to 10%
Exchange of Life Insured - per exchange
Allows the insured life to be changed.	$75
Guaranteed Purchase Option
Deducted monthly. Provides the right to purchase chosen amount of insurance coverage at certain dates without evidence of insurability. (per $1,000)	$0.02 to $0.19
Waiver of Stipulated Premium for Total Disability
Deducted monthly. Credits a stipulated premium to the policy if insured is totally disabled. (per $1,000)	$0.01 to $0.18
Preferred Loan Rider
Deducted monthly. Allows a policy loan after 10 years without large out-of-pocket interest charges. Charge is equal to annual charge of 20% of assets.	20%
Joint Term Life Rider
Deducted monthly. Provides for the purchase of additional second to die term insurance as part or your policy. (per $1,000)	$0.00008 to $83.33
Double Coverage Rider
Deducted monthly. Provides for payment of double the death benefit if both the insureds die within the first four policy years. (per $1,000)	$0.00008 to $83.33
Single Term Life Rider
Deducted monthly. Allows the purchase of additional term life insurance on one of the insureds. (per $1,000)	$0.05 to $83.33
Family Split Option Rider
Deducted monthly. Enables the dividing of a policy into two individual policies in the event of divorce or tax law changes. (per $1,000)	$0.005
Waiver of Premium at First Death
Deducted monthly. Credits a stipulated premium to the policy upon the death of the first insured to die. (per $1,000)	$0.01 to $2.12

Further information regarding fees, terms, and availability is provided in the prospectus for each of the products available through the Account.

(3)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the operations of ONLAC which is taxed as an insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Accordingly, ONLAC does not provide income taxes within the Account.

(4)	Fund Mergers and Replacements

Effective April 29, 2011, the Invesco Van Kampen V.I. International Growth Equity Fund Series II of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) was merged into the Invesco V.I. International Growth Fund Series II of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

Effective May 28, 2010, the International Growth Equity Portfolio of The Universal Institutional Funds, Inc. – Class II was merged into a newly-organized fund, the Invesco Van Kampen V.I. International Growth Equity Fund of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

Effective April 24, 2009, funds of J.P. Morgan Series Trust II were transferred to the J.P. Morgan Insurance Trust – Class I.

The Small Company Portfolio and the Small Cap Equity Portfolio of J.P. Morgan Insurance Trust – Class I were merged together to become the Small Cap Core Portfolio of J.P. Morgan Insurance Trust – Class I. The Mid Cap Value Portfolio and the Diversified Mid Cap Value Portfolio of J.P. Morgan Insurance Trust – Class I were merged together to become the Mid Cap Value Portfolio of J.P. Morgan Insurance Trust – Class I.

Effective April 27, 2007, funds of Legg Mason Partners Variable Portfolios I, Inc. were transferred to the newly created entity, the Legg Mason Partners Variable Equity Trust - Class I. The All Cap Portfolio and the Fundamental Value Portfolio of Legg Mason Partners Variable Portfolios I, Inc. were merged together to become the Fundamental Value Portfolio of Legg Mason Partners Variable Equity Trust - Class I. The Total Return Portfolio and the Capital and Income Portfolio of Legg Mason Partners Variable Equity Trust - Class I were merged together to become the Capital and Income Portfolio of Legg Mason Partners Variable Equity Trust - Class I.

(5)	Investments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses a market approach as the calculation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The Account categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

Level 1:	Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in privately-traded registered mutual funds with readily determinable NAV. The Account has the ability to redeem its interest in the funds with the investee at NAV daily.

Level 2:	Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3:	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following is a summary of the inputs used in valuing the Account’s assets at fair value as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Separate Account Investments*	$223,761,892	$0	$0	$223,761,892

*	Refer to Note 1.B. for listing of individual Separate Account Investments.

The Account’s policy is to recognize significant transfers between fair value hierarchy levels at the reporting period end.

There were no transfers into, or out of, Level 1, Level 2, or Level 3 for the period ended December 31, 2011.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2011 were as follows:

	Purchases	Sales
Ohio National Fund, Inc.:
Equity Subaccount	$2,259,212	$3,631,974
Money Market Subaccount	4,891,497	5,033,370
Bond Subaccount	428,458	694,712
Omni Subaccount	736,415	1,130,571
International Subaccount	913,787	1,630,596
Capital Appreciation Subaccount	887,763	1,648,108
Millennium Subaccount	836,323	1,580,238
International Small-Mid Company Subaccount	606,219	955,826
Aggressive Growth Subaccount	387,557	529,417
Small Cap Growth Subaccount	230,800	327,880
Mid Cap Opportunity Subaccount	798,538	1,313,818
S&P 500 Index Subaccount	2,498,938	2,880,089
Strategic Value Subaccount	264,118	190,944
High Income Bond Subaccount	350,450	798,958
Capital Growth Subaccount	380,677	479,488
Nasdaq-100 Index Subaccount	126,266	162,688
Bristol Subaccount	78,934	104,889
Bryton Growth Subaccount	162,835	187,618
U.S. Equity Subaccount	9,714	4,992
Balanced Subaccount	64,089	26,243
Income Opportunity Subaccount	18,700	19,543
Target VIP Subaccount	24,463	28,746
Target Equity/Income Subaccount	47,022	59,208
Bristol Growth Subaccount	6,527	1,784
Janus Aspen Series - Institutional Shares:
Janus Subaccount	374,898	797,046
Worldwide Subaccount	242,482	386,464
Balanced Subaccount	649,770	596,845
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount	556	86,453
Small Cap Value Subaccount	447	3,916
Discovery Subaccount	1,512	82,459
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount	413,151	479,190
Structured U.S. Equity Subaccount	65,733	68,648
Strategic Growth Subaccount	83,709	153,448
The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF):
U.S. Real Estate Subaccount	184,068	348,878
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount	1,069,561	1,813,901
U.S. Small-Mid Cap Equity Subaccount	513,691	561,588
U.S. Strategic Equity Subaccount	10,343	5,003
International Equity Subaccount	37,254	46,035
Fidelity Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount	1,330,249	2,028,287
VIP Contrafund Subaccount	1,502,067	2,005,188
VIP Growth Subaccount	344,827	399,397
VIP Equity-Income Subaccount	367,691	338,132
VIP Real Estate Subaccount	411,034	363,433
Janus Aspen Series - Service Shares:
Janus Subaccount	165,042	393,266
Worldwide Subaccount	204,353	233,340
Balanced Subaccount	684,235	796,783
Overseas Subaccount	1,124,785	1,743,583
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount	82,150	66,344
Mid Cap Value Subaccount	425,113	562,904
MFS Variable Insurance Trust - Service Class:
New Discovery Subaccount	223,517	112,101
Investors Growth Stock Subaccount	30,523	51,253
Mid Cap Growth Subaccount	54,503	74,788
Total Return Subaccount	351,289	451,644
The Prudential Series Fund, Inc. - Class II:
Jennison Subaccount	22,552	13,843
Jennison 20/20 Focus Subaccount	462,464	941,318
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount	1,277,090	999,349
Total Return Subaccount	1,526,234	1,495,717
Global Bond Subaccount	1,443,469	1,175,102
CommodityRealReturn Strategy Subaccount	415,212	524,705
Calvert Variable Series, Inc.:
VP SRI Equity Subaccount	30,771	38,741

	Purchases	Sales
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount	109,627	100,389
Royce Capital Fund - Investment Class:
Small-Cap Subaccount	801,332	967,554
Micro-Cap Subaccount	697,881	836,908
The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount	105,610	13,723
U.S. Real Estate Subaccount	265,804	250,413
Growth Subaccount	56,582	62,713
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Van Kampen V.I. International Growth Equity Series II Subaccount	18,385	137,287
Invesco V.I. International Growth Series II Subaccount	150,314	24,634
Legg Mason Partners Variable Equity Trust - Class I:
Legg Mason ClearBridge Variable Fundamental All Cap Value Subaccount	21,564	29,751
Legg Mason ClearBridge Variable Equity Income Builder Subaccount	82,018	22,686
Legg Mason ClearBridge Variable Large Cap Value Subaccount	36,681	28,826
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Income Securities Subaccount	707,183	675,600
Franklin Flex Cap Growth Securities Subaccount	44,591	60,640
Templeton Foreign Securities Subaccount	217,546	230,311
Neuberger Berman Advisers Management Trust - S Class:
AMT Regency Subaccount	16,925	24,988
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Conservative ETF Asset Allocation Subaccount	52,127	3,237
Ibbotson Income & Growth ETF Asset Allocation Subaccount	98,045	52,873
Ibbotson Balanced ETF Asset Allocation Subaccount	193,599	140,740
Ibbotson Growth ETF Asset Allocation Subaccount	586,425	118,936
Ibbotson Aggressive Growth ETF Asset Allocation Subaccount	198,942	126,236
ALPS Variable Insurance Trust - Class II:
AVS Listed Private Equity Subaccount	—	32,655
Federated Insurance Series - Service Shares:
Kaufmann Fund II Subaccount	45,686	38,809
Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount	9,219	2,182
Structured U.S. Equity Subaccount	3,091	142
Strategic Growth Subaccount	3,033	315
Franklin Templeton Variable Insurance Products Trust - Class 4:
Franklin Income Securities Subaccount	23,103	5,312
Franklin Flex Cap Growth Securities Subaccount	4,708	739
Templeton Foreign Securities Subaccount	11,499	2,675
Franklin Templeton VIP Founding Funds Allocation Subaccount	20,792	1,160
Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount	983,778	640,641
VIP Global Natural Resources Subaccount	400,860	583,083
VIP Science and Technology Subaccount	334,327	233,457
	$39,436,924	$49,110,407

(6) Financial Highlights

The following is a summary of accumulation units, value per unit, fair value (fair value represents the contracts in accumulation period) as of December 31, expenses, total return, and investment income ratio for the periods then ended, for the respective subaccounts and products:

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
Ohio National Fund, Inc.:
Equity Subaccount
2011	573,090	$26.224189	$15,028,808	0.75%	-4.10%	0.85%
2010	624,818	$27.344216	$17,085,152	0.75%	7.11%	0.20%
2009	683,306	$25.529239	$17,444,286	0.75%	38.07%	0.25%
2008	731,762	$18.490068	$13,530,321	0.75%	-55.15%	0.84%
2007	847,938	$41.229882	$34,960,383	0.75%	-6.59%	0.04%

Money Market Subaccount
2011	328,055	$21.710959	$7,122,392	0.75%	-0.74%	0.00%
2010	332,089	$21.873341	$7,263,895	0.75%	-0.74%	0.00%
2009	430,247	$22.037386	$9,481,511	0.75%	-0.74%	0.00%
2008	565,777	$22.202654	$12,561,748	0.75%	1.01%	1.74%
2007	415,185	$21.980659	$9,126,043	0.75%	4.17%	4.82%

Bond Subaccount
2011	104,276	$37.090581	$3,867,651	0.75%	5.57%	0.00%
2010	110,965	$35.133786	$3,898,624	0.75%	7.03%	0.00%
2009	118,965	$32.824781	$3,904,992	0.75%	20.03%	0.00%
2008	119,037	$27.347478	$3,255,366	0.75%	-12.11%	0.00%
2007	141,943	$31.116328	$4,416,738	0.75%	2.94%	0.00%

Omni Subaccount
2011	190,577	$28.801995	$5,488,983	0.75%	-4.83%	1.25%
2010	204,988	$30.263414	$6,203,641	0.75%	12.35%	1.55%
2009	223,111	$26.936471	$6,009,822	0.75%	32.16%	1.93%
2008	245,153	$20.381461	$4,996,581	0.75%	-31.97%	2.29%
2007	272,437	$29.959822	$8,162,167	0.75%	6.19%	1.72%

International Subaccount
2011	395,709	$18.321327	$7,249,914	0.75%	-16.04%	0.00%
2010	427,261	$21.821251	$9,323,365	0.75%	15.88%	0.00%
2009	463,558	$18.831131	$8,729,330	0.75%	37.20%	0.00%
2008	527,747	$13.725442	$7,243,556	0.75%	-46.48%	0.00%
2007	602,612	$25.645791	$15,454,449	0.75%	8.63%	0.00%

Capital Appreciation Subaccount
2011	259,094	$35.100602	$9,094,366	0.75%	-2.38%	0.38%
2010	278,877	$35.957535	$10,027,722	0.75%	16.12%	0.23%
2009	300,968	$30.965732	$9,319,693	0.75%	41.77%	1.20%
2008	358,424	$21.841780	$7,828,612	0.75%	-39.46%	0.64%
2007	401,840	$36.079538	$14,498,213	0.75%	3.05%	0.43%

Millennium Subaccount
2011	282,100	$30.285808	$8,543,630	0.75%	-1.61%	0.00%
2010	303,399	$30.782145	$9,339,272	0.75%	23.37%	0.00%
2009	333,402	$24.950223	$8,318,455	0.75%	19.94%	0.00%
2008	367,243	$20.801401	$7,639,174	0.75%	-42.97%	0.00%
2007	418,645	$36.473805	$15,269,582	0.75%	25.09%	0.00%

International Small-Mid Company Subaccount
2011	167,008	$27.225826	$4,546,932	0.75%	-18.13%	0.00%
2010	177,019	$33.253575	$5,886,518	0.75%	18.84%	0.00%
2009	189,080	$27.981323	$5,290,697	0.75%	44.96%	0.00%
2008	210,998	$19.302448	$4,072,770	0.75%	-51.67%	0.00%
2007	240,033	$39.935170	$9,585,745	0.75%	16.60%	0.00%

Aggressive Growth Subaccount
2011	306,917	$9.626024	$2,954,393	0.75%	-5.97%	0.00%
2010	318,548	$10.236871	$3,260,935	0.75%	9.14%	0.00%
2009	331,435	$9.379427	$3,108,675	0.75%	41.55%	0.00%
2008	339,372	$6.626276	$2,248,771	0.75%	-44.10%	0.00%
2007	381,261	$11.853275	$4,519,193	0.75%	28.58%	0.00%

Small Cap Growth Subaccount
2011	145,038	$18.016349	$2,613,058	0.75%	1.96%	0.00%
2010	149,343	$17.670285	$2,638,929	0.75%	29.06%	0.00%
2009	167,088	$13.691143	$2,287,632	0.75%	49.64%	0.00%
2008	165,961	$9.149379	$1,518,441	0.75%	-48.08%	0.00%
2007	187,009	$17.621851	$3,295,438	0.75%	13.77%	0.00%

Mid Cap Opportunity Subaccount
2011	334,484	$23.541822	$7,874,372	0.75%	-4.08%	0.00%
2010	353,358	$24.543753	$8,672,728	0.75%	18.71%	0.00%
2009	391,084	$20.675676	$8,085,927	0.75%	39.56%	0.00%
2008	412,980	$14.815344	$6,118,434	0.75%	-51.65%	0.00%
2007	463,540	$30.644334	$14,204,874	0.75%	16.98%	0.00%

S&P 500 Index Subaccount
2011	947,971	$19.108866	$18,114,650	0.75%	1.01%	1.40%
2010	973,471	$18.917669	$18,415,804	0.75%	13.60%	1.33%
2009	1,079,653	$16.652341	$17,978,751	0.75%	24.89%	1.49%
2008	1,119,107	$13.333415	$14,921,520	0.75%	-37.77%	1.57%
2007	1,211,367	$21.425862	$25,954,580	0.75%	4.28%	1.33%

Strategic Value Subaccount
2011	139,993	$11.648431	$1,630,704	0.75%	13.18%	1.66%
2010	134,728	$10.291891	$1,386,609	0.75%	11.15%	3.48%

		Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
	2009	137,284	$9.259333	$1,271,162	0.75%	10.69%	3.24%
	2008	141,053	$8.364878	$1,179,894	0.75%	-28.80%	4.62%
	2007	147,030	$11.748720	$1,727,409	0.75%	-9.42%	1.16%

High Income Bond Subaccount
	2011	165,745	$20.255269	$3,357,217	0.75%	4.58%	0.00%
	2010	187,031	$19.368311	$3,622,483	0.75%	13.24%	0.00%
	2009	201,101	$17.104010	$3,439,627	0.75%	48.13%	0.00%
	2008	200,249	$11.546619	$2,312,199	0.75%	-25.87%	0.00%
	2007	227,025	$15.575739	$3,536,084	0.75%	2.75%	0.00%

Capital Growth Subaccount
	2011	170,407	$12.521972	$2,133,833	0.75%	-3.18%	0.00%
	2010	177,295	$12.933424	$2,293,035	0.75%	35.41%	0.00%
	2009	188,360	$9.551447	$1,799,110	0.75%	34.26%	0.00%
	2008	211,854	$7.114147	$1,507,160	0.75%	-36.84%	0.00%
	2007	237,918	$11.262988	$2,679,667	0.75%	10.40%	0.00%

Nasdaq-100 Index Subaccount
	2011	176,132	$6.463548	$1,138,440	0.75%	2.43%	0.36%
	2010	181,098	$6.310439	$1,142,811	0.75%	18.50%	0.33%
	2009	206,123	$5.325464	$1,097,698	0.75%	52.55%	0.00%
	2008	157,907	$3.490868	$551,231	0.75%	-42.41%	0.00%
	2007	202,653	$6.061811	$1,228,442	0.75%	17.70%	0.00%

Bristol Subaccount
	2011	47,840	$12.601475	$602,853	0.75%	-7.85%	0.45%
	2010	49,556	$13.674643	$677,663	0.75%	12.26%	0.59%
	2009	48,077	$12.181004	$585,631	0.75%	34.82%	0.59%
	2008	52,117	$9.035262	$470,887	0.75%	-40.99%	0.87%
	2007	52,796	$15.311293	$808,375	0.75%	6.95%	0.60%

Bryton Growth Subaccount
	2011	73,471	$11.529858	$847,111	0.75%	-9.96%	0.00%
	2010	75,200	$12.805195	$962,947	0.75%	23.12%	0.00%
	2009	62,595	$10.400762	$651,031	0.75%	34.72%	0.00%
	2008	42,388	$7.720216	$327,245	0.75%	-39.99%	0.00%
	2007	38,956	$12.864389	$501,146	0.75%	9.07%	0.00%

U.S. Equity Subaccount
	2011	5,430	$7.013355	$38,082	0.75%	-2.68%	0.00%
	2010	4,736	$7.206738	$34,129	0.75%	11.63%	0.76%
	2009	3,944	$6.456175	$25,462	0.75%	15.71%	0.87%
	2008	2,667	$5.579820	$14,882	0.75%	-48.37%	1.12%
	2007	2,228	$10.806436	$24,080	0.75%	12.32%	0.58%

Balanced Subaccount
	2011	22,104	$11.061696	$244,508	0.75%	1.53%	2.22%
	2010	18,846	$10.894894	$205,323	0.75%	6.98%	2.15%
	2009	18,599	$10.183777	$189,404	0.75%	23.99%	2.13%
	2008	19,682	$8.213549	$161,662	0.75%	-27.48%	0.00%
	2007	16,409	$11.326685	$185,861	0.75%	11.46%	0.00%

Income Opportunity Subaccount
	2011	2,685	$9.980727	$26,796	0.75%	-1.82%	0.00%
	2010	2,749	$10.165620	$27,943	0.75%	6.35%	0.00%
	2009	2,783	$9.558443	$26,603	0.75%	12.30%	0.00%
	2008	2,168	$8.511371	$18,456	0.75%	-21.41%	0.00%
	2007	1,729	$10.829917	$18,720	0.75%	7.52%	0.00%

Target VIP Subaccount
	2011	18,323	$8.488287	$155,528	0.75%	-2.14%	0.98%
	2010	18,768	$8.674061	$162,795	0.75%	18.58%	1.40%
	2009	17,449	$7.315071	$127,638	0.75%	13.91%	1.45%
	2008	16,210	$6.421718	$104,095	0.75%	-43.76%	1.44%
	2007	12,623	$11.418364	$144,135	0.75%	8.91%	2.11%

Target Equity/Income Subaccount
	2011	25,560	$7.512576	$192,020	0.75%	-11.75%	1.55%
	2010	27,000	$8.513216	$229,860	0.75%	22.31%	1.28%
	2009	29,392	$6.960340	$204,580	0.75%	11.49%	1.57%
	2008	50,908	$6.242766	$317,808	0.75%	-45.48%	1.67%
	2007	55,535	$11.451281	$635,942	0.75%	9.59%	1.43%

Bristol Growth Subaccount
	2011	3,253	$14.365023	$46,726	0.75%	-2.50%	0.37%
	2010	2,907	$14.733928	$42,831	0.75%	11.96%	0.39%
	2009	896	$13.160500	$11,787	0.75%	31.61%	0.00%	1/6/09

Janus Aspen Series - Institutional Shares:
Janus Subaccount
	2011	563,290	$9.107645	$5,130,249	0.75%	-6.00%	0.59%
	2010	606,521	$9.689480	$5,876,877	0.75%	13.67%	1.10%
	2009	651,702	$8.524558	$5,555,469	0.75%	35.34%	0.54%
	2008	674,534	$6.298794	$4,248,753	0.75%	-40.17%	0.75%
	2007	699,603	$10.527793	$7,365,279	0.75%	14.23%	0.72%

Worldwide Subaccount
	2011	230,752	$9.100210	$2,099,888	0.75%	-14.38%	0.58%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
2010	244,738	$10.628919	$2,601,299	0.75%	14.97%	0.61%
2009	275,952	$9.244680	$2,551,092	0.75%	36.67%	1.42%
2008	305,421	$6.764005	$2,065,867	0.75%	-45.08%	1.20%
2007	340,404	$12.315008	$4,192,076	0.75%	8.81%	0.75%

Balanced Subaccount
2011	252,632	$16.777456	$4,238,516	0.75%	0.88%	2.45%
2010	267,223	$16.630454	$4,444,047	0.75%	7.58%	2.83%
2009	277,124	$15.458768	$4,283,995	0.75%	24.95%	3.04%
2008	274,863	$12.372063	$3,400,627	0.75%	-16.47%	2.76%
2007	274,106	$14.811001	$4,059,790	0.75%	9.71%	2.54%

Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount
2011	14,238	$16.588889	$236,187	0.75%	-6.22%	0.15%
2010	18,841	$17.689392	$333,286	0.75%	22.84%	0.77%
2009	23,887	$14.400925	$343,994	0.75%	46.64%	0.00%
2008	31,072	$9.820817	$305,153	0.75%	-40.55%	1.87%
2007	38,728	$16.518171	$639,716	0.75%	5.83%	0.45%

Small Cap Value Subaccount
2011	3,715	$16.953351	$62,974	0.75%	-7.95%	0.66%
2010	3,904	$18.418102	$71,909	0.75%	16.38%	1.50%
2009	4,067	$15.825927	$64,365	0.75%	58.99%	1.23%
2008	4,615	$9.954264	$45,944	0.75%	-44.96%	0.00%
2007	10,837	$18.086719	$196,000	0.75%	-1.46%	0.02%

Discovery Subaccount

2011	39,142	$11.363265	$444,783	0.75%	-0.32%	0.00%
2010	45,717	$11.400113	$521,179	0.75%	34.53%	0.00%
2009	51,351	$8.473760	$435,132	0.75%	39.26%	0.00%
2008	65,527	$6.084869	$398,725	0.75%	-44.77%	0.00%
2007	86,209	$11.017892	$949,837	0.75%	21.41%	0.00%

Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount
2011	247,581	$10.269053	$2,542,422	0.75%	-7.74%	1.22%
2010	255,547	$11.130779	$2,844,433	0.75%	10.37%	0.81%
2009	263,585	$10.084986	$2,658,252	0.75%	17.44%	1.89%
2008	245,085	$8.587516	$2,104,669	0.75%	-35.01%	2.08%
2007	249,808	$13.213813	$3,300,916	0.75%	0.73%	1.79%

Structured U.S. Equity Subaccount
2011	43,324	$9.798702	$424,515	0.75%	3.27%	1.76%
2010	44,101	$9.488199	$418,443	0.75%	12.00%	1.51%
2009	46,760	$8.471424	$396,127	0.75%	20.24%	2.24%
2008	44,867	$7.045207	$316,096	0.75%	-37.47%	1.71%
2007	44,836	$11.267046	$505,172	0.75%	-2.36%	1.04%

Strategic Growth Subaccount
2011	59,509	$9.389457	$558,755	0.75%	-3.34%	0.44%
2010	66,614	$9.713907	$647,080	0.75%	9.91%	0.46%
2009	59,752	$8.837830	$528,075	0.75%	46.65%	0.48%
2008	57,110	$6.026562	$344,175	0.75%	-42.19%	0.13%
2007	59,242	$10.424973	$617,592	0.75%	9.31%	0.19%

The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF):
U.S. Real Estate Subaccount
2011	40,948	$36.058857	$1,476,532	0.75%	5.13%	0.83%
2010	45,681	$34.298401	$1,566,776	0.75%	28.99%	2.12%
2009	48,441	$26.588972	$1,287,999	0.75%	27.40%	3.25%
2008	64,950	$20.870684	$1,355,542	0.75%	-38.36%	3.37%
2007	70,823	$33.858555	$2,397,961	0.75%	-17.69%	1.16%

Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount
2011	209,206	$32.848535	$6,872,115	0.75%	-18.61%	1.84%
2010	231,491	$40.358937	$9,342,713	0.75%	21.78%	1.20%
2009	249,483	$33.140088	$8,267,897	0.75%	68.58%	3.01%
2008	249,258	$19.657893	$4,899,888	0.75%	-49.11%	2.20%
2007	273,348	$38.625056	$10,558,072	0.75%	32.31%	1.26%

U.S. Small-Mid Cap Equity Subaccount
2011	121,626	$21.956782	$2,670,514	0.75%	-9.75%	0.00%
2010	131,095	$24.329064	$3,189,416	0.75%	22.80%	0.30%
2009	139,831	$19.811787	$2,770,300	0.75%	51.55%	0.00%
2008	147,605	$13.073198	$1,929,670	0.75%	-36.95%	0.00%
2007	171,272	$20.734133	$3,551,180	0.75%	-7.89%	0.00%

U.S. Strategic Equity Subaccount
2011	2,064	$10.085041	$20,818	0.75%	1.20%	1.05%
2010	1,569	$9.965621	$15,640	0.75%	12.01%	0.74%
2009	1,228	$8.897387	$10,928	0.75%	25.90%	0.98%
2008	1,154	$7.067184	$8,155	0.75%	-35.77%	1.10%
2007	412	$11.002698	$4,529	0.75%	-1.70%	0.53%

		Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
International Equity Subaccount
	2011	24,773	$8.626418	$213,705	0.75%	-7.96%	1.91%
	2010	26,049	$9.372427	$244,143	0.75%	5.93%	1.26%
	2009	31,853	$8.848060	$281,835	0.75%	20.56%	2.54%
	2008	43,247	$7.339424	$317,410	0.75%	-37.49%	1.20%
	2007	45,305	$11.740705	$531,917	0.75%	9.96%	2.60%

Old Mutual Insurance Series Fund:
Technology and Communications Subaccount
	2007	25,225	$2.681780	$67,648	0.75%	32.34%	0.00%

Fidelity Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount
	2011	494,961	$21.466679	$10,625,180	0.75%	-11.51%	0.02%
	2010	522,422	$24.260184	$12,674,056	0.75%	27.61%	0.12%
	2009	535,640	$19.010486	$10,182,780	0.75%	38.71%	0.46%
	2008	564,088	$13.705049	$7,730,847	0.75%	-40.06%	0.24%
	2007	578,587	$22.863783	$13,228,686	0.75%	14.48%	0.49%

VIP Contrafund Subaccount
	2011	839,123	$14.131740	$11,858,274	0.75%	-3.51%	0.78%
	2010	875,035	$14.645233	$12,815,087	0.75%	16.06%	1.02%
	2009	917,603	$12.619049	$11,579,272	0.75%	34.46%	1.19%
	2008	946,979	$9.384996	$8,887,395	0.75%	-43.12%	0.84%
	2007	851,747	$16.499363	$14,053,288	0.75%	16.42%	0.81%

VIP Growth Subaccount
	2011	316,893	$7.834474	$2,482,687	0.75%	-0.78%	0.13%
	2010	322,627	$7.895679	$2,547,363	0.75%	22.94%	0.03%
	2009	311,642	$6.422378	$2,001,486	0.75%	27.01%	0.21%
	2008	315,447	$5.056495	$1,595,058	0.75%	-47.70%	0.65%
	2007	279,629	$9.668601	$2,703,619	0.75%	25.71%	0.36%

VIP Equity-Income Subaccount
	2011	183,608	$12.884744	$2,365,744	0.75%	-0.09%	2.32%
	2010	184,282	$12.896697	$2,376,631	0.75%	14.06%	1.67%
	2009	181,278	$11.306730	$2,049,658	0.75%	28.92%	2.14%
	2008	168,977	$8.770535	$1,482,022	0.75%	-43.24%	2.51%
	2007	141,165	$15.451842	$2,181,253	0.75%	0.51%	1.61%

VIP Real Estate Subaccount
	2011	41,169	$18.701998	$769,946	0.75%	6.98%	1.04%
	2010	38,711	$17.481085	$676,714	0.75%	29.12%	1.70%
	2009	26,817	$13.538503	$363,060	0.75%	35.39%	5.11%	1/6/09

Janus Aspen Series - Service Shares:
Janus Subaccount
	2011	232,968	$7.221323	$1,682,335	0.75%	-6.24%	0.43%
	2010	262,206	$7.702041	$2,019,521	0.75%	13.41%	0.38%
	2009	268,945	$6.791444	$1,826,522	0.75%	35.00%	0.39%
	2008	255,073	$5.030652	$1,283,185	0.75%	-40.32%	0.58%
	2007	267,756	$8.429019	$2,256,924	0.75%	13.94%	0.58%

Worldwide Subaccount
	2011	260,666	$6.422460	$1,674,119	0.75%	-14.63%	0.49%
	2010	264,026	$7.522803	$1,986,217	0.75%	14.66%	0.49%
	2009	265,516	$6.560970	$1,742,046	0.75%	36.38%	1.29%
	2008	254,096	$4.810748	$1,222,390	0.75%	-45.22%	0.97%
	2007	300,733	$8.781895	$2,641,008	0.75%	8.54%	0.56%

Balanced Subaccount
	2011	247,000	$15.209742	$3,756,804	0.75%	0.60%	2.16%
	2010	271,746	$15.118734	$4,108,458	0.75%	7.31%	2.54%
	2009	285,878	$14.088191	$4,027,507	0.75%	24.65%	2.71%
	2008	312,085	$11.302432	$3,527,314	0.75%	-16.69%	2.43%
	2007	306,018	$13.566170	$4,151,493	0.75%	9.46%	2.25%

Overseas Subaccount
	2011	237,497	$25.521829	$6,061,348	0.75%	-32.84%	0.38%
	2010	258,459	$38.002007	$9,821,969	0.75%	24.09%	0.55%
	2009	261,091	$30.625274	$7,995,981	0.75%	77.74%	0.42%
	2008	248,629	$17.230482	$4,284,005	0.75%	-52.59%	1.17%
	2007	209,287	$36.340427	$7,605,572	0.75%	27.06%	0.48%

J.P. Morgan Series Trust II (note 4):
Small Company Subaccount
	2008	29,907	$10.978065	$328,323	0.75%	-32.49%	0.19%
	2007	32,756	$16.262330	$532,693	0.75%	-6.38%	0.01%

Mid Cap Value Subaccount
	2008	197,188	$14.377825	$2,835,133	0.75%	-33.71%	1.07%
	2007	217,622	$21.688174	$4,719,821	0.75%	1.69%	0.85%

J.P. Morgan Insurance Trust - Class I (note 4):
Small Cap Core Subaccount
	2011	35,106	$15.929954	$559,236	0.75%	-5.48%	0.13%
	2010	34,017	$16.853332	$573,303	0.75%	26.18%	0.00%
	2009	35,023	$13.356501	$467,782	0.75%	29.86%	0.38%	4/24/09

		Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
Mid Cap Value Subaccount
	2011	164,200	$22.451798	$3,686,575	0.75%	1.40%	1.32%
	2010	171,395	$22.141376	$3,794,916	0.75%	22.54%	1.24%
	2009	195,748	$18.069361	$3,537,043	0.75%	29.48%	0.00%	4/24/09

MFS Variable Insurance Trust - Service Class:
New Discovery Subaccount
	2011	31,057	$15.075770	$468,207	0.75%	-11.16%	0.00%
	2010	28,699	$16.969354	$487,000	0.75%	34.93%	0.00%
	2009	32,397	$12.576558	$407,437	0.75%	61.71%	0.00%
	2008	26,673	$7.777280	$207,446	0.75%	-39.97%	0.00%
	2007	21,037	$12.955967	$272,553	0.75%	1.49%	0.00%

Investors Growth Stock Subaccount
	2011	17,933	$11.771783	$211,104	0.75%	-0.38%	0.26%
	2010	19,570	$11.816174	$231,243	0.75%	11.32%	0.29%
	2009	19,983	$10.614888	$212,122	0.75%	38.06%	0.45%
	2008	20,464	$7.688595	$157,337	0.75%	-37.45%	0.27%
	2007	20,555	$12.292063	$252,669	0.75%	10.19%	0.08%

Mid Cap Growth Subaccount
	2011	34,797	$8.703650	$302,861	0.75%	-6.86%	0.00%
	2010	36,665	$9.344870	$342,631	0.75%	28.24%	0.00%
	2009	33,939	$7.286846	$247,311	0.75%	40.20%	0.00%
	2008	51,643	$5.197513	$268,416	0.75%	-51.96%	0.00%
	2007	45,554	$10.818153	$492,813	0.75%	8.69%	0.00%

Total Return Subaccount
	2011	189,314	$14.076711	$2,664,912	0.75%	0.83%	2.36%
	2010	199,486	$13.960798	$2,784,979	0.75%	8.82%	2.56%
	2009	208,080	$12.829596	$2,669,586	0.75%	16.85%	3.47%
	2008	231,496	$10.979722	$2,541,765	0.75%	-22.90%	2.89%
	2007	286,309	$14.241098	$4,077,357	0.75%	3.16%	2.43%

The Prudential Series Fund, Inc. - Class II:
Jennison Subaccount
	2011	15,603	$16.263623	$253,763	0.75%	-0.83%	0.00%
	2010	14,955	$16.399657	$245,260	0.75%	10.62%	0.02%
	2009	14,045	$14.825262	$208,217	0.75%	41.52%	0.25%
	2008	9,076	$10.475451	$95,078	0.75%	-38.02%	0.07%
	2007	7,943	$16.901915	$134,255	0.75%	10.72%	0.00%

Jennison 20/20 Focus Subaccount
	2011	192,138	$20.698974	$3,977,055	0.75%	-5.22%	0.00%
	2010	213,111	$21.838122	$4,653,954	0.75%	6.56%	0.00%
	2009	217,510	$20.492852	$4,457,409	0.75%	56.23%	0.00%
	2008	207,575	$13.117110	$2,722,779	0.75%	-39.85%	0.00%
	2007	175,254	$21.808156	$3,821,975	0.75%	9.29%	0.14%

UBS Series Trust - Class I:
U.S. Allocation Subaccount
	2008	1,023	$10.436918	$10,678	0.75%	-35.82%	2.71%
	2007	1,120	$16.261224	$18,211	0.75%	1.14%	4.53%

PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount
	2011	233,472	$17.914547	$4,182,551	0.75%	10.84%	2.05%
	2010	228,606	$16.161843	$3,694,695	0.75%	7.31%	1.44%
	2009	221,953	$15.061509	$3,342,950	0.75%	17.48%	3.08%
	2008	218,503	$12.820415	$2,801,294	0.75%	-7.73%	3.52%
	2007	206,763	$13.894153	$2,872,801	0.75%	9.84%	4.66%

Total Return Subaccount
	2011	444,687	$16.675497	$7,415,381	0.75%	2.84%	2.63%
	2010	458,007	$16.214217	$7,426,225	0.75%	7.31%	2.42%
	2009	426,886	$15.109956	$6,450,222	0.75%	13.20%	5.20%
	2008	362,371	$13.348339	$4,837,056	0.75%	4.03%	4.45%
	2007	307,415	$12.831551	$3,944,612	0.75%	7.95%	4.80%

Global Bond Subaccount
	2011	191,933	$18.910190	$3,629,492	0.75%	6.77%	2.55%
	2010	184,925	$17.710722	$3,275,148	0.75%	10.83%	2.73%
	2009	181,351	$15.980536	$2,898,081	0.75%	15.97%	3.14%
	2008	154,250	$13.780159	$2,125,584	0.75%	-1.58%	3.34%
	2007	91,503	$14.001232	$1,281,153	0.75%	8.93%	3.28%

CommodityRealReturn Strategy Subaccount
	2011	31,714	$14.950512	$474,144	0.75%	-8.24%	13.21%
	2010	43,522	$16.293896	$709,141	0.75%	23.60%	15.94%
	2009	32,625	$13.182991	$430,097	0.75%	31.83%	12.15%	1/6/09

Calvert Variable Series, Inc.:
VP SRI Equity Subaccount
	2011	33,350	$8.734892	$291,307	0.75%	-2.08%	0.00%
	2010	33,888	$8.920111	$302,285	0.75%	16.39%	0.06%
	2009	37,071	$7.663870	$284,104	0.75%	33.26%	0.43%
	2008	37,311	$5.751032	$214,575	0.75%	-36.27%	0.00%
	2007	37,508	$9.024517	$338,488	0.75%	9.17%	0.00%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount
2011	35,324	$16.102498	$568,812	0.75%	7.93%	1.49%
2010	34,965	$14.919216	$521,652	0.75%	14.19%	1.79%
2009	30,528	$13.065446	$398,864	0.75%	21.32%	2.24%
2008	27,641	$10.769493	$297,677	0.75%	-30.25%	1.64%
2007	24,430	$15.439456	$377,188	0.75%	6.05%	1.12%

Royce Capital Fund - Investment Class:
Small-Cap Subaccount
2011	254,520	$23.243647	$5,915,966	0.75%	-4.00%	0.34%
2010	260,500	$24.212523	$6,307,363	0.75%	19.63%	0.12%
2009	264,081	$20.240310	$5,345,087	0.75%	34.20%	0.00%
2008	269,025	$15.082678	$4,057,616	0.75%	-27.72%	0.65%
2007	257,632	$20.868077	$5,376,279	0.75%	-2.87%	0.05%

Micro-Cap Subaccount
2011	158,563	$22.754148	$3,607,976	0.75%	-12.75%	2.34%
2010	167,115	$26.080550	$4,358,462	0.75%	28.99%	1.96%
2009	165,372	$20.218404	$3,343,563	0.75%	56.87%	0.00%
2008	166,115	$12.888876	$2,141,035	0.75%	-43.69%	2.75%
2007	162,123	$22.890903	$3,711,138	0.75%	3.20%	1.48%

The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount
2011	13,688	$14.155633	$193,765	0.75%	4.62%	4.13%
2010	7,489	$13.530414	$101,336	0.75%	6.06%	5.16%
2009	18,324	$12.756966	$233,762	0.75%	8.57%	7.98%
2008	25,290	$11.750408	$297,167	0.75%	-11.12%	3.68%
2007	7,720	$13.221095	$102,065	0.75%	4.43%	3.35%

U.S. Real Estate Subaccount
2011	75,171	$23.823475	$1,790,841	0.75%	4.88%	0.55%
2010	74,377	$22.715680	$1,689,518	0.75%	28.56%	1.93%
2009	69,985	$17.668889	$1,236,565	0.75%	27.54%	3.05%
2008	67,464	$13.853896	$934,633	0.75%	-38.52%	2.76%
2007	59,507	$22.533124	$1,340,868	0.75%	-17.89%	1.00%

International Growth Equity Subaccount (note 4)
2009	15,687	$8.490324	$133,190	0.75%	35.53%	0.91%
2008	19,190	$6.264708	$120,218	0.75%	-48.91%	0.00%
2007	19,585	$12.261569	$240,140	0.75%	13.41%	0.17%

Growth Subaccount
2011	15,690	$11.978421	$187,939	0.75%	-3.76%	0.00%
2010	16,210	$12.446535	$201,763	0.75%	21.70%	0.00%
2009	16,037	$10.227356	$164,021	0.75%	63.92%	0.00%
2008	9,632	$6.239402	$60,101	0.75%	-49.73%	0.00%
2007	3,511	$12.410694	$43,574	0.75%	20.75%	0.00%

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (note 4):
Invesco Van Kampen V.I. International Growth Equity Series II Subaccount
2010	12,073	$9.261023	$111,808	0.75%	24.24%	0.00%	5/28/10

Invesco International Growth Series II Subaccount
2011	12,514	$8.551300	$107,008	0.75%	-15.45%	0.00%	4/29/11

Legg Mason Partners Variable Equity Trust - Class I (note 4):
Legg Mason ClearBridge Variable Fundamental All Cap Value Subaccount
2011	14,415	$9.479501	$136,652	0.75%	-6.89%	1.29%
2010	15,460	$10.181270	$157,398	0.75%	15.74%	1.83%
2009	14,507	$8.796940	$127,615	0.75%	28.40%	1.37%
2008	13,928	$6.851427	$95,426	0.75%	-37.05%	2.30%
2007	9,045	$10.883988	$98,450	0.75%	-4.52%	1.97%	4/27/07

Legg Mason ClearBridge Variable Equity Income Builder Subaccount
2011	8,264	$10.500613	$86,782	0.75%	7.09%	7.99%
2010	2,661	$9.805016	$26,092	0.75%	11.43%	3.93%
2009	2,868	$8.799545	$25,239	0.75%	21.99%	3.03%
2008	1,844	$7.213375	$13,300	0.75%	-35.50%	1.40%
2007	895	$11.184219	$10,010	0.75%	0.63%	2.10%	4/27/07

Legg Mason ClearBridge Variable Large Cap Value Subaccount
2011	11,069	$10.147010	$112,317	0.75%	4.17%	2.24%
2010	10,608	$9.740537	$103,325	0.75%	8.65%	2.96%
2009	12,218	$8.965099	$109,535	0.75%	23.57%	2.08%
2008	6,434	$7.254866	$46,677	0.75%	-36.10%	1.38%
2007	11,265	$11.354109	$127,909	0.75%	3.12%	1.82%

Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Income Securities Subaccount
2011	317,152	$12.274203	$3,892,792	0.75%	1.62%	5.73%
2010	330,563	$12.078097	$3,992,576	0.75%	11.83%	6.75%
2009	326,077	$10.799993	$3,521,633	0.75%	34.59%	8.01%
2008	331,487	$8.024602	$2,660,047	0.75%	-30.18%	5.53%
2007	274,348	$11.493525	$3,153,226	0.75%	2.98%	3.45%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
Franklin Flex Cap Growth Securities Subaccount
2011	29,807	$10.559499	$314,746	0.75%	-5.51%	0.00%
2010	30,904	$11.175302	$345,360	0.75%	15.33%	0.00%
2009	29,797	$9.689850	$288,733	0.75%	31.98%	0.00%
2008	34,166	$7.341974	$250,843	0.75%	-35.80%	0.07%
2007	7,254	$11.435374	$82,947	0.75%	13.47%	0.10%

Templeton Foreign Securities Subaccount
2011	128,957	$9.594469	$1,237,276	0.75%	-11.30%	1.73%
2010	131,753	$10.816562	$1,425,111	0.75%	7.60%	1.89%
2009	115,431	$10.052564	$1,160,380	0.75%	36.02%	2.77%
2008	86,236	$7.390385	$637,314	0.75%	-40.82%	2.32%
2007	90,820	$12.488739	$1,134,229	0.75%	14.59%	1.88%

Neuberger Berman Advisers Management Trust - S Class:
AMT Regency Subaccount
2011	10,705	$9.419398	$100,832	0.75%	-7.40%	0.38%
2010	11,372	$10.171587	$115,670	0.75%	25.05%	0.34%
2009	9,719	$8.133907	$79,056	0.75%	45.07%	1.00%
2008	8,907	$5.606949	$49,942	0.75%	-46.35%	1.07%
2007	5,482	$10.451237	$57,289	0.75%	2.28%	0.61%

Financial Investors Variable Insurance Trust - Class II:
Ibbotson Conservative ETF Asset Allocation Subaccount
2011	9,409	$11.629633	$109,426	0.75%	2.38%	1.76%
2010	5,436	$11.359669	$61,747	0.75%	5.59%	1.84%
2009	2,611	$10.758567	$28,086	0.75%	7.59%	8.12%	1/6/09

Ibbotson Income & Growth ETF Asset Allocation Subaccount
2011	11,201	$12.124905	$135,805	0.75%	0.33%	1.11%
2010	7,646	$12.084515	$92,395	0.75%	8.07%	0.58%
2009	10,396	$11.182621	$116,252	0.75%	11.83%	1.35%	1/6/09

Ibbotson Balanced ETF Asset Allocation Subaccount
2011	44,485	$12.751069	$567,232	0.75%	-1.62%	1.00%
2010	41,286	$12.961489	$535,123	0.75%	10.80%	0.86%
2009	19,190	$11.697968	$224,486	0.75%	16.98%	2.14%	1/6/09

Ibbotson Growth ETF Asset Allocation Subaccount
2011	135,877	$13.084760	$1,777,914	0.75%	-4.39%	1.26%
2010	103,395	$13.686121	$1,415,074	0.75%	13.02%	1.29%
2009	15,706	$12.109983	$190,196	0.75%	21.10%	1.29%	1/6/09

Ibbotson Aggressive Growth ETF Asset Allocation Subaccount
2011	41,630	$13.285590	$553,081	0.75%	-5.75%	0.99%
2010	37,014	$14.095797	$521,737	0.75%	14.35%	0.33%
2009	30,099	$12.326992	$371,025	0.75%	23.27%	5.14%	1/6/09

ALPS Variable Insurance Trust - Class II:
AVS Listed Private Equity Subaccount
2010	2,044	$16.013236	$32,726	0.75%	21.12%	4.38%
2009	7,302	$13.220481	$96,532	0.75%	32.20%	1.03%	1/6/09

Federated Insurance Series - Service Shares:
Kaufmann Fund II Subaccount
2011	758	$12.437892	$9,432	0.75%	-14.13%	1.26%
2010	784	$14.484467	$11,363	0.75%	16.87%	0.00%
2009	868	$12.393624	$10,761	0.75%	23.94%	0.00%	1/6/09

Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount
2011	1,785	$11.521779	$20,561	0.75%	-7.96%	1.41%
2010	1,185	$12.517684	$14,835	0.75%	10.06%	0.80%
2009	663	$11.373218	$7,540	0.75%	13.73%	2.90%	1/6/09

Structured U.S. Equity Subaccount
2011	211	$13.444774	$2,842	0.75%	3.13%	1.70%

Strategic Growth Subaccount
2011	215	$14.520122	$3,129	0.75%	-3.58%	0.27%
2010	38	$15.059728	$571	0.75%	9.67%	0.39%
2009	4	$13.731250	$53	0.75%	37.31%	1.60%	1/6/09

Franklin Templeton Variable Insurance Products Trust - Class 4:
Franklin Income Securities Subaccount
2011	14,486	$14.754298	$213,734	0.75%	1.53%	5.56%
2010	13,948	$14.532413	$202,693	0.75%	11.71%	6.60%
2009	12,754	$13.009605	$165,921	0.75%	30.10%	0.10%	1/6/09

Franklin Flex Cap Growth Securities Subaccount
2011	1,210	$13.819673	$16,720	0.75%	-5.62%	0.00%
2010	916	$14.641883	$13,418	0.75%	15.22%	0.00%
2009	716	$12.707618	$9,099	0.75%	27.08%	0.01%	1/6/09

Templeton Foreign Securities Subaccount
2011	3,338	$12.555089	$41,911	0.75%	-11.40%	1.78%
2010	2,739	$14.171207	$38,814	0.75%	7.57%	1.93%
2009	2,270	$13.173463	$29,900	0.75%	31.73%	0.00%	1/6/09

Franklin Templeton VIP Founding Funds Allocation Subaccount
2011	3,042	$13.314188	$40,501	0.75%	-2.40%	0.01%
2010	1,406	$13.641864	$19,187	0.75%	9.42%	4.77%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
2009	65	$12.467507	$805	0.75%	24.68%	0.00%	1/6/09

Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount
2011	143,371	$12.233290	$1,753,902	0.75%	-7.90%	1.02%
2010	118,352	$13.281906	$1,571,941	0.75%	7.87%	1.07%
2009	79,021	$12.312885	$972,979	0.75%	23.13%	0.02%	1/6/09

VIP Global Natural Resources Subaccount
2011	51,051	$13.526873	$690,561	0.75%	-22.03%	0.00%
2010	62,800	$17.348762	$1,089,499	0.75%	16.20%	0.00%
2009	65,056	$14.930352	$971,307	0.75%	49.30%	0.00%	1/6/09

VIP Science and Technology Subaccount
2011	19,165	$14.269374	$273,472	0.75%	-6.47%	0.00%
2010	13,839	$15.256065	$211,128	0.75%	11.91%	0.00%
2009	24,201	$13.631877	$329,911	0.75%	36.32%	0.00%	1/6/09

*	This represents the annualized contract expense rates of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to policy holder accounts through the redemption of units.

**	This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from inception date through the end of the period. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.

***	Accumulation units are rounded to the nearest whole number.

****	The Investment Income Ratio represents the net investment income dividends that were received by the subaccount for the periods indicated, divided by average net assets. Distributions of net capital gains by the underlying fund and expenses of the subaccount are not included in the calculation. The recognition of investment income by the subaccount is affected by the timing of dividends declared by the underlying fund. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates. The Investment Income Ratios for funds that were eligible for investment during only a portion of a year are calculated by dividing the actual dividends received by the average net assets for the period in which assets were present. The ratio is annualized in these instances.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Ohio National Life Assurance Corporation and Contract Owners of Ohio National Variable Account R:

We have audited the accompanying statements of assets and contract owners’ equity of Ohio National Variable Account R (comprised of the sub-accounts listed in note 1) (collectively, “the Accounts”) as of December 31, 2011, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2011, the results of their operations, changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, OH

April 11, 2012

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Financial Statements

December 31, 2011 and 2010

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder

Ohio National Life Assurance Corporation:

We have audited the accompanying balance sheets of Ohio National Life Assurance Corporation (a wholly owned subsidiary of The Ohio National Insurance Company) (the Company) as of December 31, 2011 and 2010, and the related statements of income, changes in stockholder’s equity, and cash flows for each of the years in the three-year period ended December 31, 2011. In connection with our audits of the financial statements, we have also audited financial statement schedules I, III, IV, and V. These financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Ohio National Life Assurance Corporation as of December 31, 2011 and 2010, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2011, in conformity with U.S. generally accepted accounting principles. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, OH

April 13, 2012

1

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Balance Sheets

December 31, 2011 and 2010

(Dollars in thousands, except share amounts)

Assets	2011	2010
Investments:
Securities available-for-sale, at fair value:
Fixed maturity	$1,706,482	1,711,359
Fixed maturity securities on loan	92,037	96,247
Equity securities	194	12
Equity securities on loan	2	—
Fixed maturity held-to-maturity securities, at amortized cost	318,466	290,206
Mortgage loans on real estate, net	396,919	396,905
Policy loans	85,786	81,202
Other long-term investments	949	2,333
Short-term investments securities lending collateral	97,551	105,515
Short-term investments	—	24,995
Total investments	2,698,386	2,708,774
Cash	133,190	75,326
Accrued investment income	25,924	25,034
Deferred policy acquisition costs	373,440	396,387
Reinsurance recoverable	809,725	598,904
Other assets	12,040	12,485
Federal income tax recoverable	10,403	—
Assets held in separate accounts	223,762	247,759
Total assets	$4,286,870	4,064,669
Liabilities and Stockholder’s Equity
Future policy benefits and claims	$3,204,570	2,987,366
Other policyholder funds	12,429	12,282
Federal income taxes:
Current	—	1,421
Deferred	28,374	59,393
Other liabilities	63,606	25,262
Payables for securities lending collateral	97,551	105,515
Liabilities related to separate accounts	223,762	247,759
Total liabilities	3,630,292	3,438,998
Commitments and contingencies
Stockholder’s equity:
Class A common stock, $3,000 par value.
Authorized 10,000 shares; issued and outstanding 3,200 shares	9,600	9,600
Additional paid-in capital	87,977	87,977
Accumulated other comprehensive income	51,451	33,820
Retained earnings	507,550	494,274
Total stockholder’s equity	656,578	625,671
Total liabilities and stockholder’s equity	$4,286,870	4,064,669

See accompanying notes to financial statements.

2

OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statements of Income

Years ended December 31, 2011, 2010 and 2009

(Dollars in thousands)
	2011	2010	2009
Revenues:
Universal life policy charges	$123,220	123,377	116,792
Traditional life insurance premiums	(86,698)	30,884	41,148
Accident and health insurance premiums	5,201	5,604	4,833
Annuity premiums and charges	—	—	45
Net investment income	156,279	153,338	149,336
Net realized gains (losses):
Investment gains (losses):
Total other-than-temporary impairment
losses on securities	(4,827)	(5,400)	(23,789)
Portion of impairment losses
recognized in other comprehensive income	(82)	959	15,074
Net other-than-temporary
impairment losses on securities
recognized in earnings	(4,909)	(4,441)	(8,715)
Realized gains (losses), excluding other-
than-temporary impairment losses
on securities	10,154	1,110	(4,748)
Total investment gains (losses)	5,245	(3,331)	(13,463)
Other (loss) income	(548)	44	287
	202,699	309,916	298,978
Benefits and expenses:
Benefits and claims	81,686	157,689	138,972
Amortization of deferred policy acquisition
costs, excluding impact of realized gains (losses)	54,086	52,447	30,015
Amortization of deferred policy acquisition
costs due to realized gains (losses)	545	92	23
Other operating costs and expenses	9,211	44,946	43,126
	145,528	255,174	212,136
Income before income taxes	57,171	54,742	86,842
Income taxes:
Current expense	59,767	29	14,382
Deferred (benefit) expense	(40,512)	18,268	15,935
	19,255	18,297	30,317
Net income	$37,916	36,445	56,525
See accompanying notes to financial statements.

3

OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statements of Changes in Stockholder’s Equity

Years ended December 31, 2011, 2010 and 2009

(Dollars in thousands)
			Accumulated
	Class A	Additional	other		Total
	common	paid-in	comprehensive	Retained	stockholder’s
	stock	capital	income (loss)	earnings	equity
Balance, December 31, 2008	$9,600	87,977	(94,272)	440,844	444,149
Cumulative effect of change in accounting principle, net of taxes	—	—	(1,100)	1,100	—
Dividends to stockholder	—	—	—	(20,480)	(20,480)
Comprehensive income:
Net income	—	—	—	56,525	56,525
Other comprehensive income	—	—	88,603	—	88,603
Total comprehensive income					145,128
Balance, December 31, 2009	9,600	87,977	(6,769)	477,989	568,797
Dividends to stockholder	—	—	—	(20,160)	(20,160)
Comprehensive income:
Net income	—	—	—	36,445	36,445
Other comprehensive income	—	—	40,589	—	40,589
Total comprehensive income					77,034
Balance, December 31, 2010	9,600	87,977	33,820	494,274	625,671
Dividends to stockholder	—	—	—	(24,640)	(24,640)
Comprehensive income:
Net income	—	—	—	37,916	37,916
Other comprehensive income	—	—	17,631	—	17,631
Total comprehensive income					55,547
Balance, December 31, 2011	$9,600	87,977	51,451	507,550	656,578
See accompanying notes to financial statements.

4

OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statements of Cash Flows

Years ended December 31, 2011, 2010 and 2009

(Dollars in thousands)

	2011	2010	2009
Cash flows from operating activities:
Net income	$37,916	36,445	56,525
Adjustments to reconcile net income to net cash (used in)
provided by operating activities:
Interest credited to policyholder account values	94,404	100,918	101,019
Universal life product policy fees	(110,737)	(108,962)	(103,346)
Capitalization of deferred policy acquisition costs	(49,198)	(62,676)	(60,817)
Amortization of deferred policy acquisition costs	54,631	52,539	30,038
Amortization and depreciation	(144)	(243)	(2,451)
Net realized (gains) losses on investments	(5,245)	3,331	13,463
Deferred income tax (benefit) expense	(40,512)	18,268	15,935
(Increase) decrease in accrued investment income	(890)	(418)	62
Increase in reinsurance receivables and other assets	(210,376)	(51,335)	(69,798)
Increase in policyholder liabilities	172,885	74,270	56,292
Increase (decrease) in other policyholder funds	147	(1,221)	2,411
(Decrease) increase in federal income tax recoverable	(11,824)	11,054	(44,421)
Increase (decrease) in other liabilities	38,344	(3,803)	(9,786)
Other, net	(264)	(1,230)	309

Net cash (used in) provided by operating activities	(30,863)	66,937	(14,565)
Cash flows from investing activities:
Proceeds from sale and maturity of fixed maturity
available-for-sale securities	265,758	164,268	128,808
Proceeds from maturity of fixed maturity held-to-maturity securities	39,237	39,981	35,898
Proceeds from repayment of mortgage loans on real estate	35,833	42,442	40,387
Proceeds from other long term investments	1,825	719	67
Proceeds from sale of available-for-sale equity securities	—	6	8
Cost of fixed maturity available-for-sale securities acquired	(204,528)	(312,129)	(211,696)
Cost of fixed maturity held-to-maturity securities acquired	(70,549)	(78,035)	(49,915)
Cost of mortgage loans on real estate acquired	(35,208)	(23,242)	(4,684)
Cost of available-for-sale equity securities acquired	—	(5)	(17)
Cost of other long term investments	(175)	(24)	—
Change in payables for securities lending collateral, net	(7,964)	105,515	—
Net decrease (increase) in short-term investments	24,995	89,979	(90,049)
Change in policy loans, net	(4,584)	(2,313)	(10,000)

Net cash provided by (used in) investing activities	44,640	27,162	(161,193)

Cash flows from financing activities:
Universal life and investment product account deposits	163,375	208,122	209,640
Universal life and investment product account withdrawals	(102,612)	(114,326)	(90,768)

Dividends paid to parent	(24,640)	(20,160)	(20,480)

Net cash provided by financing activities	36,123	73,636	98,392

Net increase (decrease) in cash and cash equivalents	49,900	167,735	(77,366)

Cash and cash equivalents, beginning of year	180,841	13,106	90,472
Cash and cash equivalents, end of year	$230,741	180,841	13,106

Supplemental disclosure:
Income taxes paid	$4,055	58,788	7,955

See accompanying notes to financial statements.

5

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(1)	Organization and Business Description

Ohio National Life Assurance Corporation (“ONLAC” or the “Company”) is a stock life insurance company wholly owned by The Ohio National Life Insurance Company (“ONLIC”), a stock life insurance company. ONLAC and ONLIC are members of the Ohio National group of companies, which is comprised of Ohio National Mutual Holdings, Inc. (“ONMH”) and all of its subsidiaries and affiliates. ONLAC is a life and health insurer licensed in 47 states, the District of Columbia and Puerto Rico. The Company offers term life, universal life, health and annuity products through independent agents and other distribution channels and is subject to competition from other insurers throughout the United States. The Company is subject to regulation by the insurance departments of states in which it is licensed and undergoes periodic examinations by those departments.

Certain securities in the 2010 fixed income portfolio have been reclassified in footnotes 5 and 6 to conform to the current presentation.

The following is a description of the most significant risks facing life and health insurers:

Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to protect or benefit policyholders that reduce insurer profits, new legal theories or insurance company insolvencies (through guaranty fund assessments) may create costs for the insurer beyond those recorded in the financial statements.

Credit Risk is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay.

Interest Rate Risk is the risk that interest rates will change and cause a decrease in the value of an insurer’s investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Reinsurance Risk is the risk that the Company will experience a decline in the availability of financially stable reinsurers for its ongoing business needs. The Company has entered into reinsurance contracts to cede a portion of its general account life and health business. Total amounts recoverable under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts, which totaled $809,725 and $598,904 as of December 31, 2011 and 2010, respectively. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the contract holder.

6

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Equity Market Risk is the risk of loss due to declines in the equity markets in which the Company participates. A source of revenues for the Company is derived from asset fees, which are calculated as a percentage of Separate Account assets. Thus, losses in the equity markets, unless offset by additional sales of variable products, will result in corresponding decreases in Separate Account assets and asset fee revenue.

Liquidity Risk. There are a number of proposals pending to change the tax treatment for corporate owned life insurance (“COLI”). These proposals could also have an impact on, or apply to, bank-owned life insurance (“BOLI”). Although we have not been active in the COLI market, we have had meaningful sales in the BOLI market. If one or more of these proposals were adopted, it could impact our ability to sell BOLI in the future. If the tax treatment of existing BOLI policies is changed, there is the potential that a portion of the BOLI policies we have issued may be surrendered or allowed to lapse, potentially reducing our profits and creating a liquidity strain if a substantial portion of those policies were to be surrendered or allowed to lapse in a short period of time. However, it is important to note that bank behavior to this change would vary, and if tax changes are prospective, this block of business would have a low surrender/lapse risk. Ohio National has applied risk mitigation through diversifying our BOLI sales to community banks and credit unions. Credit unions are tax exempt entities, thus eliminating the surrender risk due to any pending tax law changes. In addition, we have managed our BOLI growth to not exceed a specified percentage of general account assets to minimize liquidity strain.

(2)	Summary of Significant Accounting Policies

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”), which differ from statutory accounting practices prescribed or permitted by regulatory authorities (see note 3).

(a)	Valuation of Investments, Related Gains and Losses, and Investment Income

Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity and equity securities classified as available-for-sale are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, future policy benefits and claims and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in stockholder’s equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized gains been realized and the proceeds reinvested at then current market interest rates, which were lower than the current existing effective portfolio rate. The Company has no fixed maturity securities classified as trading.

7

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The fair value of fixed maturity and equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or “internal pricing matrix” is most often used. The internal pricing matrix is developed by obtaining spreads for private placements and corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, management determines the fair value using other modeling techniques, primarily commercial software applications utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2011, 77.7% of the fair values of fixed maturity securities were obtained from independent pricing services, 17.2% from the Company’s pricing matrices and 5.1% from other sources.

Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of these mortgage loans based on a review by portfolio managers. These mortgage loans are considered impaired after being delinquent for at least 60 days and, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or, at the fair value of the collateral less estimated costs to sell, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowances are recorded in net realized gains and losses. Loans in foreclosure and loans considered to be impaired as of the balance sheet date are placed on nonaccrual status. Interest received on nonaccrual status mortgage loans are included in net investment income in the period received.

The unallocated valuation allowance account for these loans is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for mortgage loan losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy’s anniversary date.

8

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Venture capital partnerships are carried on the equity basis and are included under other long-term investments on the balance sheet.

Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value of investments. For those fixed maturity securities where fair value is 50% or less of amortized cost for one month or 80% of amortized cost for six consecutive months or more, additional analysis is prepared which focuses on each issuer’s ability to service its debts and the length of time and extent the security has been valued below cost. This process provides for an assessment of the credit quality or future cash flows of each investment in the securities portfolio.

For those securities identified above, the Company considers additional relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporarily impaired (“OTI”). Examples of the relevant facts and circumstances that may be considered include: (1) the current fair value of the security as compared to cost, (2) the length of time the fair value has been below cost, (3) the financial position of the issuer, including the current and future impact of any specific events, (4) any items specifically pledged to support the credit along with any other security interests or collateral, (5) the Company’s intent to sell the security or if it is more likely than not that it will be required to sell the security before it can recover the amortized cost, (6) the business climate, (7) management changes, (8) litigation and government actions, (9) monitoring late payments, (10) downgrades by rating agencies, (11) financial statements and key financial ratios, (12) revenue forecasts and cash flow projections as indicators of credit issues, and (13) other circumstances particular to an individual security.

For structured securities included in fixed maturity securities the Company determines if the collection of cash flows for the investment is in question. For each security deemed by management that meets the criteria for additional analysis, the Company prepares an analysis of the present value of the expected cash flows, using the interest rate implicit in the investment at the date of acquisition. To the extent that the present value of cash flows generated by a security is less than the amortized cost, an OTI is recognized in the statements of income. For those debt securities for which an OTI is determined and the Company has the intent to sell the security, or if it is more likely than not that it will be required to sell the security before recovery of the amortized cost, the entire unrealized loss (the amount the amortized cost basis exceeds the fair value) is recognized in the statements of income. If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security, but the security has suffered a credit loss (the amortized cost basis exceeds the present value of the expected cash flows), the impairment charge (excess of amortized cost over fair value) is bifurcated with the credit loss portion recorded in the statements of income, and the remainder, or noncredit loss portion recorded in other comprehensive income. For those fixed maturity securities for which the Company has recorded a portion of the OTI in other comprehensive income, the Company prospectively amortizes the amount of the loss that was recorded in other comprehensive income over the remaining life of the security to the statements of income based on the timing of future cash flows.

9

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The Company discloses as part of the separate component of accumulated other comprehensive income the noncredit portion of any OTI (see note 6). Subsequent changes in fair value that are not considered OTI, are not included in the separate component of other comprehensive income.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other-than-temporary. These risks and uncertainties include (1) the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) the risk that inaccurate information could be provided to the Company’s investment professionals who determine the fair value estimates and other-than-temporary impairments, and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value. Any of these situations are reasonably possible and could result in a charge to income in a future period.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification on the trade date.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from actual prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Interest is accrued as earned using an effective yield method giving effect to amortization of premiums and accretion of discounts.

(b)	Revenues and Benefits

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of term life policies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual immediate and deferred annuities. Universal life insurance products include universal life, variable universal life and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, cost of insurance charges, asset fees, policy administration fees, and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based upon the nature of such fees. Cost of insurance charges and policy administrative fees are assessed on a daily, monthly or annual basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs, and interest credited to policy account balances.

10

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Accident and Health Insurance Products – Accident and health insurance premiums are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

(c)	Deferred Policy Acquisition Costs

The recoverable costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new and renewal business have been capitalized as deferred acquisition costs (“DAC”). DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period. For traditional nonparticipating life insurance products, DAC is amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

For investment and universal life products, DAC is amortized with interest over the lives of the policies in relation to the present value of the estimated future gross profits from projected interest margins, asset fees, cost of insurance charges, policy administration fees, surrender charges, and net realized gains and losses less policy benefits and policy maintenance expenses. DAC for investment products and universal life business is adjusted to reflect the impact of unrealized gains and losses on the related fixed maturity securities available-for-sale (see note 2(a)).

The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is 9.15%, a blend of expected returns from stock, money market and bond funds after deductions for policy charges. The Company assumes that the level of separate account assets resulting from market performance will revert, over a three-year period, to the level expected if the long-term assumed trend rate had applied. This assumption is commonly referred to as a reversion to the mean. The Company’s policy regarding the reversion to the mean process does not permit projected returns to be below 1.00% or in excess of 17.29% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization. Any resulting DAC unlocking adjustments are reflected currently in the statements of income.

11

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(d)	Separate Accounts

Separate Account assets and liabilities represent contract holders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the Separate Accounts is not reflected in the statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed.

(e)	Future Policy Benefits

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical ailment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts). The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries.

Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields, and withdrawals which were used or which were being experienced at the time the policies were issued (see note 7).

Future policy benefits for investment products in the accumulation phase, universal life insurance products and variable universal life insurance products have been calculated based on participants’ contributions plus interest credited less applicable contract charges (see note 7).

Future policy benefits for payout annuities have been calculated using the present value of future benefits and maintenance costs discounted using varying interest rates (see note 7).

12

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The Company has established a reserve for three Universal Life plans with lifetime secondary guarantees, which the Company discontinued prior to 2010. The following table summarizes the reserve net of reinsurance and net amount at risk as of December 31:

	Reserve net of reinsurance	Net amount at risk	Weighted average attained age
2011	$ 245	16,824	62
2010	$ 3,100	350,425	60

(f)	Reinsurance

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

(g)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

In determining the need for a valuation allowance, the Company considers the carryback capacity to absorb losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies. The determination of the valuation allowance for the Company’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. Management’s judgments are subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitive pricing, and specific industry and market conditions.

The Company is included as part of the life/nonlife consolidated Federal income tax return of its ultimate parent, ONMH, and its U.S. domestic subsidiaries.

13

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(h)	Cash Equivalents

For purposes of the statements of cash flows, the Company considers all short-term investments with original maturities of three months or less (including securities lending collateral) to be cash equivalents.

(i)	Use of Estimates

In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The estimates susceptible to significant change are those used in determining the balance, amortization and recoverability of deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, provision for income taxes, valuation allowances for mortgage loans on real estate, and impairment losses on investments. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(j)	Recently Issued Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board (“FASB”) issued new guidance regarding comprehensive income Accounting Standards Update (“ASU”) 2011-05, Comprehensive Income: Presentation of Comprehensive Income, effective for the fiscal year beginning after December 15, 2011. This guidance should be applied retrospectively and early adoption is permitted. The new guidance provides companies with the option to present the total of comprehensive income, components of net, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The objective of the standard is to increase the prominence of items reported in other comprehensive income and to facilitate convergence of GAAP and International Financial Reporting Standards (“IFRS”). The standard eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholder’s equity. The Company intends to adopt this new guidance in 2012 and the adoption of this guidance will impact the presentation of the Company’s financial statements.

In May 2011, the FASB issued new guidance regarding fair value measurements ASU 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. and IFRSs, effective for the annual period beginning after December 15, 2011. The guidance should be applied prospectively. The amendments in the ASU are intended to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRS. Some of the amendments clarify the FASB’s intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The Company intends to adopt this new guidance in 2012 and the adoption of this guidance will result in increased disclosures.

14

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

In April 2011, the FASB issued amended guidance regarding troubled debt restructuring ASU 2011-02, Receivables: A Creditor’s Determination of whether a Restructuring is a Troubled Debt Restructuring. In making the determination, a creditor must evaluate and conclude that the restructuring constitutes a concession and that the debtor is experiencing financial difficulties. The amended guidance provides clarifications as to whether a concession has been made and provides additional guidance on a creditor’s evaluation of whether a debtor is experiencing financial difficulties. This guidance became effective for the annual period beginning after June 15, 2011 and retrospective application to the beginning of the annual period of adoption is required. The Company adopted this guidance on July 1, 2011 with retroactive application to January 1, 2011 with no material impact to the financial statements.

In April 2011, the FASB issued new guidance regarding effective control in repurchase agreements ASU 2011-03, Transfers and Servicing: Reconsideration of Effective Control for Repurchase Agreements, effective for the annual period beginning after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The amendments in this ASU remove from the assessment of effective control the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets. The Company adopted this new guidance on January 1, 2012 with no material impact to the financial statements.

In October 2010, the FASB amended its guidance under FASB Accounting Standards Codification (“ASC”) 944, Accounting of Costs Associated with Acquiring or Renewing Insurance Contracts. The new guidance is contained in ASU 2010-26 and will require certain costs such as sales compensation or telemarketing costs that are related to unsuccessful efforts and any indirect costs to be expensed as incurred, rather than being capitalized and amortized over future periods. This new guidance must be implemented no later than January 1, 2012 or may be implemented earlier with any changes in the Company’s financial statements being recognized prospectively for acquisition costs incurred beginning in the earlier period or through retrospective adjustment of comparative prior periods. The Company intends to adopt this guidance in 2012. The Company is currently in the process of determining the impact of adoption and the adoption of this guidance is expected to have a material impact to DAC and Retained Earnings and result in fewer costs being deferred.

In July 2010, the FASB issued new guidance regarding disclosures about the credit quality of financing receivables and the allowance for credit losses ASU 2010-20, Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses. This guidance requires additional disclosures about the credit quality of financing receivables, such as aging information and credit quality indicators. In addition, disclosures must be disaggregated by portfolio segment or class based on how a company develops its allowance for credit losses and how it manages its credit exposure. The Company adopted this guidance effective January 1, 2011. There was no impact on the Company’s financial statements. See note 12 for the required disclosures.

15

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

In April 2010, the FASB amended guidance under FASB ASC 944, How Investments Held through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments. The new guidance is contained in ASU 2010-15 and clarifies that an insurance entity should not consider any separate account interests held for the benefit of policy holders in an investment to be the insurer’s interests and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for the benefit of a related party policy holder as defined in the Variable Interest Subsections of Subtopic 810-10 and those Subsections require the consideration of related parties. The Company adopted this guidance effective January 1, 2011. There was no impact on the Company’s financial statements.

In April 2009 the FASB issued guidance under FASB ASC 820-10, Fair Value Measurements and Disclosures. Subsequently, in January 2010, the FASB issued amended guidance under FASB ASU 2010-06. This guidance requires new disclosures about recurring or nonrecurring fair-value measurements including significant transfers into and out of Level 1 and Level 2 fair-value measurements. In addition ASU 2010-06 clarified the level of disaggregation, inputs and valuation techniques. This section of ASU 2010-06 is effective for fiscal and interim reporting periods beginning after December 15, 2009. The Company has adopted this section of ASU 2010-06 effective January 1, 2010. The adoption of this new accounting guidance did not have a material impact on the presentation of the Company’s financial statements. In addition, ASU 2010-06 also requires information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair-value measurements. The Company adopted this guidance effective January 1, 2011. There was no impact on the Company’s financial statements. See note 5 for the required disclosures.

In June 2009, FASB updated FASB ASC 810 Consolidations, the guidance which addresses the consolidation requirements applicable to variable interest entities (“VIE”). Under this new guidance, an entity would consolidate a VIE when the entity has both (a) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (b) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. The FASB also issued an amendment to this guidance in February 2010 under FASB ASU 2010-10 which defers application of this guidance to certain entities that apply specialized accounting guidance for investment companies. The Company adopted this guidance on January 1, 2010. There was no impact on the Company’s financial statements. See note 6 for the required disclosures.

In June 2009, the FASB issued guidance under FASB ASC 860, Transfers and Servicing which was subsequently amended in December 2009 by FASB ASU 2009-16. This guidance eliminates the concept of a qualifying special-purpose entity (“QSPE”) (as defined under previous FASB guidance) and clarifies and amends the derecognition criteria for a transfer to be accounted for as a sale and the unit of account eligible for sale accounting. Additionally, this guidance requires a transferor to initially measure and recognize all assets obtained (including a transferor’s beneficial interest) and liabilities incurred as a result of a transfer of financial assets accounted for as a sale at fair value. Additionally, on and after the effective date, existing QSPEs (as defined under previous accounting standards) must be evaluated for consolidation in accordance with the applicable consolidation guidance. This guidance also establishes new requirements for reporting a transfer of a portion of a financial asset as a sale. This guidance requires enhanced disclosures about, among other things, a transferor’s continuing involvement with transfers of financial assets accounted for as sales, the risks inherent in the transferred financial assets that have been retained, and the nature and financial effect of restrictions on the transferor’s assets that continue to be reported in the consolidated balance sheets. This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009. The Company adopted this guidance effective January 1, 2010. The adoption had no impact on the Company’s financial statements.

16

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

In August 2009, the FASB issued guidance under FASB ASC 820-10, Fair Value Measurements and Disclosures. This guidance clarifies how the fair value of a liability should be determined. It reiterates that fair value is the price that would be paid to transfer the liability in an orderly transaction between market participants at the measurement date. It notes that the liability should reflect the company’s nonperformance and credit risk and should not reflect restrictions on the transfer of the liability. To determine the exit price, the guidance permits companies to look to the identical liability traded as an asset, similar liabilities traded as assets, or another valuation technique to measure the price the company would pay to transfer the liability. This guidance is effective for fiscal and interim reporting periods beginning after August 27, 2009. The Company adopted this guidance effective January 1, 2010. The adoption of ASC 820-10 did not have a material effect on the Company’s results of operations or financial position.

In May 2009, the FASB issued guidance under FASB ASC 855, Subsequent Events. This guidance establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued. In particular, this guidance sets forth the period after the balance sheet date during which management of a reporting entity should evaluate events or transactions that may occur for potential recognition or disclosure, the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements, and the disclosures an entity should make about events or transactions that occurred after the balance sheet date. This guidance is effective for fiscal years and interim periods ending after June 15, 2009. The Company adopted this guidance effective December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Company. See note 16.

In April 2009, the FASB issued guidance under FASB ASC 320 Investments – Debt and Equity Securities. This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt and equity securities. This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted. As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the noncredit component of previously recognized other-than-temporary impairment losses from retained earnings to the beginning balance of accumulated other comprehensive income (AOCI). The Company adopted this guidance as of January 1, 2009. The adoption resulted in a cumulative effect adjustment of $1,100, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

17

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(k)	Correction of Immaterial Items

In 2009, management recorded adjustments in the current period statement of income that were related to financial results for periods prior to 2009. The adjustments primarily relate to corrections in the accounting for reinsurance treaties as well as net realized losses on investments. Management determined that the impact of these adjustments is immaterial to the financial statements as of December 31, 2009 and the year then ended. See the table below for the impact to the 2009 statement of income.

	Prior to corrections	Out of period corrections	As reported
Revenues:
Traditional life insurance premiums	$39,636	1,512	41,148
Net investment income	149,441	(105)	149,336
Net realized losses on investments	(12,940)	(523)	(13,463)
Benefits and expenses:
Benefits and claims	146,595	(7,623)	138,972
Amortization of deferred policy acquisition costs excluding impact of realized losses	29,906	109	30,015
Income before income taxes	78,444	8,398	86,842
Income taxes:
Deferred expense	12,943	2,992	15,935
Net Income	51,119	5,406	56,525

(3)	Basis of Presentation

The accompanying financial statements have been prepared in accordance with GAAP, which differs from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONLAC, filed with the Ohio Department of Insurance (the Department), are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not prescribed. The 2011 statutory results are unaudited as of the date of this report.

ONLAC does not have any permitted statutory accounting practices as of December 31, 2011 and 2010.

18

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The statutory basis net income (loss) of ONLAC for the years ended December 31, 2011, 2010, and 2009 was $34,593, $10,651, and $(565), respectively. The statutory basis capital and surplus of ONLAC as of December 31, 2011 and 2010 was $332,406 and $251,177, respectively. The primary reasons for the differences between statutory and GAAP accounting for reporting purposes include the following provisions for GAAP: (1) the costs related to acquiring business, principally commissions and certain policy issue expenses, are amortized over the period benefited rather than charged to income in the year incurred; (2) future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals; (3) investments in fixed maturity available-for-sale securities are carried at fair value rather than amortized cost; (4) the asset valuation reserve and interest maintenance reserve are not recorded; (5) changes in deferred taxes are recognized in operations; and (6) there is a presentation of other comprehensive income and comprehensive income.

(4)	Comprehensive Income

Comprehensive income includes net income as well as certain items that are reported directly within the separate components of stockholder’s equity that are not recorded in net income (other comprehensive income). The related before and after income tax amounts of other comprehensive income for the years ended December 31 were as follows:

	2011	2010	2009
Foreign currency translation adjustment	$1	(118)	28
Unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale	51,692	100,108	197,550
Deferred acquisition costs	(17,512)	(35,339)	(79,374)
Future policy benefits and claims	112	(608)	(418)
Related income tax expense	(12,003)	(22,476)	(41,204)
	22,290	41,567	76,582
Less reclassification adjustment for:
Net gains (losses) on securities available-for-sale realized during the period:
Gross	7,167	1,504	(18,494)
Related income tax (expense) benefit	(2,508)	(526)	6,473
	4,659	978	(12,021)
Other comprehensive income	$17,631	40,589	88,603

19

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(5)	Fair Value Measurements

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

The Company categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value on the balance sheet as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date. The types of assets and liabilities utilizing Level 1 valuations include money market funds, bank deposits and separate account assets.

•	Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. Government agency securities, municipal bonds, certain mortgage-backed securities (MBSs), certain corporate debt, certain private placements and certain foreign government debt securities.

•	Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Generally, the types of assets and liabilities utilizing Level 3 valuations are certain mortgage-backed securities and certain corporate debt.

20

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. treasury securities and obligations of U.S. government	$—	11,820	—	11,820
Obligations of states and political subdivisions	—	90,779	—	90,779
Debt securities issued by foreign governments	—	160	—	160
Corporate	—	1,225,533	6,230	1,231,763
Asset-backed	—	126,165	33,512	159,677
Mortgage-backed	—	304,320	—	304,320
Equity Securities	—	196	—	196
Short-term investments securities lending collateral	—	97,551	—	97,551
Other assets:
Cash	133,190	—	—	133,190
Assets held in separate accounts	223,762	—	—	223,762
Total assets	$356,952	1,856,524	39,742	2,253,218

21

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. treasury securities and obligations of U.S. government	$—	7,669	—	7,669
Obligations of states and political subdivisions	—	58,442	—	58,442
Debt securities issued by foreign governments	—	1,320	—	1,320
Corporate	—	1,166,294	8,229	1,174,523
Asset-backed	—	175,401	27,290	202,691
Mortgage-backed	—	362,961	—	362,961
Equity Securities	—	12	—	12
Short-term investments	—	24,995	—	24,995
Short-term investments securities lending collateral	—	105,515	—	105,515
Other assets:
Cash	75,326	—	—	75,326
Assets held in separate accounts	—	247,759	—	247,759
Total assets	$75,326	2,150,368	35,519	2,261,213

Determination of Fair Values

The valuation methodologies used to determine the fair values of assets and liabilities under the “exit price” notion of FASB ASC 820, Fair Value Measurements and Disclosures, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

22

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Cash

Cash is considered Level 1 as it is the functional currency in the U.S. and is the most liquid form of an asset and not subject to valuation fluctuations. The Company holds publicly traded money market accounts which are considered Level 1.

Short-Term Investments

Short-term investments include fixed maturity securities that mature in less than one year and are valued in the same manner as the fixed maturity securities noted below.

Fixed Maturity and Equity Securities

As discussed in note 2(a), fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on reported trades for identical or similar securities. If there are no recent reported trades, the third party pricing services may use matrix or model processes to develop a security price where future cash flow expectations are developed based on collateral performance and discounted at an estimated market rate. Included in the pricing of asset-backed securities, collateralized mortgage obligations, and mortgage-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Since these securities have been priced using market observable inputs that are obtained by the independent pricing services, the Company has classified these fair values within Level 2. In some instances the independent pricing service will price securities using independent broker quotations from market makers and other broker/dealers recognized to be market participants, which utilize inputs that may be difficult to corroborate with observable market data and may be nonbinding quotes. The Company has classified these fair values within Level 3.

As discussed in note 2(a), fixed maturity securities not priced by independent services are generally priced using an internal pricing matrix. The internal pricing matrix is developed by obtaining spreads for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield is then used to estimate the fair value of the particular fixed maturity security. Since the inputs used for the internal pricing matrix are observable market data, the Company has classified these fair values within Level 2.

Separate Account Assets

Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The underlying securities are mutual funds that are valued using the reported net asset value. The Company classifies the separate account assets valuation as Level 1 since the net asset value is determined and published daily and is the basis for current transactions.

23

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

The table below summarizes the reconciliation of the beginning and ending balances and related changes for fair value measurements for which significant unobservable inputs were used in determining each instrument’s fair value for the years ended December 31:

	Investments
	Corporate	Asset - backed	Total assets
December 31, 2009	$6,646	24,002	30,648

Net investment gains/(losses) In earnings (realized and unrealized) [1]	(4)	(3,611)	(3,615)
Unrealized in OCI [2]	723	4,360	5,083

Purchases, issuances, sales and settlements	(1,665)	4,853	3,188
Transfers into (out) of Level 3	2,529	(2,314)	215

December 31, 2010	8,229	27,290	35,519

Net investment gains/(losses) In earnings (realized and unrealized)	(4)	685	681
Unrealized in OCI	(144)	(478)	(622)

Purchases	-	5,666	5,666
Issuances	-	-	-
Sales	-	-	-
Settlements	(972)	(7,158)	(8,130)
Transfers into Level 3	-	9,496	9,496
Transfers out of Level 3	(879)	(1,989)	(2,868)

December 31, 2011	$6,230	33,512	39,742

Change in unrealized gains/(losses):
Still held at December 31:
2010	$(4)	(3,845)	(3,849)

2011	$(4)	876	872

[1]	Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial insturments, changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts and derivative settlements activity.

[2]	Unrealized investment gains and losses recorded in other comprehensive income include changes in market value of certain instruments.

24

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Asset Transfers Between Levels

The Company will review its fair value hierarchy classifications annually. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities.

During the year ended December 31, 2011, we transferred investments totaling $9,496 into Level 3 from Level 2 as a result of lack of visibility to observe significant inputs to price. During the same period, we transferred investments totaling $2,868 into Level 2 from Level 3 as a result of changing our pricing methodology to using a pricing matrix with market observable inputs for estimating fair value instead of obtaining pricing of the securities from brokers or arrangers. There were no transfers in or out of Level 1 in 2011, with the exception of assets held in separate accounts previously classified as Level 2.

During the year ended December 31, 2010, we transferred investments totaling $2,529 into Level 3 from Level 2 as a result of lack of visibility to observe significant inputs to price. During the same period, we transferred investments totaling $2,314 into Level 2 from Level 3 as a result of changing our pricing methodology to using a pricing index for estimating fair value instead of obtaining pricing of the securities from brokers or arrangers. There were no transfers in or out of Level 1 in 2010.

Fair Value Measurement on a Nonrecurring Basis

In 2011, the Company impaired four fixed maturity held-to-maturity securities and measured the securities at fair value. As of December 31, 2010, the Company held two fixed maturity held-to-maturity securities that were previously impaired. The valuation techniques involved significant unobservable market inputs such as internal liquidation analysis and models. For fixed maturities the valuation techniques were based on projected discounted cash flows, constant default rates, loss severity rates and voluntary constant prepayment rates. For mortgage loans, the valuation techniques were primarily based on the fair value of the underlying collateral. The values were determined using third-party appraisals.

25

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The following tables present the Company’s hierarchy for its assets measured at fair value on a nonrecurring basis for the years ended December 31:

	2011
	Level 1	Level 2	Level 3	Total	Total realized losses
Assets
Investment:
Fixed maturity held-to-maturity securities, at amortized cost	$ —	—	5,820	5,820	(3,179)
Total assets	$ —	—	5,820	5,820	(3,179)

	2010
	Level 1	Level 2	Level 3	Total	Total realized losses
Assets
Investment:
Fixed maturity held-to-maturity securities, at amortized cost	$ —	—	1,325	1,325	—
Total assets	$ —	—	1,325	1,325	—

Financial Instruments Not Carried at Fair Value

FASB ASC 825, Financial Instruments, requires additional disclosure of the fair value information about existing on- and off-balance sheet financial instruments. ASC 825 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. The Company’s assets and liabilities subject to ASC 825 disclosure that have not been presented at fair value in the ASC 820 tables above are presented in the table below as follows:

26

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

	As of December 31, 2011		As of December 31, 2010
	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets:
Fixed maturity held-to-maturity securities	$318,466	348,424	290,206	305,897
Mortgage loans on real estate	396,919	403,852	396,905	407,307
Policy loans	85,786	106,779	81,202	97,803

Liabilities
Investment contracts	$80,682	82,925	88,345	88,881

In estimating the fair value of financial instruments, the Company used the following methods and assumptions:

Fixed maturity held-to-maturity securities – The fair value of fixed maturity held-to-maturity securities is generally determined from quoted market prices traded in the public marketplace. For fixed maturity held-to-maturity securities not actively traded, or in the case of private placements, fair value is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and duration of investments.

Mortgage loans on real estate – The fair value of mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Policy loans – The fair value of policy loans were estimated using discounted cash flow calculations.

Investment contracts – The fair value of the Company’s liabilities under investment type contracts is estimated using one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Cash flows are discounted at a rate that reflects the nonperformance risk of the Company. The amounts shown in the above table are net of reinsurance.

Other Policyholder Funds – The carrying amount reported in the balance sheets for these instruments approximates their fair value.

27

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(6)	Investments

Analyses of investment income and realized gains (losses) by investment type follows for the years ended December 31:

	Investment income
	2011	2010	2009
Gross investment income:
Fixed maturity available-for-sale	$102,402	101,256	98,379
Fixed maturity held-to-maturity securities	20,847	18,141	17,921
Mortgage loans on real estate	26,304	27,059	28,645
Policy loans	5,306	5,297	4,753
Short-term investments	1,634	843	903
Other	264	1,227	(748)
Total gross investment income	156,757	153,823	149,853
Investment expenses	(478)	(485)	(517)
Net investment income	$156,279	153,338	149,336

	Realized gains (losses) on investments
	2011	2010	2009
Fixed maturity securities available-for-sale	$7,757	(2,498)	(10,068)
Fixed maturity held-to-maturity securities	(3,152)	505	(3,294)
Mortgage loans on real estate	(264)	(1,246)	—
Total realized gains (losses) on investments	4,341	(3,239)	(13,362)
Change in valuation allowances for
mortgage loans on real estate	904	(92)	(101)
Net realized gains (losses) on investments	$5,245	(3,331)	(13,463)

Realized gains (losses) on investments, as shown in the table above, include write-downs for OTI of $4,909, $4,441 and $8,715 for the years ended December 31, 2011, 2010 and 2009, respectively. As of December 31, 2011, fixed maturity securities with a carrying value of $68,166, which had a cumulative write-down of $22,081 due to OTI, remained in the Company’s investment portfolio.

28

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The following tables summarize total other-than-temporary impairments by asset type for the years ended December 31:

	Total OTI	Recognized in OCI	Recognized in earnings
2011
Corporate	$5,467	70	5,397
Asset-backed	(817)	(159)	(658)
Mortgage-backed	177	7	170
Total other-than-temporary impairment losses	$4,827	(82)	4,909

2010
Corporate	$—	(52)	52
Asset-backed	(50)	(3,623)	3,573
Mortgage-backed	5,450	4,634	816
Total other-than-temporary impairment losses	$5,400	959	4,441

2009
Corporate	$6,325	19	6,306
Asset-backed	10,955	8,850	2,105
Mortgage-backed	6,509	6,205	304
Total other-than-temporary impairment losses	$23,789	15,074	8,715

29

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The following table summarizes the cumulative amounts related to the Company’s cr1edit loss portion of the other-than-temporary impairment losses on fixed maturity securities held as of December 31, that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis and for which the noncredit portion of the loss is included in other comprehensive income:

	2011	2010	2009
Cumulative credit loss, beginning of year	$28,917	30,908	50,355
New credit losses	5,015	516	4,945
Change in credit losses on securities included in the beginning balance	(106)	3,925	3,728

Subtotal	33,826	35,349	59,028
Less:
Losses related to securities included in the current year beginning balance sold or paid down during the period	11,745	6,432	28,120
Cumulative credit loss, end of year	$22,081	28,917	30,908

30

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Amortized cost and estimated fair value of fixed maturity available-for-sale and held-to-maturity securities were as follows as of December 31:

	2011
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- Credit OTI [1]
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$9,397	2,423	—	11,820	—
Obligations of states and political subdivisions	84,236	6,543	—	90,779	—
Debt securities issued by foreign governments	153	7	—	160	—
Corporate	1,122,393	119,141	(9,771)	1,231,763	(1)
Asset-backed	159,326	4,746	(4,395)	159,677	(5,068)
Mortgage-backed	298,634	11,256	(5,570)	304,320	(10,846)
Total fixed maturity securities	$1,674,139	144,116	(19,736)	1,798,519	(15,915)
Equity securities	$13	189	(6)	196	—
Fixed maturity held-to-maturity securities:
U.S. Treasury securities and obligations of U.S. government	$4,014	432	—	4,446	—
Obligations of states and political subdivisions	1,955	471	—	2,426	(36)
Debt securities issued by foreign governments	1,000	—	—	1,000	—
Corporate	311,497	29,910	(855)	340,552	—
Total held-to-maturity	$318,466	30,813	(855)	348,424	(36)

31

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

	2010
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- Credit OTI [1]
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$6,338	1,331	—	7,669	—
Obligations of states and political subdivisions	60,445	273	(2,276)	58,442	—
Debt securities issued by foreign governments	1,230	90	—	1,320	—
Corporate	1,101,139	81,974	(8,590)	1,174,523	—
Asset-backed	198,517	7,484	(3,310)	202,691	—
Mortgage-backed	359,898	14,797	(11,734)	362,961	(16,033)
Total fixed maturity securities	$1,727,567	105,949	(25,910)	1,807,606	(16,033)
Equity securities	$13	—	(1)	12	—
Fixed maturity held-to-maturity securities:
U.S. Treasury securities and obligations of U.S. government	$4,180	28	—	4,208	—
Obligations of states and political subdivisions	2,025	308	—	2,333	—
Debt securities issued by foreign governments	1,000	—	—	1,000	—
Corporate	283,001	18,242	(2,887)	298,356	—
Total held-to-maturity	$290,206	18,578	(2,887)	305,897	—

1 Represents the amount of cumulative noncredit OTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2011 and 2010.

32

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

	2011	2010
Net unrealized gains, before adjustments and taxes	$124,563	80,038
Less:
Adjustment to future policy benefits and claims	914	1,026
Adjustment to deferred policy acquisition costs	47,295	29,783
Deferred federal income tax provision	26,725	17,231
Net unrealized gains	$49,629	31,998

An analysis of the change in net unrealized gains (losses), before adjustments and taxes, on securities available-for-sale is as follows for the years ended December 31:

	2011	2010	2009
Securities available-for-sale:
Fixed maturity securities	$44,341	98,612	214,370
Equity securities	184	(4)	3
Change in net unrealized gains	$44,525	98,608	214,373

The amortized cost and estimated fair value of fixed maturity securities available-for-sale and held-to-maturity as of December 31, 2011, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are classified based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2011.

	Fixed maturity securities
	Available-for-sale		Held-to-maturity
	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value
Due in one year or less	$65,827	68,359	2,912	2,903
Due after one year through five years	537,467	560,821	72,547	77,723
Due after five years through ten years	646,561	698,271	173,876	190,628
Due after ten years	424,284	471,068	69,131	77,170
Total	$1,674,139	1,798,519	318,466	348,424

33

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The following tables present the estimated fair value and gross unrealized loss of the Company’s fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time the securities have been in a continuous unrealized loss position at December 31:

	2011
	Less than 12 months		12 months or longer		Total
	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses
Corporate	$132,576	(5,641)	51,385	(4,985)	183,961	(10,626)
Asset-backed	27,254	(670)	18,167	(3,725)	45,421	(4,395)
Mortgage-backed	45,409	(880)	46,592	(4,690)	92,001	(5,570)
Total fixed maturity securities	205,239	(7,191)	116,144	(13,400)	321,383	(20,591)
Equity securities	—	—	7	(6)	7	(6)
Total	$205,239	(7,191)	116,151	(13,406)	321,390	(20,597)

	2010
	Less than 12 months		12 months or longer		Total
	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses
Obligations of states and political subdivisions	$47,035	(2,276)	—	—	47,035	(2,276)
Corporate	160,705	(6,331)	73,967	(5,146)	234,672	(11,477)
Asset-backed	23,191	(567)	14,365	(2,743)	37,556	(3,310)
Mortgage-backed	11,711	(236)	82,605	(11,498)	94,316	(11,734)
Total fixed maturity securities	242,642	(9,410)	170,937	(19,387)	413,579	(28,797)
Equity securities	5	(1)	8	—	13	(1)
Total	$242,647	(9,411)	170,945	(19,387)	413,592	(28,798)

In accordance with the Company’s Valuation of Investments, Related Gains and Losses, and Investment Income policy described in note 2(a), the Company regularly reviews its investment holdings for other-than-temporary impairments. The Company has concluded securities in an unrealized loss position as of December 31, 2011 and 2010 were not other-than-temporarily impaired due to the Company’s ability and intent to hold the investments for a reasonable period of time sufficient for recovery of fair value or amortized cost. Accordingly no write-downs were deemed necessary for the securities reflected in the tables above.

34

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The tables below summarize the fixed maturity securities’ unrealized losses as of December 31:

	2011
Unrealized Losses	Less than 12 months	More than 12 months	Total
99.9%-80%
Corporate	$(5,622)	(1,322)	(6,944)
Asset-backed	(670)	(771)	(1,441)
Mortgage-backed	(880)	(3,523)	(4,403)
Below 80%
Corporate	(19)	(3,663)	(3,682)
Asset-backed	—	(2,954)	(2,954)
Mortgage-backed	—	(1,167)	(1,167)
Total	$(7,191)	(13,400)	(20,591)

	2010
Unrealized Losses	Less than 12 months	More than 12 months	Total
99.9%-80%
Obligations of states and political subdivisions	$(2,276)	—	(2,276)
Corporate	(6,183)	(5,146)	(11,329)
Asset-backed	(376)	(948)	(1,324)
Mortgage-backed	(236)	(6,361)	(6,597)
Below 80%
Corporate	(148)	—	(148)
Asset-backed	(191)	(1,795)	(1,986)
Mortgage-backed	—	(5,137)	(5,137)
Total	$(9,410)	(19,387)	(28,797)

These unrealized losses represent temporary fluctuations in economic factors that are not indicative of other-than-temporary impairment. Unrealized losses declined from December 31, 2010 to December 31, 2011 due to declining US Treasury yields and a general decline in bond spreads.

For corporate securities, we evaluated the financial performance of the issuer based upon credit performance and investment ratings and determined we expected to recover the entire amortized cost of each security.

Residential mortgage-backed securities and asset backed securities are assessed for impairment using default estimates based on the underlying collateral performance including default rates, recovery rates and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

35

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Management believes unrealized losses on available-for-sale securities do not represent other-than-temporary impairments as the Company does not intend to sell the securities, it is not more likely than not that the Company will be required to sell the securities before recovery of their amortized cost basis or the present value of estimated cash flows were equal to or greater than the amortized cost basis of the securities.

The following table summarizes fixed maturity securities available-for-sale activity:

	2011	2010	2009
Proceeds from the sale and maturity	$257,860	150,101	93,646
Gross realized gains on the sale and maturity	$9,503	2,024	5,348
Gross realized losses on the sale and maturity	$(215)	(405)	(9,897)

The Company may sell securities classified as held-to-maturity if the Company becomes aware of evidence of significant deterioration in an issuer’s creditworthiness and/or a significant increase in the risk weights of debt securities for regulatory risk-based capital purposes. There were no sales of held-to-maturity securities in 2011, 2010 or 2009.

Investments with a fair value of $2,921 and $2,923 as of December 31, 2011 and 2010, respectively, were on deposit with various regulatory agencies as required by law.

At its discretion the Company participates in an indemnified securities lending program administered by an unaffiliated agent in which certain portfolio holdings are loaned to third parties. The borrower must deliver to the Company’s agent collateral having a market value equal to at least 102% of the market value of the securities loaned. The collateral received by the Company’s agent from the borrower to secure loans on behalf of the Company must be in the form of cash, securities issued or guaranteed by the U.S. government or its agencies, or bank letter of credit or equivalent obligation as may be pre-approved by the Company. The loaned securities’ market value is monitored on a daily basis with additional collateral obtained as necessary. As of December 31, 2011 and 2010, the Company received $97,551 and $105,515, respectively, of cash collateral on securities lending. The cash collateral is invested in short-term investments, which are recorded in the balance sheets in short-term investments securities lending collateral with a corresponding liability recorded in payables for securities lending collateral to account for the Company’s obligation to return the collateral. The Company had not received any non-cash collateral on securities lending as of December 31, 2011 and 2010. As of December 31, 2011 and 2010, the Company had loaned securities with a fair value of $92,039 and $96,247, respectively, which are recognized in the balance sheets as part of investments available-for-sale.

36

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The components of other long-term investments were as follows as of December 31:

	2011	2010
Venture capital partnerships	$442	1,921
Receivable for securities	507	412
Total	$949	2,333

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impacts the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets. See above for additional disclosures related to these investments.

(7)	Future Policy Benefits and Claims

The liability for future policy benefits for universal life policies and investment contracts (approximately 80% and 82% of the total liability for future policy benefits as of December 31, 2011 and 2010, respectively) has been established based on accumulated contract values without reduction for surrender penalty provisions The average interest rate credited on investment product policies was 4.7%, 4.7% and 5.0% for the years ended December 31, 2011, 2010 and 2009, respectively.

The liability for future policy benefits for traditional life products has been established based upon the net level premium method using interest rates varying from 2.5% to 8.0%.

(a)	Withdrawals

Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

(b)	Mortality and Morbidity

Mortality and morbidity rates for term life policies are based on pricing mortality assumptions updated to reflect the most current Company experience.

37

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(8)	Income Tax

The provision for income taxes is as follows:

	2011	2010	2009
Current expense	$59,767	29	14,382
Deferred (benefit) expense	(40,512)	18,268	15,935
Income tax expense	$19,255	18,297	30,317

The following is the reconciliation of the provision for income taxes based on enacted U.S. Federal income tax rates to the total income tax expense provision reported in the financial statements for the years ended December 31:

	2011	2010	2009
Pre-tax income times U.S. enacted
tax rate	$20,010	19,160	30,395
Tax-preferred investment income	(266)	(255)	(419)
Other, net	(489)	(608)	341
Income tax expense	$19,255	18,297	30,317
Effective tax rate	33.7%	33.4%	34.9%

The Internal Revenue Service (IRS) completed the review of the 2003 refund claim and tax return years 2004 through 2007. The Company and IRS Appeals reached an agreement and for this five year period with no additional taxes due. The IRS completed the review of the 2008 tax return year and raised an issue concerning a temporary item and an issue concerning the computation of the Dividends Received Deduction on Separate Account (SA DRD) assets held in connection with variable annuity and life contracts. During 2011, 2010 and 2009 tax return years, the Company recognized an income tax benefit of $240, $200 and $250, respectively, related to the SA DRD and is reflected as a component of tax-preferred investment income in the rate reconciliation above. The Company is pursuing the administrative appeals process and expects to resolve all matters favorably. The Company completed the ASC 740 Income Taxes, analysis and determined no reduction of tax benefits is required.

The Company’s policy for recording interest and penalties associated with audits, claims, and adjustments is to record such amount as a component of income taxes. No interest or additions to tax relating to the IRS review has been recorded during 2009 through 2011.

38

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The tax effects of temporary differences between the financial statement carrying amounts and the tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability relate to the following as of December 31:

	2011	2010
Deferred tax assets:
Future policy benefits	$350,396	248,975
Mortgage loans on real estate	967	1,191
Capital loss carryforwards	8,379	11,560
Other	13,400	5,621
Total gross deferred tax assets	373,142	267,347

Deferred tax liabilities:
Deferred policy acquisition costs	77,360	90,514
Fixed maturity securities available-for-sale	39,444	24,717
Reinsurance recoverable	278,964	206,935
Other	5,748	4,574
Total gross deferred tax liabilities	401,516	326,740
Net deferred tax liability	$(28,374)	(59,393)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities, projected future income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future income over the periods in which the deferred tax assets are deductible, the Company believes it is more likely than not that it will realize the benefits of these deductible differences.

As of December 31, 2011, the Company has contributed to the life subgroup capital loss carryforwards of $23,548 expiring in 2014. All carryforwards are expected to be fully utilized before expiring.

(9)	Additional Financial Instruments Disclosure

(a)	Financial Instruments with Off-Balance-Sheet Risk

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund bonds and venture capital partnerships of approximately $481 and $535 as of December 31, 2011 and 2010, respectively. These commitments involve, in varying degrees, elements of credit and market risk in excess of amounts recognized in the financial statements. The credit risk of all financial instruments, whether on- or off-balance sheet, is controlled through credit approvals, limits, and monitoring procedures.

39

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(b)	Significant Concentrations of Credit Risk

Mortgage loans consist primarily of commercial mortgage loans originated in the United States. Mortgage loans are collateralized by the underlying properties. Collateral on mortgage loans must meet or exceed 125% of the loan at the time the loan is made. The carrying amounts of our mortgage loan portfolio as of December 31 were as follows:

	2011	2010
Commercial mortgage loans	$398,170	399,060
Valuation allowance	1,251	2,155
Net carrying value	$396,919	396,905

The Company diversifies its mortgage loan portfolio by both geographic region and property type to reduce concentration risk. The Company’s portfolio is collateralized by properties located in the United States. Total loans in any state do not exceed 12% or 13% as of December 31, 2011 and 2010.

At December 31, 2011, the states that exceeded 10% of the total loan portfolio were Texas, Ohio and California with carrying values of $46.5 million, $45.7 million and $43.1 million, respectively. At December 31, 2010, the states that exceeded 10% of the total loan portfolio were Texas, Ohio and California with carrying values of $48.1 million, $47.7 million and $44.0 million, respectively.

We perform an annual performance review of our commercial mortgage loan portfolio and assign a rating based on the property’s loan-to-value (“LTV”), age, mortgage debt service coverage (“DSC”) and occupancy. This analysis helps identify loans that may experience difficulty and highlights loans that are not performing well. If a loan is not paying in accordance with contractual terms, it is placed on a watch list and monitored through inspections and contact with the property’s local representative. In addition, as part of our portfolio maintenance in 2011, we physically inspected nearly 100% of our portfolio. The LTV and DSC ratios are applied consistently across the entire commercial mortgage loan portfolio.

40

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The following table summarizes our commercial mortgage loan portfolio LTV ratios and DSC ratios using available data as of December 31. The ratios are updated as information becomes available.

	2011
	Debt Service Coverage
Loan-to-Value Ratio	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total
0% - 50%	$31,333	21,468	23,717	68,000	14,932	3,146	162,596
50% - 60%	25,193	6,582	23,382	59,990	27,891	5,749	148,787
60% - 70%	1,008	8,229	30,487	35,052	7,709	782	83,267
70% - 80%	-	-	-	934	1,335	-	2,269
80% and greater	-	-	-	-	-	-	-
Total	$57,534	36,279	77,586	163,976	51,867	9,677	396,919

	2010
	Debt Service Coverage
Loan-to-Value Ratio	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total
0% - 50%	$39,735	10,629	26,290	50,542	10,975	-	138,170
50% - 60%	14,344	9,528	28,506	63,598	25,486	-	141,462
60% - 70%	5,268	15,436	28,661	46,717	14,330	4,022	114,435
70% - 80%	1,883	-	-	955	-	-	2,838
80% and greater	-	-	-	-	-	-	-
Total	$61,230	35,593	83,457	161,812	50,791	4,022	396,905

LTV and DSC ratios are measures frequently used in commercial real estate to determine the quality of a mortgage loan. The loan-to-value ratio is a comparison between the current loan balance and the value assigned to the property and is expressed as a percentage. If the loan-to-value is greater than 100%, this would indicate that the loan amount exceeds the value of the property. It is preferred that the loan-to-value be less than 100%. Our corporate policy directs that our loan-to-value on new mortgages not exceed 75% for standard mortgages.

The DSC ratio compares the property’s net operating income to its mortgage debt service payments. If the debt service coverage ratio is less than 1.0, this would indicate that the property is not generating enough income after expenses to cover the mortgage payment. Therefore, a higher debt service coverage ratio could indicate a better quality loan.

41

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Valuation Allowance

The valuation allowance on commercial mortgage loans is based on amounts collectively and individually evaluated for impairment as of December 31, 2011. The Company’s commercial mortgage loan portfolio has experienced minimal historical losses throughout the years, including the last three years.

A rollforward of our valuation allowance is as follows:

2011
Beginning balance	$2,155
Provision	(904)
Charge-offs	-
Recoveries	-
Effect of exchange rates	-
Ending balance	$1,251

Mortgage Loan Aging

The table below depicts the commercial mortgage loan portfolio exposure of the remaining balances (which equal the Company’s recorded investment) as of December 31:

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total	Recorded Investment > 90 Days and Accruing
2011	$-	-	-	-	396,919	396,919	-
2010	$-	-	-	-	396,905	396,905	-

Performance, Impairment and Foreclosures

The Company had no mortgage loans in the process of foreclosure at December 31, 2011 and 2010. Mortgage loan write downs were $265, $1,246 and $0, during 2011, 2010 and 2009, respectively.

42

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Commercial mortgage loans in foreclosure and mortgage loans considered to be impaired as of the balance sheet date are placed on a nonaccrual status if the payments are not current. Interest received on nonaccrual status mortgage loans are included in net investment income in the period received.

There were no mortgage loans on nonaccrual status as of December 31, 2011 and 2010.

The Company did not have any significant trouble debt restructurings of mortgage loans during 2011 or 2010.

At December 31, 2011 and 2010 ONLAC had no recorded investment in and unpaid principal balance of impaired commercial loans.

The Company sold certain mortgage loans to ONFS with a book value of $7,451 and $6,184 in 2011 and 2010, respectively.

The Company has other financing receivables with contractual maturities of one year or less such as reinsurance recoverables and premiums receivables. The Company does not record a valuation allowance for these items since the Company has not had any significant collection issues related to these types of receivables. The Company writes off the receivable if it is deemed to be uncollectible.

(10)	Regulatory Risk-Based Capital and Dividend Restrictions

As of December 31, 2011, ONLAC exceeded the minimum risk-based capital (“RBC”) requirements as established by the NAIC.

The payment of dividends by the Company to its parent, ONLIC, is limited by Ohio insurance laws. The maximum dividend that may be paid without prior approval of the Director of Insurance is limited to the greater of ONLAC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of ONLAC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $34,590 may be paid by ONLAC to ONLIC in 2012 without prior approval. ONLAC paid dividends to ONLIC of $24,640, $20,160 and $20,480 in 2011, 2010 and 2009, respectively.

(11)	Contingencies

The Company is a defendant in various legal actions arising in the normal course of business. The Company has accrued for estimated legal expenses to defend against these claims. In the opinion of management, after consultation with legal counsel, the ultimate disposition of these matters is not expected to have a material adverse effect on the Company’s financial condition or results of operations.

The Company has evaluated subsequent events through April 13, 2012 the date that the financial statements were available to be issued.

43

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(12)	Reinsurance

In the ordinary course of business, the Company reinsures certain risks with its parent, ONLIC, Montgomery Re, Inc., (“MONT”) an affiliated reinsurer and other insurance companies. Amounts in the accompanying financial statements related to ceded business are as follows for the years ended December 31:

	2011
	Affiliate	Nonaffiliate
Premiums	$173,447	202,860
Benefits incurred	54,852	105,419
Commission and expense allowances	133	48,788
Reinsurance recoverable:
Reserves for future policy benefits	428,397	355,627
Policy and contract claims payable	12,715	12,986
Cost of reinsurance, 2011 activity	4,626	6,774
Cost of reinsurance, 2008 activity	—	226

	2010
	Affiliate	Nonaffiliate
Premiums	$83,084	110,374
Benefits incurred	41,288	94,243
Commission and expense allowances	(5,720)	11,369
Reinsurance recoverable:
Reserves for future policy benefits	282,804	301,701
Policy and contract claims payable	11,190	3,209
Cost of reinsurance, 2008 activity	—	470

	2009
	Affiliate	Nonaffiliate
Premiums	$65,670	87,127
Benefits incurred	40,245	62,949
Commission and expense allowances	(7,662)	13,136
Reinsurance recoverable:
Reserves for future policy benefits	247,466	287,994
Policy and contract claims payable	8,866	7,995
Cost of reinsurance, 2008 activity	—	725

44

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The Affiliate amounts in the above tables were related to certain risks reinsured to ONLIC and MONT.

ONLIC reinsures certain accident and health insurance policies and BOLI policies issued by the Company.

MONT reinsures certain term life policies and certain death benefit guarantee universal life policies issued by the Company.

Effective May 1, 2011, the Company amended its existing reinsurance agreement with MONT to cede at 100% an additional inforce block of business. The ceded business consisted of 10-year term policies issued from January 1, 2009 to December 31, 2010 and certain death benefit guarantee universal life policies issued from March 23, 2002 to December 11, 2009. Additionally, certain 15-year and 20-year term policies issued from June 4, 2007 to December 31, 2010 that were previously reinsured in part with nonaffiliated reinsurers were also ceded to MONT at 100%. Net traditional life and accident and health insurance premiums earned is summarized as follows for the years ended December 31:

	2011	2010	2009
Direct premiums earned	$293,931	228,665	197,520
Reinsurance assumed	879	1,281	1,258
Reinsurance ceded	(376,307)	(193,458)	(152,797)
Net premiums earned	$(81,497)	36,488	45,981

Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders.

45

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(13)	Related Party Transactions

The Company shares common facilities and management with ONLIC. A written agreement, which either party may terminate upon thirty days notice, provides that ONLIC furnish personnel, space and supplies, accounting, data processing, and related services to ONLAC. ONLIC primarily uses multiple bases (head counts, salaries, number of policies, policy face amounts, field compensation, time, age, sex, assets, account balances, transaction counts, etc.) and believes they are reasonable for determining the expense charges. There is no assurance that these costs would be similar if the Company had to obtain such services on its own. This agreement resulted in charges to the Company of approximately $40,850, $39,960, and $38,950 in 2011, 2010, and 2009, respectively. These amounts include pension costs for the personnel furnished to the Company.

46

Schedule I
OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Summary of Investments – Other Than Investments in Related Parties

December 31, 2011

(Dollars in thousands)

Column A	Column B	Column C	Column D
			Amount at
			which shown
		Market	in the
Type of investment	Cost	value	balance sheet
Fixed maturity available-for-sale securities:
Bonds:
U.S. Treasury securities and obligations of
U.S. government	$9,397	11,820	11,820
Obligations of states and political subdivisions	84,236	90,779	90,779
Debt securities issued by foreign governments	153	160	160
Corporate securities	1,122,393	1,231,763	1,231,763
Asset-backed securities	159,326	159,677	159,677
Mortgage-backed securities	298,634	304,320	304,320
Total fixed maturity
available-for-sale securities	1,674,139	1,798,519	1,798,519
Equity securities available-for-sale:
Common stocks:
Industrial, miscellaneous, and all other	5	190	190
Nonredeemable preferred stocks:	8	6	6
Total equity securities available-for-sale	13	196	196
Fixed maturity held-to-maturity securities:
Bonds:
U. S. Treasury securities and obligations
of U.S. Government	4,014	4,446	4,014
Obligations of states and political subdivisions	1,955	2,426	1,955
Debt securities issued by foreign governments	1,000	1,000	1,000
Corporate securities	311,497	340,552	311,497
Total fixed maturity
held-to-maturity securities	318,466	348,424	318,466
Mortgage loans on real estate, net	398,170		396,919	[1]
Policy loans	85,786		85,786
Other long-term investments	3,376		949	[2]
Short-term investments securities landing collateral	97,551		97,551
Total investments	$2,577,501		2,698,386

[1]	Difference from Column B is attributable to valuation allowances due to impairments on mortgage loans on real estate.

[2]	Difference from Column B is due to operations gains and/or losses of investments in limited partnerships.

See accompanying report of independent registered public accounting firm.

47

Schedule III
OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Supplementary Insurance Information

Years ended December 31, 2011, 2010 and 2009

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
		Future policy
	Deferred	benefits,		Other policy
	policy	losses,		claims and
	acquisition	claims, and	Unearned	benefits	Premium
Year segment	costs	loss expenses	Premiums [1]	payable [1]	revenue
2011:
Individual life insurance	$364,215	2,257,806			(86,698)
All other	9,225	946,764			5,201
Total	$373,440	3,204,570			(81,497)
2010:
Individual life insurance	$385,710	2,255,938			30,884
All other	10,677	731,428			5,604
Total	396,387	2,987,366			36,488
2009:
Individual life insurance	$408,030	2,464,185			41,148
All other	13,561	362,551			4,833
Total	421,591	2,826,736			45,981

Column A	Column G	Column H	Column I	Column J	Column K
		Benefits,	Amortization
		claims, losses	of deferred
	Net	and	policy	Other
	investment	settlement	acquisition	operating	Premium
Year segment	income [2]	expenses	costs	expenses [2]	written[3]
2011:
Individual life insurance	$146,970	75,942	53,298	7,175
All other	9,309	5,744	1,333	2,036
Total	$156,279	81,686	54,631	9,211
2010:
Individual life insurance	$141,691	148,690	51,222	43,953
All other	11,647	8,999	1,317	993
Total	$153,338	157,689	52,539	44,946
2009:
Individual life insurance	$135,824	129,680	28,424	42,460
All other	13,512	9,292	1,614	666
Total	$149,336	138,972	30,038	43,126

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
[2]	Allocations of net investment and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.
[3]	Not applicable for life insurance companies.

See accompanying report of independent registered public accounting firm.

48

Schedule IV
OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Reinsurance

Years ended December 31, 2011, 2010 and 2009

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net
2011:
Life insurance in force	$126,675,165	104,855,949	—	21,819,216	—%

Premiums:
Life insurance	$276,540	363,213	(25)	(86,698)	—%
Accident and health insurance	17,391	13,094	904	5,201	17.4%
Total	$293,931	376,307	879	(81,497)	(1.1)%
2010:
Life insurance in force	$119,965,208	78,707,194	176,784	41,434,798	0.4%

Premiums:
Life insurance	$210,256	179,686	314	30,884	1.0%
Accident and health insurance	18,409	13,772	967	5,604	17.3%
Total	$228,665	193,458	1,281	36,488	3.5%
2009:
Life insurance in force	$110,948,378	79,704,433	121,424	31,365,369	0.4%

Premiums:
Life insurance	$178,147	137,228	229	41,148	0.6%
Accident and health insurance	19,373	15,569	1,029	4,833	21.3%
Total	$197,520	152,797	1,258	45,981	2.7%

See accompanying report of independent registered public accounting firm.

49

Schedule V
OHIO NATIONAL LIFE ASSURANCE CORPORATION
(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Valuation and Qualifying Accounts

Years ended December 31, 2011, 2010 and 2009

(Dollars in thousands)

Column A	Column B	Column C		Column D	Column E
		Charged
	Balance at	(credited) to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions	period
2011:
Valuation allowances – mortgage loans on real estate	$2,155	(904)	—	—	1,251
2010:
Valuation allowances – mortgage loans on real estate	$2,064	91	—	—	2,155
2009:
Valuation allowances – mortgage loans on real estate	$1,963	101	—	—	2,064

See accompanying report of independent registered public accounting firm.

50

Ohio National Variable Account R

Form N-6

Part C

Other Information

Item 26. Exhibits

The exhibits to this Registration Statement are listed below:

26(a)

Resolution of the Board of Directors of the Depositor authorizing establishment of Ohio National Variable Account R was filed as Exhibit 1.(1) of the Registrant’s registration statement on Form S-6 on October 31, 2001(File no. 333-16133) and is incorporated by reference herein.

26(b)	N/A
26(c)

Principal Underwriting Agreement for Variable Life Insurance, with compensation schedule, between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Registrant’s registration statement on Form S-6 on April 27, 1998 (File no. 333-16133) and is incorporated by reference herein.

Variable Policy Distribution Agreements (with compensation schedules) between the Depositor and Ohio National Equities, Inc. were filed as Exhibit (3)(d) of Post-effective Amendment no. 23 of Ohio National Variable Account A registration statement on Form N-4 on April 27, 1998 (File no. 2-91213) and is incorporated by reference herein.

26(d)	Flexible Premium Life Insurance Policy, Form 00-VL-1 was filed as Exhibit 5 of Post-Effective Amendment No. 9 of the Registrant’s registration statement on Form S-6 filed on October 31, 2001 (File No. 333-16133) and is incorporated by reference herein.
26(e)	Variable Life Insurance Application Supplement: Suitability Information was filed as Exhibit 10 of Post-Effective Amendment No. 9 of the Registrant’s registration statement on Form S-6 filed on October 31, 2001 (File No. 333-16133) and is incorporated by reference herein.
26(f)

Articles of Incorporation of the Depositor were filed as Exhibit 1.(6)(a) of the Registrant’s Form S-6 on October 31, 2001 (File no. 333-16133) and is incorporated by reference herein.

Code of Regulations (by-laws) of the Depositor were filed as Exhibit 1(6)(b) of the Registrant’s Form S-6 on October 31, 2001 (File no. 333-16133) and is incorporated by reference herein.

26(g)	N/A
26(h)

Fund Participation Agreement between Depositor and Prudential Funds was filed as Exhibit (3)(g) of Post-Effective Amendment No. 51 of Ohio National Variable Account A registration statement on Form N-4 on April 26, 2006 (File No. 333-43515) and is incorporated by reference herein.

Fund Participation Agreement between Depositor and Neuberger Berman Advisers Management Trust was filed as Exhibit (3)(h) of Post-Effective Amendment No. 51 of Ohio National Variable Account — A registration statement on Form N-4 on April 26, 2006 (File No. 333-43515) and is incorporated by reference herein.

Amendment to Fund Participation Agreement between Depositor and The Universal Institutional Funds was filed as Exhibit (3)(i) of Post-Effective Amendment No. 51 of Ohio National Variable Account A registration statement on Form N-4 on April 26, 2006 (File No. 333-43515) and is incorporated by reference herein.

Participation Agreement between The Ohio National Life Insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(4) of Post-Effective Amendment No. 3 of Registrant’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

Amendment to Participation Agreement between The Ohio National Life Insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(5) of Post-Effective Amendment No. 3 of Registrant’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

First Amendment to the Participation Agreement by and between Salomon Brothers Variable Series Funds Inc, The Ohio National Life Insurance Company and Ohio National Life Assurance Corporation was filed as Exhibit 99(h)(6) of Post-Effective Amendment No. 3 of Registrant’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

26(i)	Service Agreement between the Depositor and The Ohio National Life Insurance Company was filed as Exhibit 1.(8) of the Registrant’s Form S-6 on October 31, 2001 (File no. 333-16133) and is incorporated by reference herein.
26(j)	N/A
26(k)	Legal Opinion and Consent is filed herewith as Exhibit 26(k).
26(l)	N/A
26(m)	N/A
26(n)	Consent of KPMG LLP is filed herewith as Exhibit 26(n).
26(o)	N/A
26(p)	N/A
26(q)	Memorandum describing the Depositor’s purchase, transfer, redemption and conversion procedures for the policies was filed as Exhibit 26(q) of Post Effective Amendment No. 4 of the Registrant’s registration statement on Form N-6 on April 24, 2012 (File No. 333-153020) and is incorporated by reference herein.

Item 27. Directors and Officers of the Depositor

Name	Relationship with Company

Larry J. Adams	Senior Vice President, Chief Agency Officer
Thomas A. Barefield	Executive Vice President and Chief Marketing Officer — Institutional Sales
Lee E. Bartels	Senior Vice President, Underwriting
Howard C. Becker	Executive Vice President and Chief Administrative Officer
G. Timothy Biggs	Vice President, Mortgages & Real Estate
Jeffery A. Bley	Vice President, ONESCO Compliance
Richard J. Bodner	Vice President, Individual Annuity Operations and Distributor Compensation
Philip C. Byrde	Vice President, Fixed Income Securities
Christopher J. Calabro	Vice President, Career Marketing

Christopher A. Carlson	Executive Vice President & Chief Investment Officer
Robert W. Conway	Vice President, PGA Marketing — Eastern Division
Rocky Coppola	Vice President and Controller
John A. DelPozzo	Divisional Vice President
Ronald J. Dolan	Director, Vice Chairman and Chief Risk Officer
Anthony G. Esposito	Senior Vice President, Human Resources and Administration
Joseph M. Fischer	Assistant Secretary
Rosemary L. Gatto	Vice President, Claims
Paul J. Gerard	Vice President, Structured Securities
Robert K. Gongwer	Second Vice President, Taxes
Diane S. Hagenbuch	Senior Vice President, Marketing
Kristal E. Hambrick	Senior Vice President, Chief Product Officer
Michael F. Haverkamp	Director, Senior Vice President & General Counsel, Assistant Secretary
Ronald G. Heibert	Senior Vice President & Chief Corporate Actuary
Gary T. Huffman	Director, President, Chairman and Chief Executive Officer
Jed R. Martin	Vice President, Private Placements
Elizabeth F. Martini	Vice President & Counsel
Therese S. McDonough	Secretary
William J. McFadden	Vice President, PGA Marketing — Western Division
Stephen R. Murphy	Senior Vice President, Capital Management
Jeffrey K. Oehler	Vice President, Information Systems
George B. Pearson	Senior Vice President, PGA Marketing
William C. Price	Vice President & Assistant General Counsel
Arthur J. Roberts	Senior Vice President, Chief Financial Officer
Joseph R. Sander	Vice President and Treasurer
William G. Schlechter M.D.	Vice President and Medical Director
James C. Smith	Senior Vice President, Internal Audit and Compliance
Raymond D. Spears	Vice President, Underwriting
Tracey L. Spikes	Divisional Vice President
Kenneth E. Stehlin	Vice President, FASTeam
Barbara A. Turner	Senior Vice President, Broker/Dealer Operations
Paul J. Twilling	Senior Vice President, Information Systems
Michael C. Vogel	Vice President, Information Systems
Trisha M. Weiner	Vice President, Institutional Sales Marketing
Peter Whipple	Vice President, Life Illustration Actuary
Cletus L. Davis	Senior Tax Officer

The principal occupation of each of the above is an officer of Ohio National Life, with the same title as with us.

The principal business address of each is:

One Financial Way

Cincinnati, Ohio 45242

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of The Ohio National Life Insurance Company, which is a wholly-owned subsidiary of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of The Ohio National Life Insurance Company.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
The Ohio National Life Insurance Company	Ohio	100%
OnFlight, Inc. (aviation)	Ohio	100%
Fiduciary Capital Management, Inc. (investment adviser)	Connecticut	51%
Financial Way Realty, Inc.	Ohio	100%
Suffolk Capital Management LLC (investment adviser)	Delaware	83%
Sycamore Re, Ltd. (captive reinsurance company)	Bermuda	100%

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
Ohio National Life Assurance Corporation	Ohio	100%
Ohio National Equities, Inc. (securities broker dealer)	Ohio	100%
Ohio National Investments, Inc. (investment adviser)	Ohio	100%
The O.N. Equity Sales Company (securities broker dealer)	Ohio	100%
Ohio National Fund, Inc. (registered investment company)	Maryland	83%
Kenwood Re, Inc. (captive reinsurance company)	Vermont	100%
Dow Target Variable Fund LLC (registered investment company)	Ohio	100%
Montgomery Re, Inc. (captive reinsurance company)	Vermont	100%
National Security Life and Annuity Company (insurance company)	New York	100%

The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
O.N. Investment Management Company	Ohio	100%
(investment adviser)
Ohio National Insurance Agency of Alabama, Inc.	Alabama	100%
Ohio National Insurance Agency, Inc.	Ohio	100%

Sycamore Re, Ltd. owns 100% of the voting securities of ON Global Holdings, LLC, an insurance holding company organized under the laws of Delaware. ON Global Holdings, LLC owns 100% of the voting securities of Ohio National Sudamerica S.A., an insurance holding company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 100% of the voting securities of Ohio National Seguros de Vida S.A., a life insurance company organized under the laws of Chile.

Item 29. Indemnification

The sixth article of the Depositor’s Articles of Incorporation, as amended, provides as follows:

“Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.”

In addition, Article XII of the Depositor’s Code of Regulations states as follows:

“If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Six of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation’s request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled”.

Item 30. Principal Underwriter

The principal underwriter of the Registrant’s securities is Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of The Ohio National Life Insurance Company. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts A, B and D, other separate accounts of The Ohio National Life Insurance Company which are registered as unit investment trusts; and other policies issues by Ohio National Variable Account R, which separate account is also registered as a unit investment trust.

The directors and officers of ONEQ are:

Gary T. Huffman	Director, Chairman and President
John J. Palmer	Director
Michael F. Haverkamp	Director and Secretary
Barbara A. Turner	Director and Vice President of Operations & Comptroller and Treasurer
Thomas A. Barefield	Senior Vice President
H. Douglas Cooke	Vice President, Institutional Sales
Richard J. Dowdle	Vice President, Institutional Sales
Martin T. Griffin	Vice President, Institutional Sales
Laurens N. Sullivan	Vice President, Institutional Sales
Kimberly A. Plante	Assistant Secretary
Jeffery A. Bley, Jr.	Chief Compliance Officer

The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant:

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions
$634,492.34	None	None

Item 31. Location of Accounts and Records

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1)	Journals and other records of original entry:

Ohio National Life Assurance Corporation (“Depositor”)

One Financial Way

Montgomery, Ohio 45242

(2)	General and auxiliary ledgers:

Depositor

(3)	Securities records for portfolio securities:

Depositor

(4)	Corporate charter, by-laws and minute books:

Registrant has no such documents.

(5)	Records of brokerage orders:

Not applicable.

(6)	Records of other portfolio transactions:

Depositor

(7)	Records of options:

Not applicable

(8)	Records of trial balances:

Depositor

(9)	Quarterly records of allocation of brokerage orders and commissions:

Not applicable

(10)	Records identifying person or group authorizing portfolio transactions:

Depositor

(11)	Files of advisory materials:

Not applicable

(12)	Other records

Depositor

Item 32. Management Services

None

Item 33. Fee Representation

Representations pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940, as amended;

Ohio National Life Assurance Corporation represents that the fees and charges deducted under the policy, in the aggregate are reasonable in relation to the services to be rendered, the expenses expected to be incurred and the risks assumed by Ohio National Life Assurance Corporation.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account R certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) and has duly caused this Registration Statement to be signed on its behalf in the City of Montgomery and State of Ohio on the 24th day of April, 2012.

Ohio National Variable Account R

(Registrant)

By OHIO NATIONAL LIFE ASSURANCE CORPORATION

(Depositor)

By /s/ Kristal E. Hambrick

Kristal E. Hambrick

Senior Vice President

Pursuant to the requirements of the Securities Act of 1933, the depositor has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Montgomery and the State of Ohio on the 24th day of April, 2012.

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(Depositor)

By /s/ Kristal E. Hambrick

Kristal E. Hambrick

Senior Vice President

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities with the depositor and on the dates indicated.

Signature	Title	Date

/s/ Gary T. Huffman	Chairman, President and Chief Executive Officer and Director	April 24, 2012
Gary T. Huffman	(Principal Executive Officer)

/s/ Ronald J. Dolan	Director	April 24, 2012
Ronald J. Dolan

/s/ Michael F. Haverkamp	Director	April 24, 2012
Michael F. Haverkamp

/s/ Arthur J. Roberts	Senior Vice President, Chief Financial Officer	April 24, 2012
Arthur J. Roberts	(Principal Accounting and Principal Financial Officer)

Index of Consents and Exhibits

Exhibit Number	Description	Page Number

26(k)	Opinion of Counsel
26(n)	Consent of KPMG LLP